UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Income Funds
Mutual Funds
Nuveen Taxable Fixed
August 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Credit Income Fund FJSIX FCSIX — FJSYX
Nuveen Flexible Income Fund NWQAX NWQCX NQWFX NWQIX
Nuveen Floating Rate Income Fund NFRAX NFFCX NFRFX NFRIX
Nuveen High Yield Income Fund NCOAX NCFCX NCSRX NCOIX
Nuveen Preferred Securities and Income Fund NPSAX NPSCX NPSFX NPSRX
Nuveen Strategic Income Fund FCDDX FCBCX FSFRX FCBYX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations and Dividend Information 12
Fund Performance, Expense Ratios and Holdings Summaries 15
Yields 33
Expense Examples 35
Report of Independent Registered Public Accounting Firm 38
Statement of Assets and Liabilities 120
Statement of Operations 122
Statement of Changes in Net Assets 124
Financial Highlights 130
Financial Highlights 132
Notes to Financial Statements 142
Important Tax Information 162
Additional Fund Information 164
Glossary of Terms Used in this Report 165
Liquidity Risk Management Program 168
Annual Investment Management Agreement Approval Process 169
Trustees and Officers 176

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. High inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal Reserve
(Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to 3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 21, 2022

Important Notices

For Shareholders of
Nuveen Credit Income Fund
Nuveen Flexible Income Fund
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Preferred Securities and Income Fund
Nuveen Strategic Income Fund
Change in Fiscal and Tax Year End
Effective February 24, 2022, the Funds’ Board of Directors/Trustees (the “Board”) approved that each Fund’s fiscal and tax year end (collectively, “fiscal year ends”) be changed from June 30 to August 31 for Nuveen Credit Income Fund (“Credit Income”)
and Nuveen Strategic Income Fund (“Strategic Income”) and from September 30 to August 31 for Nuveen Flexible Income Fund,
Nuveen Floating Rate Income Fund, Nuveen High Yield Income Fund and Nuveen Preferred Securities and Income Fund (each a “Fund” and collectively the “Funds”). As a result, effective July 1, 2022, the Funds began to adhere to the fiscal reporting and regulatory filing schedule required by an August 31 fiscal year end.
For Shareholders of
Nuveen Flexible Income Fund
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on December
31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Fund’s investment adviser, and Nuveen Asset Management, LLC
(“NAM”), pursuant to which NAM replaced NWQ Investment Management Company, LLC (“NWQ”) as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC. In connection therewith, the Fund’s Board of Trustees also approved that the Fund be renamed Nuveen Flexible Income Fund, effective December 31, 2021.
The Fund’s portfolio management team and investment strategy were not affected by these changes.
For additional information regarding these changes, please consult the Fund’s prospectus dated January 31, 2022.
Portfolio Manager Addition
Effective October 31, 2022 (subsequent to the close of this reporting period), Steve T. Peña, Managing Director, is added as a portfolio manager of the Nuveen Flexible Income Fund. Thomas J. Ray and Susi Budiman will continue to serve as portfolio managers of the Fund.
For Shareholders of
Nuveen Floating Rate Income Fund
Lending of Portfolio Securities
Effective April 29, 2022, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. Refer to the Fund’s Statement of Additional Information dated
January 31, 2022 and to the Notes to Financial Statements, Note 4. Portfolio Securities and Investments in Derivatives of this report for further information.

Portfolio Managers’
Comments
Nuveen Credit Income Fund
Nuveen Flexible Income Fund
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Preferred Securities and Income Fund
Nuveen Strategic Income Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers Anders S. Persson, CFA, Jean C. Lin, CFA, Karina L. Bubeck, CFA, Aashh K. Parekh,
CFA, and Brenda A. Langenfeld, CFA, manage the Nuveen Credit Income Fund. Portfolio managers Thomas J. Ray, CFA, and Susi
Budiman, CFA, FRM, manage the Nuveen Flexible Income Fund. Portfolio managers Scott Caraher and Kevin Lorenz, CFA, manage the Nuveen Floating Rate Income Fund. Portfolio managers Scott Caraher and Jean C. Lin, CFA, manage the Nuveen High Yield
Income Fund. Portfolio managers Douglas M. Baker, CFA, and Brenda A. Langenfeld, CFA, manage the Nuveen Preferred Securities and Income Fund. Portfolio managers Nicholas Travaglino, Douglas M. Baker, CFA, Kevin Lorenz, CFA, and Katherine Renfrew
manage the Nuveen Strategic Income Fund.
Here the Funds’ portfolio managers review U.S. economy and global market conditions, key investment strategies and the
Funds’ performance for the abbreviated annual reporting periods ended August 31, 2022. For more information on each Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the global markets during the abbreviated annual reporting periods ended
August 31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in 2022. Overall, 2021 gross domestic product (GDP)
grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19.
However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected year-to-date 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Volatility for interest rates, stocks and bonds increased as markets considered whether the Fed could cool inflation without causing a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies, accelerating in March
2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions. After the close of this reporting period, global currency and bond markets sold off sharply in late September
2022 on concerns about the U.K.’s new fiscal spending plan.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending, while two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6%
in the second quarter of 2022, according to the third estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic, and the unemployment rate, at 3.5% as of September 2022, remained near its pre-pandemic low.
During the abbreviated eleven-month reporting period ended August 31, 2022, preferred securities, high yield bonds and senior loans posted negative returns driven by a combination of both higher interest rates and wider credit spreads. The Russia-Ukraine
War, a significant ramp-up in inflation and concerns that tighter monetary policy might lead to a recession weighed on risk assets and pushed credit spreads wider and led to spikes in volatility. The preferred securities and U.S. dollar-denominated contingent capital securities (CoCos) markets were not immune to these developments. While performance was negative across all segments,

$1,000 par preferred securities outperformed both $25 par preferred securities and U.S. dollar-denominated CoCos securities. For the abbreviated eleven-month reporting period, the high yield market, as measured by the ICE BofA U.S. High Yield Index, returned
-10.5%, with the bulk of the sell-off in the second quarter of 2022. However, high yield credit fundamentals remained relatively benign. Senior loans outperformed both preferred securities and high yield bonds with the Credit Suisse Leveraged Loan Index returning -0.5% for the reporting period.
During the abbreviated two-month reporting period ended August 31, 2022, the broad fixed income market, as measured by the
Bloomberg U.S. Aggregate Bond Index, declined. Additionally, while U.S. Treasury yields moderated in July 2022, they rose sharply in August 2022 across the maturity spectrum, led by shorter maturities. Spread sectors outperformed during the abbreviated two-
month reporting, led by high yield corporates, senior loans and preferred securities. Spreads tightened and valuations increased in the segments as a result of strong corporate earnings, light new issuance, retail demand for high yield bonds and institutional support for loans.
Nuveen Credit Income Fund
What key strategies were used to manage the Fund during the abbreviated two-month annual reporting period ended
August 31, 2022?
The Fund’s investment objective seeks to provide total return, with an emphasis on a high level of current income, offering diversified exposure to lower rated credit sectors, including the full spectrum of securitized sectors and the flexibility to add less liquid structures as opportunities arise.
During the abbreviated reporting period, the Fund remained positioned approximately midway along its risk spectrum with roughly half of its portfolio allocated to high yield corporate bonds and the remainder to a diversified mix of primarily lower-quality credit, including senior loans, ABS and CMBS. The Fund’s duration remained shorter than its benchmark during the reporting period, which reduced its interest rate sensitivity.
How did the Fund perform during the abbreviated two-month annual reporting period ended August 31, 2022?
The Nuveen Credit Income Fund’s Class A Shares at NAV underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index for the abbreviated two-month reporting period. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index.
The Fund’s underperformance was primarily a result of its out-of-benchmark exposures in two securitized sectors, ABS and CMBS, which underperformed high yield corporate bonds during the reporting period. In addition, the Fund’s out-of-benchmark allocation to senior loans slightly detracted from relative performance during the reporting period.
The Fund’s underperformance was largely offset by its shorter-duration positioning versus its benchmark, which buffered the portfolio from the corresponding drop in bond prices in the rising interest rate environment. Relative performance was also aided by security selection within the Fund’s high yield corporate exposure, particularly in the cyclical services, wireless and energy industries.
During the reporting period, the Fund used credit default swap index contracts to increase the portfolio’s exposure to high yield credit while the cash from inflows was invested amid a generally low supply of high yield bonds. This activity had a negligible impact on relative performance during the reporting period.
Nuveen Flexible Income Fund
What key strategies were used to manage the Fund during the abbreviated eleven-month annual reporting period ended
August 31, 2022?
The investment objective of the Fund is to provide current income and positive risk-adjusted capital appreciation by investing in corporate securities across the capital structure based on the assessment of relative value and risk.
During the abbreviated reporting period, the Fund maintained an overweight to BBB and BB-rated corporate credits which represented a risk/reward trade-off that provided attractive relative value, higher yields and less exposure to higher rates than high-
quality, core fixed income. In addition, the Fund increased exposure to dividend-paying equities to take advantage of improved valuations amid the heightened market volatility during various periods in 2022.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the abbreviated eleven-month annual reporting period ended August 31, 2022?
For the eleven-month reporting period ended August 31, 2022, the Fund outperformed the Flexible Income Blended Benchmark.
For purposes of this Performance Commentary, references to relative performance are in comparison to the Flexible Income
Blended Benchmark, which consists of: 1) 50% of the ICE BofA U.S. Corporate Index and 2) 50% of the ICE BofA U.S. High Yield
Index.
The Fund’s outperformance was driven primarily by its out-of-benchmark allocations to common stocks and preferred securities.
Valero Energy Corp. common stock was the leading individual contributor to the Fund’s relative performance for the reporting period. Valero, the largest independent refiner and marketer of petroleum products in the United States, benefited from higher energy prices. The Fund continues to hold the position. The common stock of health care and insurance provider Cigna Corp was another contributor to the Fund’s relative performance. The company continued to generate healthy cash flow, allowing Cigna’s management to pay an attractive dividend in addition to repurchasing stock shares. As a result, the Fund continues to hold the position. In addition, call options were written on Applied Materials, Inc. and Qualcomm Incorporated to partially hedge against the long common stock positions in the Fund's portfolio. However, the call options had a negligible impact on relative performance over the reporting period.
Security selection within the Fund’s high yield bonds and investment grade bonds, as well as convertible bonds, served to partially offset the Fund’s outperformance during the reporting period. The investment grade senior notes of Hewlett-Packard Enterprise Co.
were the leading individual detractors during the reporting period. Significant rate increases negatively impacted performance given the longer-duration nature of these securities. Despite the added duration risk, the position could benefit as the company’s order backlog and improved profitability are realized. The Fund continues to hold the position.
Nuveen Floating Rate Income Fund
What key strategies were used to manage the Fund during the abbreviated eleven-month annual reporting period ended
August 31, 2022?
The principal investment objective of the Fund is to seek a high level of current income, and secondarily capital appreciation, by investing primarily in floating rate loans and other floating rate securities, a substantial portion of which may be rated below investment grade.
During the abbreviated reporting period, the Fund continued to tilt toward a higher-quality mix of loans. In particular, it focused on larger, more liquid loans, which are mostly issued by companies with greater scale and, therefore, an improved ability to manage elevated funding prices or pass through higher input costs to consumers. As a result of the increased economic uncertainty, the investment management team selected higher-quality senior loans, generally avoiding issuers with weaker capital structures.
How did the Fund perform during the abbreviated eleven-month annual reporting period ended August 31, 2022?
For the abbreviated eleven-month reporting period ended August 31, 2022, the Fund underperformed the Credit Suisse Leveraged
Loan Index. For purposes of this Performance Commentary, references to relative performance are in comparison to the Credit
Suisse Leveraged Loan Index.
The Fund’s allocation to out-of-benchmark high yield corporate bonds, which is consistent with its mandate, was the primary detractor from relative performance given their significant underperformance versus senior loans, particularly during the second half of the reporting period. The top individual detractors from relative performance included senior loans and corporate bonds of Avaya
Inc., a telecommunications equipment manufacturer that announced disappointing earnings during the reporting period. As of the end of the reporting period, the Fund continued to hold these positions based on an assessment of their fundamental long-term value.
Partially offsetting the underperformance was the higher quality bias of the loan portfolio as higher-rated loans generally outperformed lower-rated loans during the reporting period. In addition, select holdings in energy-related companies contributed positively to relative results driven by rising energy prices during the reporting period. The post-reorganization equity of exploration and production (E&P) company California Resources Corp. outperformed, driven by the energy rally and the firm's strong earnings.
Loans issued by another E&P company, QuarterNorth Energy Holding Inc., also contributed to relative performance. As of the end of the reporting period, the Fund maintained exposure to both companies.

Nuveen High Yield Income Fund
What key strategies were used to manage the Fund during the abbreviated eleven-month annual reporting period ended
August 31, 2022?
The investment objective of the Fund is to seek current income and capital appreciation by investing primarily in debt instruments such as bonds, loans and convertible securities, a substantial portion of which may be rated below investment grade or, if unrated, of comparable quality.
Heading into the abbreviated reporting period, the Fund was positioned with shorter duration relative to the benchmark, which reduced its interest rate sensitivity. The Fund maintained its out-of-benchmark allocation to senior loans. It was also overweight
B-rated credit issues and underweight BB-rated credit issues relative to the benchmark. The investment management team selectively reduced exposure to B and CCC-rated credit issues in favor of BB-rated bonds to defensively position the Fund amid the increased economic uncertainty.
How did the Fund perform during the abbreviated eleven-month annual reporting period ended August 31, 2022?
For the abbreviated eleven-month reporting period ended August 31, 2022, the Fund outperformed the ICE BofA U.S. High Yield
Index. For purposes of this Performance Commentary, references to relative performance are in comparison to the ICE BofA U.S.
High Yield Index.
The Fund’s outperformance was driven primarily by security selection. From an industry perspective, health care was the top performer while select holdings in energy-related companies contributed positively to relative performance given the rise in energy prices during the reporting period. The Fund’s out-of-benchmark allocation to senior loans also aided relative performance as higher interest rates contributed to senior loan performance during the reporting period. Lastly, from a credit quality perspective, the
Fund’s underweight to CCC-rated credit issues aided relative performance.
Partially offsetting the Fund’s outperformance was its underweight to issuers within the capital goods and real estate sectors.
While overall exposure to senior loans aided relative performance, the senior loans of automotive and specialty LED light producer
Lumileds detracted from relative performance. The Fund exited its position in Lumileds.
During the reporting period, the Fund used credit default swap index contracts to add exposure to high yield credit while the cash from inflows was invested amid a generally low supply of high yield bonds. The credit default swaps had a negligible impact on relative performance over the reporting period.
Nuveen Preferred Securities and Income Fund
What key strategies were used to manage the Fund during the abbreviated eleven-month annual reporting period ended
August 31, 2022?
The Fund has an income strategy that invests across the credit quality spectrum in both $25 par retail and $1,000 par institutional preferred and other income producing securities from U.S. and non-U.S. issuers and seeks to provide a high level of current income and total return.
During the abbreviated annual reporting period, several active themes were incorporated within the Fund relative to the Nuveen
Preferred Securities and Income Blended Benchmark. This included an overweight to $1,000 par preferred securities, an overweight to securities that have coupons with reset features (floating rate, fixed-to-floating rate, fixed-to-fixed) and specifically those with higher reset spreads, an underweight to U.S. dollar-denominated CoCos, as well as a shorter-duration profile relative to the Blended
Benchmark. Along with capturing better relative value, the overweight to $1,000 par preferreds, which were largely non-fixed rate coupon securities, was also intended to position the Fund defensively against a rising interest rate environment. In addition, the
Fund’s allocation to CoCos was reduced during the reporting period because that segment faced elevated risks as a result of the
Russia-Ukraine War.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the abbreviated eleven-month annual reporting period ended August 31, 2022?
For the eleven-month abbreviated reporting period ended August 31, 2022, the Fund outperformed the Preferred Securities and Income Blended Benchmark. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Preferred Securities and Income Blended Benchmark, a blended return consisting of: (1) 60% ICE BofA U.S. All
Capital Securities Index (I0CS) and (2) 40% ICE USD Contingent Capital Index (CDLR).
The Fund’s outperformance was driven primarily by an overweight to shorter duration $1,000 par preferred securities with non-
fixed rate coupon structures, which contributed to benchmark relative performance as interest rates increased during the reporting period. In addition, interest rate futures contracts were sold to reduce the duration of its portfolio. However, the contracts had a negligible impact on relative performance. Selection bias within the $1,000 par preferred allocation contributed to relative performance as the investment management team focused on coupon structures with higher reset spreads, which outperformed.
Notably, the Fund didn’t hold any securities issued by Russian banks during the reporting period. Conversely, the Blended
Benchmark held a small but measurable exposure to U.S. dollar-denominated CoCos issued by Russian banks, including Credit
Bank of Moscow, ALFA-BANK JSC, PJSC Sberbank and Sovcombank of Russia, whose prices dropped to zero by the end of the first quarter of 2022. The Fund’s lack of exposure to these issues was accretive to relative performance.
Partially offsetting the outperformance were a handful of $1,000 par preferred securities that underperformed during the reporting period, including life insurance services company SBL Holdings, Inc. This security was negatively impacted by lingering concern from some investors regarding elevated collateralized loan obligations risk in the company’s investment portfolio, however the company significantly reduced this exposure over the last several quarters. The Fund continues to hold the position based on its solid credit metrics. In addition, an overweight to General Motors Financial Co Inc. hindered relative performance largely as a result of increased economic uncertainty. The Fund continues to maintain an overweight given the company’s solid long-term fundamentals.
Nuveen Strategic Income Fund
What key strategies were used to manage the Fund during the abbreviated two-month annual reporting period ended
August 31, 2022?
The Fund provides investors with a broadly flexible, multi-sector portfolio that seeks to deliver total return. The investment management team actively manages a diversified portfolio of investment grade and high yield debt securities from U.S. and non-
U.S. issuers.
During the abbreviated reporting period, the Fund remained positioned with a moderate amount of credit risk and a focus on credits with durable free cash flows and solid balance sheets across a number of sectors and industries. The Fund continued to favor spread sectors while emphasizing an up-in-quality bias within the sectors. As a result of increased economic uncertainty, the
Fund reduced its credit risk by rotating out of a portion of its emerging market (EM) debt and into U.S. Treasuries and cash. The investment management team also maintained the Fund’s shorter-duration positioning during the reporting period.
How did the Fund perform during the abbreviated two-month annual reporting period ended August 31, 2022?
The Nuveen Strategic Income Fund’s Class A Shares at NAV outperformed the Bloomberg U.S. Aggregate Bond Index for the abbreviated two-month annual reporting period. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Bloomberg U.S. Aggregate Bond Index.
The Fund’s outperformance was primarily driven by its out-of-benchmark allocations to high yield corporate bonds and preferred securities. The Fund’s corresponding underweights to Treasury securities and the MBS sector benefited relative performance since both segments generally underperformed. The Fund also benefited from its significantly shorter-duration positioning versus its benchmark, which helped to buffer the portfolio from the corresponding drop in bond prices in the rising interest rate environment.
During the abbreviated reporting period, there were no material detractors from relative performance. Also, as part of the overall portfolio construction strategy, the Fund sold interest rate futures contracts to reduce portfolio duration and manage yield curve exposure, which had a negligible impact on relative performance. In addition, the Fund used credit default swap index contracts to buy credit protection on a portion of the portfolio's exposure to high yield credit. The credit default swaps had a negligible impact on relative performance over the reporting period.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Credit Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund’s income
could decline during periods of
falling interest rates. Investments in below investment grade or high yield securities
are subject to liquidity risk and heightened
credit risk. This Fund is subject to the risks of investing in loa ns
, including senior loans and secured and unsecured junior loans.
Unsecured loans are not backed by a security interest in collateral and involve a higher degree of risk than secured loans. Loans are also subject to settlement risk due to the lack of established settlement standards or remedies for failure to settle, and may have limited restrictive covenants on borrowers, which may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. The Fund may also invest in a pool of loans through collateralized loan obligations
(CLOs). In addition to the
risks associated with loans and high yield securities, CLOs are subject to the risk that distributions from the collateral may not be adequate to make interest or other payments owed to the Fund.
Asset-backed and mortgage-backed securities
are subject to
additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.
Preferred securities
are
subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk.
Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities
(CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock.
Non-U.S. investments
involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets.
These and other risk
considerations, such as call, derivatives, illiquid investments, interest rate, market, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen Flexible Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt and fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk and adverse economic developments. Concentration in the financial services sector may involve greater exposure to adverse economic or regulatory occurrences. Equity investments such as those held by the Fund, are subject to market risk, common stock risk, covered call risk, short sale risk, and derivatives risk.
Nuveen Floating Rate Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.
Nuveen High Yield Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or
high yield securities
are subject to liquidity risk and heightened credit risk.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk
due to the lack of established settlement
standards or remedies for failure to settle and
covenant lite loan risk,
which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender.
Non-U.S.
investments
involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.
Nuveen Preferred Securities and Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, illiquid securities risk, concentration risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
Nuveen Strategic Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, derivatives risk, dollar roll transaction risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The Fund gains additional exposure to currency rates, and therefore to the risk of currency fluctuation, through investment in foreign currency contracts. The risks of foreign investments are magnified in emerging markets. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by Nuveen Flexible Income Fund, Nuveen Floating Rate Income, Nuveen High Yield Income Fund
and Nuveen Strategic Income Fund during the current reporting period were paid from net investment income. If a portion of a
Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.
Special Dividend Information for Nuveen Credit Income Fund and Nuveen Preferred Securities and
Income Fund
The Nuveen Credit Income Fund seeks to pay regular monthly distributions at a level rate that reflects past and projected net income of the Fund. Because the Fund may utilize credit default swaps and invests in non-U.S. debt and fixed-income securities, in certain periods it can experience derivative losses and currency exchange losses on those holdings. Under applicable tax rules, foreign currency exchange gains or losses and certain gains or losses on credit default swap transactions are treated as ordinary income items. Consequently, if a Fund experiences a foreign currency exchange loss in a given fiscal period, that loss may offset and reduce net income which may result in the Fund’s distributions exceeding the amount of its net income for tax purposes, resulting in any over-distribution being reported on the Fund’s Form 1099 as a return of capital. For the fiscal year ended August 31, 2022, the
Fund recognized prior year deferred losses related to credit default swap transactions, resulting in a portion of the Fund’s dividends being characterized as a return of capital for tax purposes at fiscal year-end, which is identified in the tables below.
The Nuveen Preferred Securities and Income Fund seeks to pay regular monthly distributions at a level rate that reflects past and projected net income of the Fund. The Fund may own certain investments which recognize income for financial reporting in a matter that differs from the recognition on a tax basis. During the fiscal year, the Fund owned certain investments which accrued income for financial reporting purposes that was not recognized as income on a tax basis. As a result, the amount of the Fund’s distributions over the entire fiscal year exceeded the amount of net investment income recognized on an income tax basis and a portion of the
Fund’s fiscal year distributions have been deemed to be a return of capital for tax purposes, which is identified in the table below.

Risk Considerations and Dividend Information
(continued)

Nuveen Credit Income Fund - Data as of August 31, 2022
Fiscal Year 2022
Percentage of the Distribution Per Share Amounts
Share Class Ticker Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A FJSIX 88.82% 0.00% 11.18% $0.0565 $0.0502 $0.000 $0.0063
Class C FCSIX 86.83% 0.00% 13.17% $0.0480 $0.0417 $0.000 $0.0063
Class I FJSYX 89.53% 0.00% 10.47% $0.0595 $0.0532 $0.000 $0.0063
Nuveen Preferred Securities Fund - Data as of August 31, 2022
Fiscal Year 2022
Percentage of the Distribution Per Share Amounts
Share Class Ticker Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A NPSAX 96.69% 0.00% 3.31% $0.7645 $0.7392 $0.000 $0.0253
Class C NPCSX 96.08% 0.00% 3.92% $0.6445 $0.6192 $0.000 $0.0253
Class R6 NPSFX 96.88% 0.00% 3.12% $0.8120 $0.7867 $0.000 $0.0253
Class I NPSRX 96.85% 0.00% 3.15% $0.8030 $0.7777 $0.000 $0.0253

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Credit Income Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 2-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/30/01 3.16% (10.24)% 1.47% 3.30% 1.13% 1.01%
Class A Shares at maximum Offering
Price 8/30/01 (1.74)% (14.50)% 0.48% 2.80% — —
Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Bond Index — 3.46% (10.61)% 2.57% 4.50% — —
Lipper Global High Yield Funds
Classification Average — 2.78% (11.67)% 1.21% 3.26% — —
Class C Shares 8/30/01 3.02% (10.95)% 0.70% 2.70% 1.88% 1.76%
Class I Shares 8/30/01 3.20% (10.12)% 1.68% 3.54% 0.88% 0.76%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Corporate Bonds 47 .4%
Asset-Backed and Mortgage-
Backed Securities 21 .3%
Variable Rate Senior Loan
Interests 9 .3%
Exchange-Traded Funds 3 .9%
Sovereign Debt 3 .6%
Contingent Capital Securities 2 .1%
$1,000 Par (or similar)
Institutional Preferred 1 .8%
$25 Par (or similar) Retail
Preferred 0 .6%
Common Stocks 0 .0%
Investments Purchased with
Collateral from Securities
Lending 6 .1%
Repurchase Agreements 10 .9%
Other Assets Less Liabilities (7.0)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 19.9%
Media 7.0%
Hotels, Restaurants & Leisure 6.6%
Health Care Providers & Services 5.7%
Automobiles 4.9%
Chemicals 4.1%
Diversified Telecommunication
Services 3.9%
Wireless Telecommunication
Services 3.6%
Metals & Mining 3.4%
Commercial Services & Supplies 3.1%
Airlines 2.9%
Specialty Retail 2.8%
Insurance 2.8%
Capital Markets 2.4%
IT Services 1.9%
Pharmaceuticals 1.7%
Trading Companies &
Distributors 1.6%
Road & Rail 1.5%
Personal Products 1.5%
Independent Power Producers &
Energy Traders 1.5%
Other 17.2%
Total 100.0%
Bond Credit Quality
(% of total long-term fixed income)
A 0.4%
BBB 9.9%
BB or Lower 77.0%
N/R (not rated) 12.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Flexible Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Flexible Income Blended Benchmark. The Flexible
Income Blended Benchmark consist of: 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25%
after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2024, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 11-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/09/09 (11.18)% (12.05)% 2.05% 3.96% 1.04% 0.95%
Class A Shares at maximum Offering
Price 12/09/09 (15.40)% (16.23)% 1.06% 3.46% — —
Bloomberg U.S. Aggregate Bond
Index — (10.74)% (11.52)% 0.52% 1.35% — —
Flexible Income Blended Benchmark — (12.00)% (12.45)% 1.81% 3.46% — —
Lipper Flexible Income Funds
Classification Average — (9.47)% (9.93)% 2.14% 3.72% — —
Class C Shares 12/09/09 (11.81)% (12.69)% 1.29% 3.34% 1.79% 1.70%
Class I Shares 12/09/09 (11.00)% (11.86)% 2.29% 4.23% 0.79% 0.70%
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 11-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (10.96)% (11.81)% 2.42% 3.74% 0.72% 0.64%

Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holding Summaries
August 31, 2022
(continued)
Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Corporate Bonds 45 .5%
$1,000 Par (or similar)
Institutional Preferred 25 .3%
Common Stocks 14 .7%
$25 Par (or similar) Retail
Preferred 5 .4%
Convertible Preferred Securities 3 .7%
Structured Notes 1 .6%
Convertible Bonds 0 .9%
Investments Purchased with
Collateral from Securities
Lending 2 .0%
Repurchase Agreements 2 .0%
Other Assets Less Liabilities (1.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ConocoPhillips 0.9%
Shell PLC, ADR 0.8%
Walmart Inc 0.8%
Applied Materials Inc 0.7%
Valero Energy Corp 0.6%
Portfolio Composition
1
(% of net assets)
Banks 10.5%
Media 7.2%
Technology Hardware, Storage
& Peripherals 5.6%
Oil, Gas & Consumable Fuels 5.6%
Electric Utilities 5.2%
Semiconductors &
Semiconductor Equipment 3.7%
Health Care Providers & Services 4.1%
Consumer Finance 3.9%
Multi-Utilities 3.6%
Capital Markets 2.5%
Food & Staples Retailing 3.0%
Insurance 2.7%
Automobiles 2.6%
Machinery 2.3%
Chemicals 2.3%
Hotels, Restaurants & Leisure 2.1%
Specialty Retail 1.9%
Auto Components 1.9%
Independent Power Producers &
Energy Traders 1.8%
Food Products 1.6%
Communications Equipment 1.7%
Trading Companies &
Distributors 1.6%
Equity Real Estate Investment
Trusts 1.6%
Other 16.5%
Structured Notes 1.6%
Investments Purchased with
Collateral from Securities
Lending 2.0%
Repurchase Agreements 2.0%
Other Assets Less Liabilities (1.1)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
A 2.0%
BBB 46.7%
BB or Lower 47.6%
N/R (not rated) 3.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Floating Rate Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Credit Suisse Leverage Loan Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 11-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 5/02/11 (1.61)% (1.28)% 2.84% 3.68% 1.03%
Class A Shares at maximum Offering Price 5/02/11 (4.56)% (4.24)% 2.21% 3.37% —
Credit Suisse Leveraged Loan Index — (0.47)% 0.18% 3.54% 4.04% —
Lipper Loan Participation Funds Classification
Average — (2.00)% (1.49)% 2.26% 2.89% —
Class C Shares 5/02/11 (2.30)% (2.03)% 2.07% 3.05% 1.78%
Class I Shares 5/02/11 (1.32)% (0.97)% 3.10% 3.95% 0.78%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 11-Month 1-Year 5-Year
Since
Inception
Class R6 Shares 1/28/15 (1.29)% (0.88)% 3.21% 3.47% 0.70%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2022
(continued)
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 85 .0%
Corporate Bonds 11 .9%
Exchange-Traded Funds 2 .0%
Common Stocks 0 .9%
$1,000 Par (or similar)
Institutional Preferred 0 .7%
Warrants 0 .3%
Convertible Preferred Securities 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Investment Companies 1 .4%
Other Assets Less Liabilities (2.4)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Health Care Providers & Services 24.2%
Oil, Gas & Consumable Fuels 12.3%
Commercial Services & Supplies 10.4%
Hotels, Restaurants & Leisure 10.2%
Media 10.1%
Wireless Telecommunication
Services 5.6%
Diversified Telecommunication
Services 4.5%
Communications Equipment 4.2%
Specialty Retail 3.1%
Equity Real Estate Investment
Trusts 3.0%
Other 12.4%
Total 100.0%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 8.3%
BB or Lower 89.1%
N/R (not rated) 2.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen High Yield Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31,
2024 or 1.35% after July 31, 2024 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 11-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 4/28/10 (9.85)% (9.70)% 1.96% 3.76% 1.06% 0.99%
Class A Shares at maximum Offering
Price 4/28/10 (14.14)% (13.99)% 0.97% 3.26% — —
ICE BofA U.S. High Yield Index — (10.46)% (10.43)% 2.43% 4.44% — —
Lipper High Yield Funds
Classification Average — (9.97)% (9.94)% 2.04% 3.70% — —
Class C Shares 4/28/10 (10.46)% (10.36)% 1.21% 3.14% 1.81% 1.75%
Class I Shares 4/28/10 (9.63)% (9.46)% 2.22% 4.02% 0.81% 0.74%
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 11-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 10/1/14 (9.50)% (9.32)% 2.35% 3.06% 0.70% 0.63%

Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holding Summaries
August 31, 2022
(continued)
Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Corporate Bonds 82 .9%
Variable Rate Senior Loan
Interests 7 .5%
$1,000 Par (or similar)
Institutional Preferred 1 .2%
Common Stocks 0 .6%
Warrants 0 .4%
Investments Purchased with
Collateral from Securities
Lending 3 .0%
Investment Companies 5 .9%
Other Assets Less Liabilities (1.5)%
Net Assets 100%
Top Five Holdings
(% of net assets)
BlackRock Liquidity Funds
T-Fund 5.9%
State Street Navigator Securities
Lending Government Money
Market Portfolio 3.0%
Imola Merger Corp 1.3%
CCO Holdings LLC / CCO
Holdings Capital Corp 1.1%
Ford Motor Credit Co LLC 1.0%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 13.5%
Media 7.6%
Hotels, Restaurants & Leisure 5.6%
Health Care Providers & Services 4.7%
Diversified Telecommunication
Services 4.2%
Chemicals 4.1%
Automobiles 3.4%
Commercial Services & Supplies 2.9%
Capital Markets 2.9%
Specialty Retail 2.7%
Metals & Mining 2.7%
Wireless Telecommunication
Services 2.5%
Personal Products 2.0%
Equity Real Estate Investment
Trusts 1.9%
Auto Components 1.9%
Insurance 1.7%
Aerospace & Defense 1.7%
Consumer Finance 1.7%
Independent Power Producers &
Energy Traders 1.7%
Pharmaceuticals 1.6%
Trading Companies &
Distributors 1.5%
Energy Equipment & Services 1.4%
Software 1.4%
Other 17.3%
Investments Purchased with
Collateral from Securities
Lending 3.0%
Investment Companies 5.9%
Other Assets Less Liabilities (1.5)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 6.3%
BB or Lower 92.2%
N/R (not rated) 1.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Blended Benchmark.
The Preferred Securities and Income Blended Benchmark consists of 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2)
35% Bloomberg Capital Securities Index until December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE BofA USD Contingent Capital Index (CDLR). Refer to the Glossary of Terms Used in This Report for further details on the Fund's Blended Benchmark compositions through January 28, 2021.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 11-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 12/19/06 (9.07)% (9.07)% 2.49% 5.04% 0.99%
Class A Shares at maximum Offering Price 12/19/06 (13.39)% (13.38)% 1.50% 4.53% —
ICE BofA U.S. All Capital Securities Index — (11.43)% (11.44)% 2.41% 4.89% —
Preferred Securities and Income Blended Benchmark — (11.76)% (11.86)% 2.60% 4.65% —
Lipper Flexible Income Funds Classification Average — (9.47)% (9.93)% 2.14% 3.72% —
Class C Shares 12/19/06 (9.72)% (9.73)% 1.71% 4.42% 1.74%
Class I Shares 12/19/06 (8.91)% (8.84)% 2.73% 5.30% 0.74%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 11-Month 1-Year 5-Year
Since
Inception
Class R6 Shares 6/30/16 (8.84)% (8.82)% 2.80% 4.26% 0.68%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2022
(continued)
Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 48 .7%
Contingent Capital Securities 31 .9%
$25 Par (or similar) Retail
Preferred 18 .0%
Investments Purchased with
Collateral from Securities
Lending 1 .0%
Repurchase Agreements 1 .3%
Other Assets Less Liabilities (0.9)%
Net Assets 100%
Top Five Holdings
(% of net assets)
HSBC Holdings PLC 1.6%
Deutsche Bank AG 1.5%
HSBC Holdings PLC 1.4%
CoBank ACB 1.3%
JPMorgan Chase & Co 1.3%
Portfolio Composition
1
(% of net assets)
Banks 47.4%
Insurance 13.5%
Capital Markets 13.2%
Food Products 4.2%
Diversified Financial Services 3.9%
Other 16.4%
Investments Purchased with
Collateral from Securities
Lending 1.0%
Repurchase Agreements 1.3%
Other Assets Less Liabilities (0.9)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
A 0.2%
BBB 66.3%
BB or Lower 31.6%
N/R (not rated) 1.9%
Total 100%
Country Allocation
2
(% of net assets)
United States 60 .1%
United Kingdom 11 .9%
Switzerland 7 .7%
France 5 .2%
Spain 2 .3%
Netherlands 2 .2%
Canada 2 .1%
Australia 2 .1%
Germany 1 .6%
Ireland 1 .3%
Other 3 .4%
Investments Purchased with
Collateral from Securities
Lending 1 .0%
Other Assets Less Liabilities (0.9)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.0% (as a percentage of net assets) in emerging market countries.

Nuveen Strategic Income Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** Class A Shares have a maximum 4.25% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund Shares. However, because the Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 2-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 2/01/00 1.94% (10.25)% 1.63% 2.85% 0.95% 0.84%
Class A Shares at maximum Offering
Price 2/01/00 (2.40)% (14.06)% 0.76% 2.41% — —
Bloomberg U.S. Aggregate Bond
Index — (0.45)% (11.52)% 0.52% 1.35% — —
Lipper Multi-Sector Income Funds
Classification Average — 1.17% (9.69)% 1.27% 2.66% — —
Class C Shares 2/01/00 1.82% (10.91)% 0.86% 2.25% 1.70% 1.59%
Class I Shares 2/01/00 1.99% (10.08)% 1.88% 3.11% 0.70% 0.59%
Total Returns as of
August 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 2-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 1/20/15 2.10% (9.95)% 1.98% 2.52% 0.62% 0.51%

Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
August 31,
2022 (continued)
Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 40 .3%
Corporate Bonds 30 .7%
$1,000 Par (or similar)
Institutional Preferred 6 .8%
Sovereign Debt 6 .5%
Contingent Capital Securities 3 .9%
Variable Rate Senior Loan
Interests 3 .4%
U.S. Government and Agency
Obligations 3 .4%
$25 Par (or similar) Retail
Preferred 0 .7%
Investments Purchased with
Collateral from Securities
Lending 1 .6%
Repurchase Agreements 6 .4%
Other Assets Less Liabilities (3.7)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 11.3%
Banks 11.1%
Electric Utilities 4.5%
Media 4.4%
Capital Markets 4.4%
Beverages 3.5%
Wireless Telecommunication
Services 3.4%
Chemicals 3.0%
Metals & Mining 2.9%
Equity Real Estate Investment
Trusts 2.9%
Insurance 2.7%
Hotels, Restaurants & Leisure 2.7%
IT Services 2.6%
Airlines 2.5%
Diversified Financial Services 2.4%
Pharmaceuticals 2.2%
Energy Equipment & Services 2.2%
Independent Power Producers &
Energy Traders 2.2%
Automobiles 1.9%
Communications Equipment 1.8%
Trading Companies &
Distributors 1.8%
Food Products 1.7%
Construction Materials 1.7%
Specialty Retail 1.4%
Commercial Services & Supplies 1.2%
Other 17.6%
Total 100.0%
Bond Credit Quality
(% of total long-term fixed income)
AAA 6.3%
AA 4.5%
A 11.7%
BBB 36.5%
BB or Lower 32.7%
N/R (not rated) 8.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of August 31, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7 – Management Fees
and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the
Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Credit Income Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 5.30% 4.82% 5.84%
SEC 30-Day Yield - Subsidized 5.52% 5.03% 5.80%
SEC 30-Day Yield - Unsubsidized 4.59% 4.06% 5.09%
Nuveen Flexible Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.71% 4.19% 5.23% 5.19%
SEC 30-Day Yield - Subsidized 5.15% 4.63% 5.67% 5.65%
SEC 30-Day Yield - Unsubsidized 4.48% 3.92% 5.02% 4.95%
Nuveen Floating Rate Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.82% 4.24% 5.27% 5.23%
SEC 30-Day Yield 5.17% 4.59% 5.66% 5.58%
Nuveen High Yield Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5.12% 4.64% 5.72% 5.61%
SEC 30-Day Yield - Subsidized 5.93% 5.61% 6.61% 6.51%
SEC 30-Day Yield - Unsubsidized 5.35% 4.87% 6.04% 5.89%
Nuveen Preferred Securities and Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5.13% 4.65% 5.68% 5.65%
SEC 30-Day Yield 5.03% 4.53% 5.62% 5.55%

Nuveen Strategic Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.15% 3.64% 4.70% 4.60%
SEC 30-Day Yield - Subsidized 4.71% 4.17% 5.24% 5.17%
SEC 30-Day Yield - Unsubsidized 4.53% 3.77% 4.85% 4.79%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs. (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Since the expense examples for Nuveen Credit Income Fund and Nuveen Strategic Income Fund reflect only 62 days of the Funds’ new fiscal year end reporting period, they may not provide a meaningful understanding of the Funds’ ongoing expenses.
The Example below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2022.
The beginning of the period is March 1, 2022 for Nuveen Flexible Income Fund, Nuveen Floating Rate Income Fund, Nuveen
High Yield Fund and Nuveen Preferred Securities and Income Fund and July 1, 2022 for Nuveen Credit Income Fund and Nuveen
Strategic Income Fund.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Credit Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $931.69 $927.84 $931.72
Expenses Incurred During the Period $1.69 $2.91 $1.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,006.74 $1,005.47 $1,007.17
Expenses Incurred During the Period $1.76 $3.03 $1.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.03%, 1.78% and 0.78% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 62 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Flexible Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $918.76 $915.27 $919.95 $919.64
Expenses Incurred During the Period $4.59 $8.21 $3.10 $3.44
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.42 $1,016.64 $1,021.98 $1,021.63
Expenses Incurred During the Period $4.84 $8.64 $3.26 $3.62
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.95%, 1.70%, 0.64% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Floating Rate Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $983.13 $979.37 $985.43 $984.98
Expenses Incurred During the Period $4.65 $8.38 $3.05 $3.40
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.52 $1,016.74 $1,022.13 $1,021.78
Expenses Incurred During the Period $4.74 $8.54 $3.11 $3.47
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.93%, 1.68%, 0.61% and 0.68% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen High Yield Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $926.09 $922.89 $928.68 $927.40
Expenses Incurred During the Period $4.85 $8.48 $3.01 $3.64
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.16 $1,016.38 $1,022.08 $1,021.42
Expenses Incurred During the Period $5.09 $8.89 $3.16 $3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75%, 0.62% and 0.75% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Preferred Securities and Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $946.52 $942.82 $947.56 $947.23
Expenses Incurred During the Period $4.91 $8.57 $3.34 $3.68
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.16 $1,016.38 $1,021.78 $1,021.42
Expenses Incurred During the Period $5.09 $8.89 $3.47 $3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75%, 0.68% and 0.75% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Strategic Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $938.51 $934.51 $940.52 $939.87
Expenses Incurred During the Period $1.38 $2.61 $0.84 $0.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,007.07 $1,005.79 $1,007.63 $1,007.49
Expenses Incurred During the Period $1.43 $2.71 $0.87 $1.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.59%, 0.51% and 0.59% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 62 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Directors/Trustees
Nuveen Investment Funds, Inc., Nuveen Investment Trust III, and Nuveen Investment Trust V:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of August 31, 2022, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2022, the results of their operations and the changes in their net assets for the Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles. The financial statements and financial highlights of Nuveen Credit Income Fund and Nuveen
Strategic Income Fund for the periods ended June 30, 2022 and prior were audited by other auditors, whose report dated August 26, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2022, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
October 30, 2022

Appendix A
Nuveen Investment Funds, Inc.
For the two months ended August 31, 2022* (statements of operations, changes in net assets, and financial highlights)
Nuveen Credit Income Fund
Nuveen Strategic Income Fund
*The statements of operations, changes in net assets and the financial highlights of Nuveen Credit Income Fund and
Nuveen Strategic Income Fund for the periods ended June 30, 2022 and prior were audited by other auditors whose report dated August 26, 2022 expressed an unqualified opinion on those financial statements and those financial highlights.
Nuveen Investment Trust III
For the eleven months ended August 31, 2022 and year-ended September 30, 2021 (statements of operations); for the eleven months ended August 31, 2022 and each of the years in the two-year period ended September 30, 2021
(statement of changes in net assets); for the eleven months ended August 31, 2022 and each of the years in the five-
year period ended September 30, 2021 (financial highlights):
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Investment Trust V
For the eleven months ended August 31, 2022 and year-ended September 30, 2021 (statements of operations); for the eleven months ended August 31, 2022 and each of the years in the two-year period ended September 30, 2021
(statement of changes in net assets); for the eleven months ended August 31, 2022 and each of the years in the five-
year period ended September 30, 2021 (financial highlights):
Nuveen Flexible Income Fund
Nuveen Preferred Securities and Income Fund

Nuveen Credit Income Fund
Portfolio of Investments August 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 90.0%
X 57,581,447 CORPORATE BONDS - 47 .4%
X 57,581,447
Aerospace & Defense - 0.4%
$ 500 TransDigm Inc 6.375% 6/15/26 B- $ 480,000
Air Freight & Logistics - 0.3%
400 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 366,040
Airlines - 1.4%
734 Air Canada 2020-2 Class B Pass Through Trust, 144A 9.000% 10/01/25 BBB 742,560
415 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 412,190
250 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.750% 4/20/29 Ba2 225,685
350 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 307,125
1,749 Total Airlines 1,687,560
Auto Components - 0.3%
350 IHO Verwaltungs GmbH(cash 4.750%, PIK 5.500%), 144A 4.750% 9/15/26 Ba2 301,891
Automobiles - 2.3%
410 Ford Motor Co 6.100% 8/19/32 BB+ 399,237
395 Ford Motor Credit Co LLC 4.950% 5/28/27 BB+ 370,836
2,250 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 2,054,093
3,055 Total Automobiles 2,824,166
Banks - 0.3%
450 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 361,125
Beverages - 0.5%
300 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 BBB- 219,052
500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 427,398
800 Total Beverages 646,450
Building Products - 0.2%
270 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 261,231
Capital Markets - 1.2%
200 AG TTMT Escrow Issuer LLC, 144A 0.000% 9/30/27 B2 200,080
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 212,812
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 454,875
250 NFP Corp, 144A 6.875% 8/15/28 CCC+ 205,430
335 NFP Corp, 144A 7.500% 10/01/30 B1 329,992
1,535 Total Capital Markets 1,403,189
Chemicals - 1.9%
350 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 280,779
240 Avient Corp, 144A 7.125% 8/01/30 BB- 236,981
250 Braskem Idesa SAPI, 144A 6.990% 2/20/32 BB- 193,750
250 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 214,157
12 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 11,391
555 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 542,150
500 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B 354,850
200 Tronox Inc, 144A 4.625% 3/15/29 BB- 166,360
450 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 355,500
2,807 Total Chemicals 2,355,918

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Commercial Services & Supplies - 1.5%
$ 500 Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B $ 421,313
250 Covanta Holding Corp, 144A 4.875% 12/01/29 B 210,938
500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 439,450
300 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 260,250
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 240,542
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 220,108
2,050 Total Commercial Services & Supplies 1,792,601
Consumer Finance - 0.7%
535 Navient Corp 5.500% 3/15/29 Ba3 433,370
500 OneMain Finance Corp 5.375% 11/15/29 BB 414,105
1,035 Total Consumer Finance 847,475
Containers & Packaging - 0.3%
400 LABL Inc, 144A 5.875% 11/01/28 B2 348,000
Diversified Financial Services - 0.0%
2 Putnam RE PTE Ltd (1-Month U.S. Treasury Bill reference
rate + 5.500% spread), 144A (3),(4),(5)
8.357% 6/07/24 N/R 0
Diversified Telecommunication Services - 1.9%
425 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 370,910
210 Cogent Communications Group Inc, 144A 7.000% 6/15/27 B 200,695
500 Frontier Communications Holdings LLC, 144A (6) 6.000% 1/15/30 BB- 412,010
250 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 233,187
455 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 411,698
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 351,805
350 Kenbourne Invest SA, 144A 4.700% 1/22/28 BB- 281,589
2,575 Total Diversified Telecommunication Services 2,261,894
Electric Utilities - 0.6%
435 Edison International 5.375% 9/15/70 BB+ 389,325
300 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 279,204
735 Total Electric Utilities 668,529
Electronic Equipment, Instruments & Components - 0.5%
750 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 636,723
Energy Equipment & Services - 0.2%
250 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 227,500
Entertainment - 0.0%
250 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 47,500
Food Products - 0.5%
350 Agrosuper SA, 144A 4.600% 1/20/32 BBB- 296,285
320 Darling Ingredients Inc, 144A 6.000% 6/15/30 BB+ 320,403
670 Total Food Products 616,688
Gas Utilities - 0.5%
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 435,000
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 203,750
750 Total Gas Utilities 638,750

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Health Care Equipment & Supplies - 0.5%
$ 250 Embecta Corp, 144A 5.000% 2/15/30 Ba3 $ 219,190
250 Medline Borrower LP, 144A (6) 5.250% 10/01/29 B- 210,105
250 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 211,875
750 Total Health Care Equipment & Supplies 641,170
Health Care Providers & Services - 2.7%
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B1 256,125
1,250 Centene Corp 2.450% 7/15/28 BBB- 1,054,237
500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 369,200
360 Encompass Health Corp 4.625% 4/01/31 B+ 297,330
140 Encompass Health Corp 4.750% 2/01/30 B+ 119,732
500 Global Medical Response Inc, 144A 6.500% 10/01/25 B 446,250
275 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 254,008
250 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 229,375
250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 237,500
3,825 Total Health Care Providers & Services 3,263,757
Hotels, Restaurants & Leisure - 3.1%
500 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 482,500
335 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 287,666
500 Carnival Corp, 144A 4.000% 8/01/28 BB- 416,870
400 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 370,596
250 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 227,413
220 Constellation Merger Sub Inc, 144A 8.500% 9/15/25 Caa2 198,000
200 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 CCC+ 163,088
400 Fortune Star BVI Ltd, Reg S 6.750% 7/02/23 BB 324,200
200 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 176,963
500 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 467,495
250 Life Time Inc, 144A 5.750% 1/15/26 B 225,150
500 Yum! Brands Inc 5.375% 4/01/32 BB 460,247
4,255 Total Hotels, Restaurants & Leisure 3,800,188
Independent Power and Renewable Electricity Producers - 0.1%
120 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 106,243
Independent Power Producers & Energy Traders - 0.7%
250 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 234,062
500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 349,243
300 Mercury Chile Holdco LLC, 144A 6.500% 1/24/27 BB+ 267,000
1,050 Total Independent Power Producers & Energy Traders 850,305
Industrial Conglomerates - 0.3%
450 Bidvest Group UK PLC, 144A 3.625% 9/23/26 Ba2 411,975
Insurance - 1.3%
400 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 339,186
350 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 288,605
500 First Coast Re III Pte Ltd (3-Month U.S. Treasury Bill
reference rate + 6.180% spread), 144A (5)
9.037% 4/07/25 N/R 471,800
500 SD Re Ltd (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A (5)
12.107% 11/19/24 N/R 489,750
1,750 Total Insurance 1,589,341

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
IT Services - 0.9%
$ 500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ $ 448,747
500 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 426,250
250 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 225,700
1,250 Total IT Services 1,100,697
Machinery - 0.2%
250 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 240,993
Media - 3.3%
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 456,910
1,500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 1,456,875
500 CSC Holdings LLC, 144A 3.375% 2/15/31 BB 374,480
300 CSC Holdings LLC, 144A (6) 4.125% 12/01/30 BB 243,000
500 DISH DBS Corp 5.875% 11/15/24 B 452,500
300 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 269,143
425 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 365,500
85 News Corp, 144A 5.125% 2/15/32 BB+ 78,200
400 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 329,012
4,510 Total Media 4,025,620
Metals & Mining - 1.6%
500 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 461,250
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 347,525
265 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 264,368
500 Novelis Corp, 144A 4.750% 1/30/30 BB 435,000
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 431,522
2,130 Total Metals & Mining 1,939,665
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
300 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 261,045
250 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 222,500
550 Total Mortgage Real Estate Investment Trusts (REITs) 483,545
Oil, Gas & Consumable Fuels - 9.4%
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 458,455
375 Apache Corp 5.100% 9/01/40 BBB- 318,750
260 Ascent Resources Utica Holdings LLC / ARU Finance Corp,
144A
7.000% 11/01/26 B+ 252,850
500 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 442,680
285 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 263,625
415 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 399,755
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 320,792
490 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 456,925
350 Energean Israel Finance Ltd, Reg S, 144A 5.375% 3/30/28 BB- 313,263
425 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 408,276
390 EnLink Midstream LLC, 144A 6.500% 9/01/30 BB+ 388,050
70 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 69,219
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 236,875
250 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 227,629
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 182,057
175 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 158,222
325 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 BB+ 291,311
240 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 233,559
175 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 166,479
350 Laredo Petroleum Inc 9.500% 1/15/25 B 351,269
250 Medco Laurel Tree Pte Ltd, 144A (6) 6.950% 11/12/28 B+ 211,576

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 300 MEG Energy Corp, 144A 5.875% 2/01/29 BB- $ 279,000
250 Murphy Oil Corp (6) 5.875% 12/01/27 BB+ 243,095
500 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 473,675
350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 320,250
250 Occidental Petroleum Corp 6.625% 9/01/30 BB+ 267,075
400 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 427,476
1,000 Occidental Petroleum Corp 5.875% 9/01/25 BB+ 1,025,020
370 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 317,605
300 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 253,500
400 Petroleos Mexicanos 6.700% 2/16/32 BBB 312,352
350 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 320,650
300 SM Energy Co 5.625% 6/01/25 BB- 291,750
350 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 297,356
500 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 BB- 462,220
12,275 Total Oil, Gas & Consumable Fuels 11,442,641
Personal Products - 0.7%
500 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- 442,420
500 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A (6)
7.000% 12/31/27 CCC 412,500
1,000 Total Personal Products 854,920
Pharmaceuticals - 0.8%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 BB- 276,504
500 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 478,975
250 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 224,293
1,150 Total Pharmaceuticals 979,772
Real Estate Management & Development - 0.6%
250 Country Garden Holdings Co Ltd, Reg S 3.125% 10/22/25 Ba1 119,964
300 Kennedy-Wilson Inc 5.000% 3/01/31 BB 246,705
400 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.250% 4/15/30 B+ 300,784
950 Total Real Estate Management & Development 667,453
Road & Rail - 0.7%
420 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 362,527
500 United Rentals North America Inc 5.500% 5/15/27 BB+ 495,153
920 Total Road & Rail 857,680
Software - 0.3%
400 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 308,000
Specialty Retail - 1.3%
250 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 214,375
240 Builders FirstSource Inc, 144A 6.375% 6/15/32 Ba2 222,600
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 208,701
250 Michaels Cos Inc, 144A (6) 7.875% 5/01/29 CCC+ 166,250
225 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 172,508
500 Staples Inc, 144A 7.500% 4/15/26 B 422,530
300 Staples Inc, 144A (6) 10.750% 4/15/27 CCC+ 220,500
2,015 Total Specialty Retail 1,627,464

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Textiles - 0.2%
$ 250 Crocs Inc, 144A 4.250% 3/15/29 B $ 204,101
Thrifts & Mortgage Finance - 0.3%
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 402,500
Trading Companies & Distributors - 0.8%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 396,313
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 225,683
300 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 302,478
995 Total Trading Companies & Distributors 924,474
Wireless Telecommunication Services - 1.7%
500 America Movil SAB de CV, 144A 5.375% 4/04/32 A- 456,905
250 CT Trust, 144A 5.125% 2/03/32 Ba1 215,755
1,000 Sprint Corp 7.875% 9/15/23 Baa3 1,030,300
465 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 382,753
2,215 Total Wireless Telecommunication Services 2,085,713
$ 64,943 Total Corporate Bonds (cost $63,539,372) 57,581,447
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
25841836 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 21.3%
X 25,841,836
450 Adams Outdoor Advertising LP , 144A 7.356% 11/15/48 BB $ 408,920
750 Affirm Asset Securitization Trust 2021-B , 144A 2.540% 8/17/26 N/R 681,747
1,000 Ashford Hospitality Trust 2018-KEYS (1-Month LIBOR
reference rate + 2.750% spread), 144A (5)
2.860% 6/15/35 Baa3 965,605
3 Carvana Auto Receivables Trust 2021-P2 , 144A 0.000% 5/10/28 N/R 1,092,500
500 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate +
6.250% spread), 144A (5)
8.762% 7/15/36 Ba3 456,941
1,000 COMM 2014-CCRE19 Mortgage Trust , 144A 4.854% 8/10/47 BBB- 921,924
1,000 COMM 2014-UBS3 Mortgage Trust , 144A 4.926% 6/10/47 N/R 926,280
900 COMM 2015-CCRE22 Mortgage Trust , 144A 3.000% 3/10/48 BB- 726,257
485 COMM 2015-CCRE25 Mortgage Trust 3.928% 8/10/48 BB 399,218
1,000 Connecticut Avenue Securities Trust 2021-R01 (SOFR30A
reference rate + 6.000% spread), 144A (5)
8.183% 10/25/41 N/R 931,084
850 Connecticut Avenue Securities Trust 2022-R01 (SOFR30A
reference rate + 6.000% spread), 144A (5)
8.183% 12/25/41 N/R 757,891
225 Connecticut Avenue Securities Trust 2022-R03 (SOFR30A
reference rate + 6.250% spread), 144A (5)
6.349% 3/25/42 BB- 231,485
450 Connecticut Avenue Securities Trust 2022-R04 (SOFR30A
reference rate + 5.250% spread), 144A (5)
7.433% 3/25/42 BB- 447,749
1,000 Connecticut Avenue Securities Trust 2022-R05 (SOFR30A
reference rate + 4.500% spread), 144A (5)
6.014% 4/25/42 Ba2 983,737
500 Elmwood CLO 16 Ltd (TSFR3M reference rate + 7.220%
spread), 144A (5)
8.716% 4/20/34 BB- 471,715
250 EWC Master Issuer LLC , 144A 5.500% 3/15/52 N/R 232,596
450 FARM 21-1 Mortgage Trust , 144A 3.237% 7/25/51 N/R 314,213
1,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 7.500% spread), 144A (5)
9.683% 10/25/41 N/R 944,956
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 3.400% spread), 144A (5)
5.583% 1/25/42 B+ 909,653
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 7.100% spread), 144A (5)
9.283% 1/25/42 N/R 888,308
1,000 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 3.750% spread), 144A (5)
5.933% 2/25/42 BB 960,220
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A (5)
8.466% 10/29/29 BB- 455,012
500 GoldentTree Loan Management US CLO 1 Ltd (3-Month
LIBOR reference rate + 7.500% spread), 144A (5)
8.563% 10/20/34 B- 450,931
750 Hertz Vehicle Financing LLC , 144A 6.560% 9/25/26 Ba2 700,805

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
25841836 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 800 JPMBB Commercial Mortgage Securities Trust 2014-C22 4.702% 9/15/47 BBB $ 727,581
833 MAPS 2021-1 Trust , 144A 5.437% 6/15/46 Ba1 550,003
1,360 Mosaic Solar Loan Trust 2019-2 , 144A 0.000% 9/20/40 N/R 856,620
1,604 Mosaic Solar Loan Trust 2020-1 , 144A 0.000% 4/20/46 N/R 1,491,679
1,000 Oportun Funding XIV LLC , 144A 5.400% 3/08/28 N/R 922,447
675 Oportun Issuance Trust 2021-C , 144A 5.570% 10/08/31 N/R 601,405
250 Purchasing Power Funding 2021-A LLC , 144A 4.370% 10/15/25 N/R 243,414
1,000 Regional Management Issuance Trust 2021-1 , 144A 5.070% 3/17/31 BB- 841,984
1,000 Sixth Street CLO XIX Ltd (3-Month LIBOR reference rate +
5.900% spread), 144A (5)
6.035% 7/20/34 BB- 911,545
750 Thayer Park CLO Ltd (3-Month LIBOR reference rate +
8.870% spread), 144A (5)
1.000% 4/20/34 B- 661,731
1,000 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 837,710
1,000 VR Funding LLC , 144A 6.420% 11/15/50 N/R 935,970
$ 27,835 Total Asset-Backed and Mortgage-Backed Securities (cost $27,628,406) 25,841,836
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
X 11,317,454 VARIABLE RATE SENIOR LOAN INTERESTS - 9 .3% (7)
X 11,317,454
Beverages - 0.4%
$ 496 City Brewing Company, LLC,
Term Loan
5.873% 1-Month LIBOR 3.500% 4/05/28 B $ 434,219
Chemicals - 0.7%
500 Herens US Holdco Corp, Term
Loan, (WI/DD)
TBD TBD TBD TBD B 463,543
398 Lonza Group AG, Term Loan B,
First Lien
6.250% 3-Month LIBOR 4.000% 7/03/28 N/R 368,982
898 Total Chemicals 832,525
Commercial Services & Supplies - 0.6%
217 Gopher Resource, LLC, Term
Loan, First Lien
5.774% 1-Month LIBOR 3.250% 1/28/25 B 181,516
500 Prime Security Services
Borrower, LLC, Term Loan, (WI/
DD)
TBD TBD TBD TBD BB- 489,688
717 Total Commercial Services & Supplies 671,204
Communications Equipment - 0.8%
150 EOS US Finco LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD B2 144,000
835 Maxar Technologies Ltd., Term
Loan B
6.805% TSFR1M 4.350% 6/14/29 B 804,209
985 Total Communications Equipment 948,209
Construction & Engineering - 0.4%
496 Aegion Corporation, Term Loan 7.127% 1-Month LIBOR 4.750% 5/17/28 B 463,993
Diversified Consumer Services - 0.1%
197 TMK Hawk Parent Corp., Term
Loan B
6.570% 1-Month LIBOR 3.500% 8/30/24 CC 120,128
197 Total Diversified Consumer Services 120,128

Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
Entertainment - 0.0%
$ 36 Diamond Sports Group, LLC,
Term Loan
10.387% 1-Month LIBOR 8.000% 5/19/26 B $ 34,345
Health Care Equipment & Supplies - 0.4%
500 Bausch & Lomb, Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD BB+ 471,500
Health Care Providers & Services - 0.7%
48 Da Vinci Purchaser Corp., Term
Loan
6.524% 1-Month LIBOR 4.000% 11/26/26 B 47,074
296 Gainwell Acquisition Corp.,
Term Loan B
6.250% 3-Month LIBOR 4.000% 10/01/27 BB- 289,592
2 Onex TSG Intermediate Corp.,
Term Loan B
7.274% 1-Month LIBOR 4.750% 2/26/28 B 2,208
500 Parexel International
Corporation, Term Loan, First
Lien, (WI/DD)
TBD TBD TBD TBD B1 488,195
846 Total Health Care Providers & Services 827,069
Hotels, Restaurants & Leisure - 0.7%
186 Caesars Resort Collection, LLC,
Term Loan B, First Lien, (WI/DD)
TBD TBD TBD TBD B+ 184,142
488 ClubCorp Holdings, Inc., Term
Loan B
5.000% 3-Month LIBOR 2.750% 9/18/24 B2 469,661
241 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 238,019
915 Total Hotels, Restaurants & Leisure 891,822
Insurance - 0.5%
750 Asurion LLC, Term Loan B3,
Second Lien
7.774% 1-Month LIBOR 5.250% 2/03/28 B 648,124
Machinery - 0.4%
500 Filtration Group Corporation,
Term Loan
6.024% 1-Month LIBOR 3.500% 10/21/28 B 488,375
Media - 0.5%
653 DirecTV Financing, LLC, Term
Loan
7.524% 1-Month LIBOR 5.000% 8/02/27 BBB- 626,314
Oil, Gas & Consumable Fuels - 0.5%
498 Gulf Finance, LLC, Term Loan 9.130% 1-Month LIBOR 6.750% 8/25/26 B 409,816
165 M6 ETX Holdings II Midco LLC,
Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 162,835
663 Total Oil, Gas & Consumable Fuels 572,651
Paper & Forest Products - 0.3%
392 Sylvamo Corporation, Term
Loan B
7.024% 1-Month LIBOR 4.500% 9/13/28 BB+ 382,216
Pharmaceuticals - 0.4%
494 Jazz Financing Lux S.a.r.l., Term
Loan
6.024% 1-Month LIBOR 3.500% 5/05/28 BB+ 485,246
494 Total Pharmaceuticals 485,246

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
Software - 1.3%
$ 347 Apttus Corporation, Term Loan 7.117% 3-Month LIBOR 4.250% 5/06/28 BB $ 340,436
496 Ceridian HCM Holding Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B+ 485,470
497 Greeneden U.S. Holdings II,
LLC, Term Loan B4
6.524% 1-Month LIBOR 4.000% 12/01/27 B2 489,613
311 McAfee, LLC, Term Loan B 6.157% SOFR30A 3.750% 2/03/29 BB+ 296,121
1,651 Total Software 1,611,640
Specialty Retail - 0.3%
421 PetSmart, Inc., Term Loan B 6.270% 1-Month LIBOR 3.750% 2/12/28 BB- 412,160
Transportation Infrastructure - 0.3%
400 Brown Group Holding, LLC,
Term Loan B2
6.205% TSFR1M 3.750% 7/02/29 B+ 395,714
$ 12,010 Total Variable Rate Senior Loan Interests (cost $11,667,035) 11,317,454
Shares Description (1) Value
X 4,786,689 EXCHANGE-TRADED FUNDS - 3 .9%
X 4,786,689
64,225 iShares iBoxx High Yield Corporate Bond ETF (6) $ 4,786,689
Total Exchange-Traded Funds (cost $5,009,871) 4,786,689
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
4,346,069 SOVEREIGN DEBT - 3 .6%
X 4,346,069
Angola - 0.3%
$ 400 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 327,168
Colombia - 0.3%
415 Colombia Government International Bond 3.125% 4/15/31 Baa2 312,916
Dominican Republic - 0.2%
300 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB- 242,069
Ecuador - 0.1%
400 Ecuador Government International Bond 2.500% 7/31/35 N/R 153,924
Guatemala - 0.4%
500 Guatemala Government Bond , 144A 5.250% 8/10/29 Ba1 487,819
Jordan - 0.3%
300 Jordan Government International Bond , 144A(6) 7.750% 1/15/28 BB- 296,910
Mongolia - 0.3%
500 Mongolia Government International Bond , 144A 3.500% 7/07/27 B 414,822
Morocco - 0.2%
350 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 261,625
Oman - 0.4%
500 Oman Government International Bond , 144A 6.000% 8/01/29 BB 498,690
Paraguay - 0.2%
300 Paraguay Government International Bond , 144A 3.849% 6/28/33 Ba1 256,399
Romania - 0.2%
300 Romanian Government International Bond , 144A 5.250% 11/25/27 BBB- 291,223
South Africa - 0.4%
500 Republic of South Africa Government International Bond 4.850% 9/30/29 Ba2 442,500

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Uzbekistan - 0.3%
$ 400 Republic of Uzbekistan International Bond , 144A 5.375% 2/20/29 BB- $ 360,004
Total Sovereign Debt (cost $4,771,588) 4,346,069
Principal
Amount (000) Description (1) ,(9) Coupon Maturity Ratings (2) Value
X 2,511,757 CONTINGENT CAPITAL SECURITIES - 2 .1%
X 2,511,757
Banks - 1.9%
$ 400 Banco Bilbao Vizcaya Argentaria SA (6) 6.500% N/A (10) Ba2 $ 374,568
400 Banco Santander SA 4.750% N/A (10) Ba1 318,800
400 Barclays PLC 8.000% N/A (10) BBB- 387,000
300 ING Groep NV 6.500% N/A (10) BBB 286,590
485 NatWest Group PLC 6.000% N/A (10) BBB- 455,800
400 Societe Generale SA, 144A 8.000% N/A (10) BB 403,924
2,385 Total Banks 2,226,682
Capital Markets - 0.2%
350 Deutsche Bank AG (6) 6.000% N/A (10) BB- 285,075
$ 2,735 Total Contingent Capital Securities (cost $2,655,927) 2,511,757
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,200,364 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .8%
X 2,200,364
Automobiles - 0.3%
$ 360 General Motors Financial Co Inc 5.700% N/A (10) BB+ $ 334,094
Independent Power Producers & Energy Traders - 0.3%
375 Vistra Corp, 144A 7.000% N/A (10) Ba3 345,945
Insurance - 0.5%
200 Assurant Inc 7.000% 3/27/48 Baa3 201,148
420 Enstar Finance LLC 5.750% 9/01/40 BBB- 390,407
620 Total Insurance 591,555
Media - 0.3%
465 Paramount Global 6.375% 3/30/62 Baa3 427,745
Oil, Gas & Consumable Fuels - 0.2%
285 Energy Transfer LP 6.500% N/A (10) BB 263,130
Trading Companies & Distributors - 0.2%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 237,895
$ 2,355 Total $1,000 Par (or similar) Institutional Preferred (cost $2,280,487) 2,200,364
Shares Description (1) Coupon Ratings (2) Value
X 777,465 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .6%
X 777,465
Banks - 0.2%
8,589 Wintrust Financial Corp 6.875% BB $ 222,026
Oil, Gas & Consumable Fuels - 0.2%
11,879 NuStar Energy LP 8.769% B2 275,236
Trading Companies & Distributors - 0.2%
10,072 WESCO International Inc 10.625% B 280,203
Total $25 Par (or similar) Retail Preferred (cost $765,590) 777,465

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Investments in Derivatives
Shares Description (1) Value
X 89 COMMON STOCKS - 0 .0%
X 89
Energy Equipment & Services - 0.0%
6 Golden Close Maritime Corp Ltd (4),(11) $ –
Road & Rail - 0.0%
8,907 Jack Cooper Enterprises Inc (4),(11) 89
Total Common Stocks (cost $51) 89
Total Long-Term Investments (cost $118,318,327) 109,363,170
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  6.1%
7,467,287 MONEY MARKET FUNDS - 6 .1%
X 7,467,287
7,467,287 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
2.300%(13) $ 7,467,287
Total Investments Purchased with Collateral from Securities Lending (cost $7,467,287) 7,467,287
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   10.9%
13,204,016 REPURCHASE AGREEMENTS - 10 .9%
13,204,016
$ 13,204 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/22, repurchase price
$13,204,181, collateralized by $13,588,800, U.S. Treasury
Notes, 2.750%, due 2/15/24, value $13,468,100
0.450% 9/01/22 $ 13,204,016
Total Short-Term Investments (cost $13,204,016) 13,204,016
Total Investments (cost $ 138,989,630 ) - 107 .0% 130,034,473
Other Assets Less Liabilities -   (7.0)%(14) (8,494,270)
Net Assets - 100% $ 121,540,203
Credit Default Swaps - OTC Cleared
Referenced
Entity
Buy/Sell
Protection (15)
Current
Credit
Spread (16) Notional Amount
Fixed
Rate (Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38 Sell 1 .26% $ 4,950,000 5 .000 % Quarterly 6/20/27 $ (31,362) $ 47,718 $ (79,080)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,207,591.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10) Perpetual security. Maturity date is not applicable.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
(15) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(16) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Flexible Income Fund
Portfolio of Investments August 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.1%
X 679,582,733 CORPORATE BONDS - 45.5%
X 679,582,733
Auto Components - 0.1%
$ 2,000 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ $ 1,968,151
Automobiles - 2.0%
10,250 Ford Motor Co 5.291% 12/08/46 BB+ 8,225,625
20,780 General Motors Co 6.600% 4/01/36 BBB 20,968,073
31,030 Total Automobiles 29,193,698
Beverages - 0.9%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 4,177,175
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 BBB+ 10,025,221
14,960 Total Beverages 14,202,396
Capital Markets - 0.5%
3,685 Morgan Stanley 5.875% 3/15/71 BBB- 3,670,199
3,990 Raymond James Financial Inc 4.950% 7/15/46 A3 3,890,953
7,675 Total Capital Markets 7,561,152
Chemicals - 1.8%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 9,865,625
19,699 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B 16,978,174
29,324 Total Chemicals 26,843,799
Communications Equipment - 1.0%
16,700 Viasat Inc, 144A 5.625% 4/15/27 BB+ 15,364,000
Consumer Finance - 1.0%
6,789 Ally Financial Inc 5.750% 11/20/25 Baa3 6,861,911
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 7,622,607
13,639 Total Consumer Finance 14,484,518
Containers & Packaging - 1.1%
15,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 16,203,136
Diversified Telecommunication Services - 1.1%
12,707 GCI LLC, 144A 4.750% 10/15/28 B 11,451,803
5,567 Lumen Technologies Inc 7.650% 3/15/42 BB 4,334,800
18,274 Total Diversified Telecommunication Services 15,786,603
Electric Utilities - 0.9%
3,400 Edison International 5.750% 6/15/27 BBB- 3,445,009
11,175 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 10,400,349
14,575 Total Electric Utilities 13,845,358
Entertainment - 0.8%
6,425 Liberty Interactive LLC (3) 8.500% 7/15/29 BB 4,899,062
9,050 Magallanes Inc, 144A 5.141% 3/15/52 BBB- 7,243,591
15,475 Total Entertainment 12,142,653

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Equity Real Estate Investment Trusts - 0.9%
$ 1,921 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 BBB- $ 1,897,468
8,350 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 7,241,329
4,500 Office Properties Income Trust 4.500% 2/01/25 BBB- 4,209,723
14,771 Total Equity Real Estate Investment Trusts 13,348,520
Food & Staples Retailing - 2.2%
14,739 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 15,015,356
6,400 CVS Health Corp 4.300% 3/25/28 BBB 6,326,920
3,943 Performance Food Group Inc, 144A 5.500% 10/15/27 BB- 3,716,655
8,860 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 8,009,969
33,942 Total Food & Staples Retailing 33,068,900
Health Care Providers & Services - 2.9%
11,725 Centene Corp 4.625% 12/15/29 BBB- 11,045,419
9,075 CVS Health Corp 4.780% 3/25/38 BBB 8,626,302
2,425 Encompass Health Corp 4.750% 2/01/30 B+ 2,073,925
7,300 HCA Inc 5.125% 6/15/39 BBB- 6,577,201
12,385 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 10,680,143
4,400 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 4,037,000
47,310 Total Health Care Providers & Services 43,039,990
Hotels, Restaurants & Leisure - 1.6%
5,750 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 5,376,192
4,018 Marriott International Inc/MD 4.625% 6/15/30 BBB 3,837,478
15,075 McDonald's Corp 4.875% 12/09/45 BBB+ 14,761,142
24,843 Total Hotels, Restaurants & Leisure 23,974,812
Interactive Media & Services - 1.4%
20,765 TripAdvisor Inc, 144A 7.000% 7/15/25 BB- 20,393,099
IT Services - 0.5%
8,440 Bread Financial Holdings Inc, 144A 4.750% 12/15/24 N/R 7,477,708
Life Sciences Tools & Services - 0.5%
8,550 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 7,779,474
Machinery - 2.1%
9,565 ATS Automation Tooling Systems Inc, 144A 4.125% 12/15/28 B+ 8,400,915
11,950 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 10,725,125
12,930 Stevens Holding Co Inc, 144A 6.125% 10/01/26 BB- 12,833,025
34,445 Total Machinery 31,959,065
Media - 5.6%
14,575 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ 13,834,517
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 13,840,775
8,360 DISH DBS Corp 7.750% 7/01/26 B 6,591,191
5,800 DISH DBS Corp 5.125% 6/01/29 B 3,436,500
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 B+ 16,019,392
2,725 Nexstar Media Inc, 144A 4.750% 11/01/28 B+ 2,466,125
26,204 Paramount Global 6.875% 4/30/36 BBB 26,939,406
88,988 Total Media 83,127,906
Metals & Mining - 1.0%
6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- 6,658,016
8,600 Southern Copper Corp (3) 5.875% 4/23/45 BBB+ 8,966,776
15,200 Total Metals & Mining 15,624,792

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
$ 8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A (3) 6.000% 4/15/25 Baa3 $ 8,429,829
Multiline Retail - 0.7%
15,319 Nordstrom Inc (3) 5.000% 1/15/44 BBB- 10,329,602
Oil, Gas & Consumable Fuels - 2.1%
8,325 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 8,308,594
14,640 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 BB- 14,220,564
9,939 Phillips 66 4.650% 11/15/34 A3 9,606,088
32,904 Total Oil, Gas & Consumable Fuels 32,135,246
Pharmaceuticals - 0.3%
4,375 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 4,191,031
Real Estate Management & Development - 0.3%
4,306 Greystar Real Estate Partners LLC, 144A 5.750% 12/01/25 BB- 4,244,984
Road & Rail - 0.5%
8,279 XPO CNW Inc 6.700% 5/01/34 B+ 7,996,948
Semiconductors & Semiconductor Equipment - 1.8%
15,308 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 14,952,854
8,525 Broadcom Inc 4.750% 4/15/29 BBB- 8,375,859
5,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 3,953,751
29,153 Total Semiconductors & Semiconductor Equipment 27,282,464
Software - 1.3%
4,267 Oracle Corp 4.300% 7/08/34 BBB+ 3,717,793
7,800 SS&C Technologies Inc, 144A 5.500% 9/30/27 B+ 7,390,890
8,475 VMware Inc 4.700% 5/15/30 BBB 8,029,928
20,542 Total Software 19,138,611
Specialty Retail - 1.9%
16,159 Bath & Body Works Inc (3) 6.875% 11/01/35 BB 14,106,189
10,280 Gap Inc, 144A (3) 3.875% 10/01/31 BB 7,129,334
10,505 Gap Inc, 144A 3.625% 10/01/29 BB 7,316,628
36,944 Total Specialty Retail 28,552,151
Technology Hardware, Storage & Peripherals - 3.6%
33,344 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 33,599,457
7,219 NCR Corp, 144A 5.250% 10/01/30 BB- 6,666,542
9,529 Seagate HDD Cayman 4.875% 6/01/27 BB+ 8,989,087
4,720 Seagate HDD Cayman 4.091% 6/01/29 BB+ 4,035,600
54,812 Total Technology Hardware, Storage & Peripherals 53,290,686
Tobacco - 0.7%
11,250 Altria Group Inc 5.800% 2/14/39 A3 10,404,835
Trading Companies & Distributors - 1.6%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB 7,859,247
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 BBB 2,722,757
13,400 United Rentals North America Inc 5.250% 1/15/30 BB+ 12,676,400
24,775 Total Trading Companies & Distributors 23,258,404
Wireless Telecommunication Services - 0.2%
3,004 T-Mobile USA Inc 4.750% 2/01/28 BBB- 2,938,212
$ 731,144 Total Corporate Bonds (cost $764,652,356) 679,582,733

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 378,343,586 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.3%
X 378,343,586
Auto Components - 1.8%
$ 9,635 Dana Inc 4.250% 9/01/30 BB+ $ 7,776,825
21,555 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 18,576,961
31,190 Total Auto Components 26,353,786
Automobiles - 0.6%
6,763 General Motors Financial Co Inc (3) 6.500% N/A (4) BB+ 6,214,247
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,353,006
10,376 Total Automobiles 9,567,253
Banks - 7.6%
8,965 Bank of America Corp 6.300% N/A (4) BBB+ 9,133,094
3,375 Bank of America Corp 6.250% N/A (4) BBB+ 3,335,605
14,726 Bank of America Corp 6.500% N/A (4) BBB+ 14,818,037
25,871 Citigroup Inc 6.250% N/A (4) BBB- 25,675,674
7,725 First Citizens BancShares Inc/NC (3-Month LIBOR reference rate + 3.972% spread) (5)
5.801% N/A (4) BB- 7,329,429
4,550 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.470% spread) (5)
6.276% N/A (4) BBB+ 4,521,563
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,953,350
21,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 21,680,934
9,775 PNC Financial Services Group Inc 6.200% N/A (4) Baa2 9,627,398
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 9,054,242
4,883 Zions Bancorp NA 7.200% N/A (4) BB+ 4,931,830
113,520 Total Banks 113,061,156
Capital Markets - 1.0%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 7,939,322
7,075 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 6,826,670
350 Goldman Sachs Group Inc 4.950% N/A (4) BBB- 329,096
17,025 Total Capital Markets 15,095,088
Consumer Finance - 2.3%
7,725 Ally Financial Inc 4.700% N/A (4) Ba2 6,001,026
21,177 Ally Financial Inc 4.700% N/A (4) Ba2 17,469,806
8,075 American Express Co 3.550% N/A (4) Baa2 6,934,406
4,035 Capital One Financial Corp 3.950% N/A (4) Baa3 3,426,768
41,012 Total Consumer Finance 33,832,006
Electric Utilities - 3.3%
13,450 Edison International 5.000% N/A (4) BB+ 11,537,737
22,945 Emera Inc 6.750% 6/15/76 BB+ 23,172,844
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 14,064,737
51,785 Total Electric Utilities 48,775,318
Food Products - 0.5%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 3,159,750
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 2,047,105
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 3,056,000
8,542 Total Food Products 8,262,855
Independent Power Producers & Energy Traders - 1.8%
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 19,604,812
7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 6,688,270
27,725 Total Independent Power Producers & Energy Traders 26,293,082

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Insurance - 1.4%
$ 4,950 Enstar Finance LLC 5.750% 9/01/40 BBB- $ 4,601,218
5,825 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,962,900
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 11,831,980
21,030 Total Insurance 21,396,098
Media - 1.0%
1,400 DISH DBS Corp 7.375% 7/01/28 B 917,000
7,125 Paramount Global 6.375% 3/30/62 Baa3 6,554,162
9,255 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 8,063,650
17,780 Total Media 15,534,812
Multi-Utilities - 1.4%
5,200 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,502,056
9,400 Dominion Energy Inc 4.350% N/A (4) BBB- 8,514,437
8,721 Sempra Energy 4.875% N/A (4) BBB- 8,424,204
23,321 Total Multi-Utilities 21,440,697
Oil, Gas & Consumable Fuels - 1.2%
12,781 Transcanada Trust 5.875% 8/15/76 BBB 12,541,357
5,075 Transcanada Trust 5.600% 3/07/82 BBB 4,702,061
17,856 Total Oil, Gas & Consumable Fuels 17,243,418
Technology Hardware, Storage & Peripherals - 1.4%
7,720 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 8,018,385
14,425 NCR Corp, 144A 5.125% 4/15/29 B 13,469,632
22,145 Total Technology Hardware, Storage & Peripherals 21,488,017
$ 403,307 Total $1,000 Par (or similar) Institutional Preferred (cost $414,666,642) 378,343,586
Shares Description (1) Value
X 219,614,123 COMMON STOCKS - 14.7%
X 219,614,123
Aerospace & Defense - 1.0%
33,600 General Dynamics Corp $ 7,692,048
83,000 Raytheon Technologies Corp 7,449,250
Total Aerospace & Defense 15,141,298
Banks - 0.4%
130,700 Wells Fargo & Co 5,712,897
Building Products - 0.2%
90,300 Carrier Global Corp 3,532,536
Capital Markets - 0.7%
191,184 Ares Capital Corp 3,754,854
142,500 KKR & Co Inc 7,204,800
Total Capital Markets 10,959,654
Chemicals - 0.5%
126,800 DuPont de Nemours Inc 7,055,152
Communications Equipment - 0.7%
214,500 Cisco Systems Inc 9,592,440
Electrical Equipment - 0.5%
218,800 nVent Electric PLC 7,211,648

Shares Description (1) Value
Equity Real Estate Investment Trusts - 0.5%
22,400 Public Storage $ 7,410,592
Food & Staples Retailing - 0.8%
87,500 Walmart Inc 11,598,125
Health Care Equipment & Supplies - 0.5%
82,300 Medtronic PLC 7,235,816
Health Care Providers & Services - 1.2%
26,900 Cigna Corp 7,624,805
15,600 Humana Inc 7,515,768
60,100 Tenet Healthcare Corp (6) 3,395,650
Total Health Care Providers & Services 18,536,223
Hotels, Restaurants & Leisure - 0.5%
29,500 McDonald's Corp 7,442,260
Independent Power and Renewable Electricity Producers - 0.5%
92,567 NextEra Energy Partners LP 7,598,825
IT Services - 0.5%
57,800 Global Payments Inc 7,180,494
Metals & Mining - 0.4%
94,300 BHP Group Ltd, Sponsored ADR 5,176,127
Multi-Utilities - 1.5%
93,530 Dominion Energy Inc 7,650,754
116,100 Public Service Enterprise Group Inc 7,472,196
47,191 Sempra Energy 7,785,099
Total Multi-Utilities 22,908,049
Oil, Gas & Consumable Fuels - 2.3%
121,300 ConocoPhillips 13,276,285
219,400 Shell PLC, ADR 11,623,812
82,300 Valero Energy Corp 9,638,976
Total Oil, Gas & Consumable Fuels 34,539,073
Pharmaceuticals - 0.5%
58,500 AstraZeneca PLC, Sponsored ADR 3,649,230
51,400 Bristol-Myers Squibb Co 3,464,874
Total Pharmaceuticals 7,114,104
Road & Rail - 0.2%
71,000 Knight-Swift Transportation Holdings Inc 3,586,210
Semiconductors & Semiconductor Equipment - 0.7%
116,000 Applied Materials Inc 10,912,120
Technology Hardware, Storage & Peripherals - 0.6%
674,300 Hewlett Packard Enterprise Co 9,170,480
Total Common Stocks (cost $211,571,422) 219,614,123

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares   Description (1) Coupon Ratings (2) Value
X 80,689,920 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.4%
X 80,689,920
Banks - 1.2%
77,954 Citigroup Inc 7.125% BBB- $ 2,002,638
298,400 KeyCorp 6.200% Baa3 7,454,032
362,500 Western Alliance Bancorp 4.250% Ba1 7,931,500
Total Banks 17,388,170
Capital Markets - 0.3%
197,807 Morgan Stanley 7.125% BBB- 5,057,925
Consumer Finance - 0.6%
274,200 Capital One Financial Corp (3) 5.000% Baa3 5,538,840
194,900 Synchrony Financial 5.625% BB- 3,888,255
Total Consumer Finance 9,427,095
Equity Real Estate Investment Trusts - 0.2%
99,796 National Storage Affiliates Trust 6.000% N/R 2,471,947
Food Products - 1.1%
384,432 CHS Inc 6.750% N/R 9,891,435
195,213 CHS Inc 7.100% N/R 5,050,160
63,115 CHS Inc 7.875% N/R 1,753,335
Total Food Products 16,694,930
Insurance - 1.3%
60,674 Argo Group US Inc 6.500% BBB- 1,370,019
220,806 Athene Holding Ltd 6.375% BBB 5,665,882
284,806 Athene Holding Ltd 6.350% BBB 6,963,507
244,032 Enstar Group Ltd 7.000% BBB- 5,883,611
Total Insurance 19,883,019
Multi-Utilities - 0.7%
402,590 Algonquin Power & Utilities Corp 6.200% BB+ 9,766,834
Total $25 Par (or similar) Retail Preferred (cost $86,571,028) 80,689,920
Shares   Description (1) Coupon Ratings (2) Value
55,561,458 CONVERTIBLE PREFERRED SECURITIES - 3.7%
X 55,561,458
Banks - 1.3%
2,870 Bank of America Corp 7.250% BBB+ $ 3,522,638
12,630 Wells Fargo & Co 7.500% Baa2 15,661,200
Total Banks 19,183,838
Electric Utilities - 1.0%
282,640 NextEra Energy Inc 6.219% BBB 14,801,857
Machinery - 0.2%
62,584 Stanley Black & Decker Inc 5.250% BBB+ 3,528,486
Semiconductors & Semiconductor Equipment - 1.2%
11,575 Broadcom Inc 8.000% N/R 18,047,277
Total Convertible Preferred Securities (cost $53,822,627) 55,561,458

Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 23,911,482 STRUCTURED NOTES - 1.6%
X 23,911,482
371,300 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price)
16.000% $28.4848 $36.8878 9/27/22 $ 13,282,008
121,400 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
General Motors Company (Cap
113.90% of the Issue Price)
12.000% $95.0260 $67.6817 6/15/22 10,629,474
Total Structured Notes (cost $22,210,452) 23,911,482
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
14,361,812 CONVERTIBLE BONDS - 0.9%
X 14,361,812
Media - 0.6%
$ 20,825 Liberty Interactive LLC 4.000% 11/15/29 BB $ 10,100,125
Wireless Telecommunication Services - 0.3%
8,925 Liberty Interactive LLC 3.750% 2/15/30 BB 4,261,687
$ 29,750 Total Convertible Bonds (cost $22,711,675) 14,361,812
Total Long-Term Investments (cost $1,576,206,202) 1,452,065,114
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  2.0%
X 29,611,664 MONEY MARKET FUNDS - 2.0%
X 29,611,664
29,611,664 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
2.300%(8) $ 29,611,664
Total Investments Purchased with Collateral from Securities Lending (cost $29,611,664) 29,611,664
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   2.0%
29,313,890 REPURCHASE AGREEMENTS - 2.0%
29,313,890
$ 29,314 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/22, repurchase price
$29,314,257, collateralized by $33,289,400, U.S. Treasury
Notes, 1.375%, due 10/31/28, value $29,900,199
0.450% 9/01/22 $ 29,313,890
Total Short-Term Investments (cost $29,313,890) 29,313,890
Total Investments (cost $1,635,131,756 ) - 101.1% 1,510,990,668
Other Assets Less Liabilities -   (1.1)% (16,290,164)
Net Assets - 100% $ 1,494,700,504
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,354,371.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2022

(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
See accompanying notes to financial statements

Nuveen Floating Rate Income Fund
Portfolio of Investments August 31, 2022
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 100.8%
X
1,974,264,741 VARIABLE RATE SENIOR LOAN INTERESTS - 85.0% (2)
X 1,974,264,741
Aerospace & Defense - 0.3%
$ 1,506 Sequa Mezzanine Holdings
L.L.C., Term Loan
9.760% 3-Month LIBOR 6.750% 7/31/23 B- $ 1,497,871
2,146 TransDigm, Inc., Term Loan E 4.774% 1-Month LIBOR 2.250% 5/30/25 Ba3 2,100,875
3,942 TransDigm, Inc., Term Loan F 4.774% 1-Month LIBOR 2.250% 12/09/25 Ba3 3,849,113
7,594 Total Aerospace & Defense 7,447,859
Airlines - 2.4%
4,278 AAdvantage Loyalty IP Ltd.,
Term Loan
7.460% 3-Month LIBOR 4.750% 4/20/28 Ba2 4,222,427
10,910 Air Canada, Term Loan B 6.421% 3-Month LIBOR 3.500% 8/11/28 Ba2 10,579,809
7,663 American Airlines, Inc., Term
Loan
4.391% 1-Month LIBOR 2.000% 12/14/23 Ba3 7,595,870
1,979 American Airlines, Inc., Term
Loan B
4.243% 1-Month LIBOR 1.750% 6/27/25 Ba3 1,841,102
15,567 Kestrel Bidco Inc., Term Loan B 5.030% 3-Month LIBOR 3.000% 12/11/26 BB- 14,364,688
6,155 Mileage Plus Holdings LLC,
Term Loan B, (DD1)
7.313% 3-Month LIBOR 5.250% 6/20/27 Baa3 6,270,406
2,525 SkyMiles IP Ltd., Term Loan B 6.460% 3-Month LIBOR 3.750% 10/20/27 Baa1 2,564,668
8,189 United Airlines, Inc., Term Loan
B
6.533% 1-Month LIBOR 3.750% 4/21/28 Ba1 7,994,103
57,266 Total Airlines 55,433,073
Auto Components - 1.0%
8,193 Adient US LLC, Term Loan B 5.774% 1-Month LIBOR 3.250% 4/08/28 BB+ 8,047,077
11,863 Clarios Global LP, Term Loan B 5.774% 1-Month LIBOR 3.250% 4/30/26 B1 11,599,052
3,431 DexKo Global Inc., Term Loan B 6.000% 3-Month LIBOR 3.750% 10/04/28 B1 3,290,713
23,487 Total Auto Components 22,936,842
Beverages - 1.1%
1,058 City Brewing Company, LLC,
Term Loan
5.873% 1-Month LIBOR 3.500% 4/05/28 B 925,754
8,700 Naked Juice LLC, Term Loan 5.404% SOFR90A 3.250% 1/20/29 Ba3 8,370,618
1,705 Naked Juice LLC, Term Loan,
Second Lien
8.154% 3-Month LIBOR 6.000% 1/20/30 B3 1,583,112
7,750 Pegasus Bidco BV, Term Loan 6.962% TSFR3M 4.250% 7/12/29 B+ 7,556,250
8,120 Triton Water Holdings, Inc,
Term Loan, (DD1)
5.750% 3-Month LIBOR 3.500% 3/31/28 B1 7,640,357
27,333 Total Beverages 26,076,091
Biotechnology - 0.3%
6,800 Grifols Worldwide Operations
USA, Inc., Term Loan B
4.524% 1-Month LIBOR 2.000% 11/15/27 BB+ 6,594,606
Building Products - 0.7%
8,935 Chamberlain Group Inc, Term
Loan B
6.024% 1-Month LIBOR 3.500% 10/22/28 B+ 8,533,020
1,067 Cornerstone Building Brands,
Inc., Term Loan B
5.641% 1-Month LIBOR 3.250% 4/12/28 B 960,917
778 Griffon Corporation, Term
Loan B
5.490% SOFR90A 2.500% 1/19/29 BB 758,672
658 Quikrete Holdings, Inc., Term
Loan, First Lien
5.149% 1-Month LIBOR 2.625% 1/31/27 Ba2 635,859

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Building Products (continued)
$ 2,430 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- $ 2,411,229
1,823 Zurn Holdings, Inc., Term Loan
B
4.774% 1-Month LIBOR 2.250% 10/04/28 Ba3 1,823,075
15,691 Total Building Products 15,122,772
Capital Markets - 0.2%
5,682 Astra Acquisition Corp., Term
Loan, First Lien
7.774% 1-Month LIBOR 5.250% 10/22/28 BB- 4,848,375
Chemicals - 1.1%
1,648 ASP Unifrax Holdings Inc, Term
Loan B
6.000% 3-Month LIBOR 3.750% 12/12/25 BB 1,530,581
4,200 Avient Corp, Term Loan, (WI/
DD)
TBD TBD TBD TBD BB+ 4,193,868
3,604 Diamond (BC) B.V., Term Loan
B
5.556% 3-Month LIBOR 2.750% 9/29/28 Ba3 3,482,998
5,900 Discovery Purchaser Corp,
Term Loan, (WI/DD)
TBD TBD TBD TBD B- 5,558,301
827 INEOS Styrolution US Holding
LLC, Term Loan B
5.274% 1-Month LIBOR 2.750% 1/29/26 BB+ 809,184
1,247 Kraton Corporation, Term Loan 5.109% TSFR3M 3.250% 3/15/29 BB 1,233,047
3,978 PMHC II, Inc., Term Loan B 6.977% SOFR90A 4.250% 2/03/29 B- 3,577,945
1,270 Trinseo Materials Operating
SCA, (WI/DD)
TBD TBD TBD TBD Ba2 1,237,456
4,731 W.R. Grace & Co.-Conn., Term
Loan B
6.063% 3-Month LIBOR 3.750% 9/22/28 BB+ 4,655,336
27,405 Total Chemicals 26,278,716
Commercial Services & Supplies - 2.7%
4,400 Amentum Government
Services Holdings LLC, Term
Loan
5.597% SOFR90A 4.000% 2/07/29 B1 4,298,272
1,592 Anticimex International AB,
Term Loan
7.070% 3-Month LIBOR 4.000% 11/16/28 N/R 1,554,859
2,189 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 2,129,722
1,500 AVSC Holding Corp., Term
Loan B3
10.000% 3-Month LIBOR 10.000% 12/04/26 CCC 1,559,250
2,700 Covanta Holding Corporation,
Term Loan B
5.024% 1-Month LIBOR 2.500% 11/30/28 Ba1 2,653,187
203 Covanta Holding Corporation,
Term Loan C
5.024% 1-Month LIBOR 2.500% 11/30/28 Ba1 199,239
4,929 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 4,808,108
20,923 GFL Environmental Inc., Term
Loan, (DD1)
5.806% 3-Month LIBOR 3.000% 5/30/25 N/R 20,852,696
2,481 Herman Miller, Inc, Term Loan B 4.524% 1-Month LIBOR 2.000% 7/19/28 BBB- 2,416,737
7,467 Intrado Corporation, Term Loan 6.524% 1-Month LIBOR 4.000% 10/10/24 B2 6,141,956
13,443 Prime Security Services
Borrower, LLC, Term Loan
5.107% 1-Month LIBOR 2.750% 9/23/26 BB- 13,165,759
1,219 West Corporation, Term Loan
B1
6.024% 1-Month LIBOR 3.500% 10/10/24 B2 1,002,136
1,074 WIN Waste Innovations
Holdings, Inc., Term Loan B
5.000% 3-Month LIBOR 2.750% 3/25/28 B+ 1,055,014
64,120 Total Commercial Services & Supplies 61,836,935

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment - 1.4%
$ 2,335 Avaya, Inc., Term Loan B, (DD1) 6.641% 1-Month LIBOR 4.250% 12/15/27 Caa2 $ 1,344,820
2,649 CommScope, Inc., Term Loan B 5.774% 1-Month LIBOR 3.250% 4/04/26 B1 2,547,351
3,464 Delta TopCo, Inc., Term Loan B 5.836% 3-Month LIBOR 3.750% 12/01/27 B2 3,293,003
650 Delta TopCo, Inc., Term Loan,
Second Lien
9.336% 3-Month LIBOR 7.250% 12/01/28 CCC 588,793
2,075 EOS US Finco LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD B2 1,992,000
14,915 Maxar Technologies Ltd., Term
Loan B, (DD1)
6.805% TSFR1M 4.350% 6/14/29 B 14,365,010
8,383 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
6.873% 1-Month LIBOR 4.500% 11/30/25 B3 5,025,491
3,256 Riverbed Technology, Inc., Exit
Term Loan, (DD1)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 1,551,001
1,625 ViaSat, Inc., Term Loan 7.070% SOFR30A 4.500% 3/04/29 BB+ 1,513,785
39,352 Total Communications Equipment 32,221,254
Construction & Engineering - 0.1%
1,047 Aegion Corporation, Term Loan 7.127% 1-Month LIBOR 4.750% 5/17/28 B 979,026
2,451 Centuri Group, Inc, Term Loan
B
5.543% 1-Month LIBOR 2.500% 8/27/28 Ba2 2,397,568
3,498 Total Construction & Engineering 3,376,594
Consumer Finance - 0.1%
1,563 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
4.274% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,531,297
Containers & Packaging - 1.1%
6,529 Berry Global, Inc., Term Loan Z 4.178% 3-Month LIBOR 1.750% 7/01/26 BBB- 6,399,915
3,430 Clydesdale Acquisition
Holdings Inc, Term Loan B
6.730% SOFR30A 4.175% 3/30/29 B 3,319,811
5,463 Klockner-Pentaplast of America,
Inc., Term Loan B, (DD1)
8.316% 6-Month LIBOR 4.750% 2/09/26 B 5,067,058
2,804 Reynolds Group Holdings Inc. ,
Term Loan B
6.024% 1-Month LIBOR 3.500% 9/24/28 B+ 2,735,217
3,998 Reynolds Group Holdings Inc. ,
Term Loan B2
5.774% 3-Month LIBOR 3.250% 2/05/26 B+ 3,910,024
3,577 TricorBraun Holdings, Inc.,
Term Loan
5.774% 1-Month LIBOR 3.250% 3/03/28 B2 3,475,065
25,801 Total Containers & Packaging 24,907,090
Diversified Consumer Services - 0.2%
3,972 Spin Holdco Inc., Term Loan 5.611% 3-Month LIBOR 4.000% 3/04/28 B- 3,743,974
Diversified Financial Services - 0.3%
1,196 Avaya, Inc., Term Loan B2 6.391% 1-Month LIBOR 4.000% 12/15/27 Caa2 688,226
904 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
4.118% 1-Month LIBOR 1.750% 1/15/25 Baa2 892,163
668 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
3.868% 1-Month LIBOR 1.500% 2/12/27 Baa2 655,064
2,071 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 243,289
4,763 Trans Union, LLC, Term Loan B6 4.774% 1-Month LIBOR 2.250% 12/01/28 BBB- 4,682,879
9,602 Total Diversified Financial Services 7,161,621

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services - 2.7%
$ 1,700 Altice France S.A., Term Loan
B12
6.200% 3-Month LIBOR 3.688% 1/31/26 B $ 1,650,901
9,671 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 9,406,217
1,498 Cablevision Lightpath LLC,
Term Loan B
5.641% 1-Month LIBOR 3.250% 12/01/27 B+ 1,478,954
515 CenturyLink, Inc., Term Loan B 4.774% 1-Month LIBOR 2.250% 3/15/27 BBB- 486,285
8,735 Cincinnati Bell, Inc., Term Loan
B2
5.705% SOFR30A 3.250% 11/23/28 B+ 8,578,936
609 Connect Finco Sarl, Term Loan
B
6.030% 1-Month LIBOR 3.500% 12/12/26 B+ 592,773
13,909 Cyxtera DC Holdings, Inc., Term
Loan B, (DD1)
5.790% 3-Month LIBOR 3.000% 5/01/24 B 13,495,686
9,326 Dawn Acquisition LLC, Term
Loan
6.000% 3-Month LIBOR 3.750% 12/31/25 B- 7,409,651
2,724 Eagle Broadband Investments
LLC, Term Loan
5.313% 3-Month LIBOR 3.000% 11/12/27 B+ 2,669,260
16,631 Frontier Communications
Corp., Term Loan B
6.063% 3-Month LIBOR 3.750% 10/08/27 BB+ 16,181,409
65,318 Total Diversified Telecommunication Services 61,950,072
Electric Utilities - 0.7%
853 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 844,376
4,726 Pacific Gas & Electric Company,
Term Loan
5.563% 1-Month LIBOR 3.000% 6/23/25 BB 4,652,070
9,834 Talen Energy Supply, LLC, Term
Loan B, (DD1)(5)
6.274% TSFR3M 3.750% 7/08/26 N/R 9,920,048
15,413 Total Electric Utilities 15,416,494
Electrical Equipment - 0.0%
1,027 Vertiv Group Corporation, Term
Loan B
5.112% 1-Month LIBOR 2.750% 3/02/27 BB- 992,822
Electronic Equipment, Instruments & Components - 0.9%
5,000 II-VI Incorporated, Term Loan B 5.123% 1-Month LIBOR 2.750% 7/01/29 BBB- 4,904,150
16,154 Ingram Micro Inc., Term Loan B 5.750% 3-Month LIBOR 3.500% 7/02/28 BB+ 15,588,986
21,154 Total Electronic Equipment, Instruments & Components 20,493,136
Energy Equipment & Services - 0.0%
112 Petroleum Geo-Services ASA,
Term Loan
10.024% 1-Month LIBOR 7.500% 3/19/24 N/R 105,170
Entertainment - 0.9%
13,622 AMC Entertainment Holdings,
Inc. , Term Loan B
5.380% 3-Month LIBOR 3.000% 4/22/26 B- 11,763,991
5,123 Crown Finance US, Inc., Term
Loan
4.000% 3-Month LIBOR 2.500% 2/28/25 CCC 3,318,988
2,325 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 1,483,499
169 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 180,564
411 Diamond Sports Group, LLC,
Term Loan
10.387% 1-Month LIBOR 8.000% 5/19/26 B 388,958
872 Diamond Sports Group, LLC,
Term Loan, Second Lien
5.637% SOFR30A 3.250% 8/24/26 CCC+ 164,727
1,210 Lions Gate Capital Holdings
LLC, Term Loan B
4.774% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,189,462
1,032 Playtika Holding Corp, Term
Loan
5.274% 1-Month LIBOR 2.750% 3/11/28 BB+ 1,011,949

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 2,574 Univision Communications Inc.,
Term Loan C5
5.274% 1-Month LIBOR 2.750% 3/15/24 B+ $ 2,570,112
27,338 Total Entertainment 22,072,250
Food & Staples Retailing - 1.2%
10,676 US Foods, Inc., 4.493% 1-Month LIBOR 2.000% 9/13/26 BB 10,441,619
18,527 US Foods, Inc., Term Loan B 5.820% 3-Month LIBOR 2.750% 11/22/28 BB 18,326,742
29,203 Total Food & Staples Retailing 28,768,361
Food Products - 0.4%
4,903 CHG PPC Parent LLC, Term
Loan
5.563% 1-Month LIBOR 3.000% 12/08/28 B1 4,792,401
119 H Food Holdings LLC, Term
Loan B3
7.524% 1-Month LIBOR 5.000% 5/31/25 B2 115,443
5,400 Sycamore Buyer LLC, Term
Loan B
4.756% 3-Month LIBOR 2.250% 7/22/29 BB+ 5,292,000
10,422 Total Food Products 10,199,844
Health Care Equipment & Supplies - 3.0%
22,295 Bausch & Lomb, Inc., Term
Loan, (DD1)
5.653% SOFR30A 3.250% 5/05/27 BB+ 21,024,185
1,398 Carestream Health, Inc., Term
Loan(5)
9.500% 3-Month LIBOR 7.250% 5/08/23 D 1,338,982
1,277 Embecta Corp, Term Loan B 5.054% SOFR90A 3.000% 1/27/29 Ba3 1,251,153
3,257 ICU Medical, Inc., Term Loan B 4.604% SOFR90A 2.250% 12/14/28 BBB- 3,194,143
41,912 Medline Borrower, LP, Term
Loan B
5.774% 1-Month LIBOR 3.250% 10/21/28 BB- 40,093,188
1,478 Viant Medical Holdings, Inc.,
Term Loan, First Lien
6.274% 1-Month LIBOR 3.750% 7/02/25 B3 1,398,328
535 Vyaire Medical, Inc., Term Loan
B
7.035% 3-Month LIBOR 4.750% 4/30/25 Caa1 396,108
72,152 Total Health Care Equipment & Supplies 68,696,087
Health Care Providers & Services - 7.3%
407 Agiliti Health, Inc, Term Loan 5.125% 1-Month LIBOR 2.750% 1/04/26 B+ 399,000
2,664 Agiliti Health, Inc, Term Loan 5.125% 1-Month LIBOR 2.750% 1/04/26 B+ 2,611,072
10,294 AHP Health Partners, Inc., Term
Loan B
6.024% 1-Month LIBOR 3.500% 8/23/28 B1 9,939,655
5,223 Change Healthcare Holdings
LLC, Term Loan B
5.024% 1-Month LIBOR 2.500% 3/01/24 B+ 5,199,383
4,275 DaVita, Inc. , Term Loan B,
(DD1)
4.274% 1-Month LIBOR 1.750% 8/12/26 BBB- 4,164,021
3,491 Electron BidCo Inc., Term Loan 5.524% 1-Month LIBOR 3.000% 11/01/28 B1 3,413,517
510 Element Materials Technology
Group US Holdings Inc, (WI/
DD)(6)
TBD TBD TBD TBD B1 503,306
1,105 Element Materials Technology
Group US Holdings Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 1,090,497
2,659 EyeCare Partners, LLC, Term
Loan
6.000% 3-Month LIBOR 3.750% 2/20/27 B2 2,483,556
622 Forefront Management
Holdings, LLC, Term Loan(6)
5.637% TSFR1M 2.125% 3/23/29 B 609,606
3,328 Forefront Management
Holdings, LLC, Term Loan B
6.537% SOFR30A 4.250% 3/23/29 B 3,261,394
4,391 Gainwell Acquisition Corp.,
Term Loan B
6.250% 3-Month LIBOR 4.000% 10/01/27 BB- 4,302,891
1,695 Global Medical Response, Inc.,
Term Loan
6.774% 1-Month LIBOR 4.250% 3/14/25 B 1,560,875

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 8,463 Global Medical Response, Inc.,
Term Loan B
6.623% 1-Month LIBOR 4.250% 10/02/25 B $ 7,783,511
6,302 ICON Luxembourg S.A.R.L.,
Term Loan
4.563% 3-Month LIBOR 2.250% 7/01/28 BB+ 6,217,281
1,302 Onex TSG Intermediate Corp.,
Term Loan B
7.274% 1-Month LIBOR 4.750% 2/26/28 B 1,158,647
4,221 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
6.000% 3-Month LIBOR 3.750% 11/30/27 B2 4,122,866
37,720 Parexel International
Corporation, Term Loan, First
Lien
5.774% 1-Month LIBOR 3.250% 11/15/28 B1 36,829,882
3,510 Phoenix Guarantor Inc, Term
Loan B
5.774% 1-Month LIBOR 3.250% 3/05/26 B1 3,405,544
2,977 Phoenix Guarantor Inc, Term
Loan B3, (DD1)
5.944% 1-Month LIBOR 3.500% 3/05/26 B1 2,891,645
234 Quorum Health Corporation,
Term Loan(5)
10.598% 3-Month LIBOR 8.250% 4/29/25 B- 159,956
23,311 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B,
(DD1)
6.274% 1-Month LIBOR 3.750% 11/16/25 B1 22,644,622
14,730 Select Medical Corporation,
Term Loan B
5.030% 1-Month LIBOR 2.500% 3/06/25 Ba2 14,457,868
743 Sound Inpatient Physicians,
Term Loan B
5.493% 1-Month LIBOR 3.000% 6/28/25 B 709,088
20,683 Surgery Center Holdings, Inc.,
Term Loan
6.140% 1-Month LIBOR 3.750% 8/31/26 B1 20,133,075
5,149 Team Health Holdings, Inc.,
Term Loan, First Lien
5.274% 1-Month LIBOR 2.750% 2/06/24 B 4,882,300
5,884 US Radiology Specialists, Inc.,
Term Loan
7.563% 3-Month LIBOR 5.250% 12/15/27 B- 5,643,751
175,893 Total Health Care Providers & Services 170,578,809
Health Care Technology - 0.3%
779 Athenahealth, Inc., Term
Loan(6)
3.500% N/A 3.500% 1/27/29 B+ 747,550
4,596 Athenahealth, Inc., Term Loan B 5.800% SOFR30A 3.500% 1/27/29 B+ 4,410,542
2,088 Carestream Health, Inc., Term
Loan, Second Lien(5)
8.000% 3-Month LIBOR 8.000% 8/05/23 D 1,797,921
7,463 Total Health Care Technology 6,956,013
Hotels, Restaurants & Leisure - 12.5%
336 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
7.232% 3-Month LIBOR 5.000% 12/29/25 CCC- 106,019
144 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
12.000% 3-Month LIBOR 12.000% 9/29/26 Caa3 141,458
8,740 Alterra Mountain Company,
Term Loan
6.024% 1-Month LIBOR 3.500% 8/17/28 B 8,532,225
4,920 Alterra Mountain Company,
Term Loan B1
5.274% 1-Month LIBOR 2.750% 7/31/24 B 4,847,743
41,267 B.C. Unlimited Liability
Company, Term Loan B4
4.274% 1-Month LIBOR 1.750% 11/19/26 BB+ 40,175,305
16,693 Caesars Resort Collection, LLC,
Term Loan B, First Lien
5.274% 1-Month LIBOR 2.750% 12/22/24 B+ 16,512,268
8,012 Caesars Resort Collection, LLC,
Term Loan B1
6.024% 1-Month LIBOR 3.500% 7/20/25 B+ 7,964,268
8,406 Carnival Corporation, Term
Loan B, (DD1)
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 8,043,937
3,061 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 2,869,392
2,978 Churchill Downs Incorporated,
Term Loan B, (DD1)
4.530% 1-Month LIBOR 2.000% 12/27/24 BBB- 2,959,385

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 7,095 Churchill Downs Incorporated,
Term Loan B1, (DD1)
4.530% 1-Month LIBOR 2.000% 3/17/28 BBB- $ 6,982,521
13,782 ClubCorp Holdings, Inc., Term
Loan B
5.000% 3-Month LIBOR 2.750% 9/18/24 B2 13,254,776
2,593 Crown Finance US, Inc., Term
Loan(6)
5.728% 3-Month LIBOR 3.000% 2/28/23 CCC+ 1,751,398
392 Crown Finance US, Inc., Term
Loan B1
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 453,213
42,548 Delta 2 (LUX) S.a.r.l., Term Loan,
(DD1)
5.024% 1-Month LIBOR 2.500% 2/01/24 BB- 42,246,811
4,663 Equinox Holdings, Inc., Term
Loan, First Lien
5.250% 3-Month LIBOR 3.000% 3/08/24 CCC 3,611,606
583 Equinox Holdings, Inc., Term
Loan, Second Lien
9.250% 3-Month LIBOR 7.000% 3/08/25 CC 396,405
2,233 Everi Holdings Inc., Term Loan
B
4.750% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,207,377
15,463 Fertitta Entertainment, LLC,
Term Loan B
6.455% SOFR30A 4.000% 1/27/29 B 14,903,629
3,714 Hilton Grand Vacations
Borrower LLC, Term Loan B
5.524% 1-Month LIBOR 3.000% 8/02/28 BB+ 3,642,372
995 IRB Holding Corp, Term Loan B 5.437% SOFR30A 3.150% 12/15/27 B+ 965,310
1,169 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 1,155,884
21,378 NASCAR Holdings, Inc, Term
Loan B, (DD1)
5.024% 1-Month LIBOR 2.500% 10/18/26 BBB- 21,109,464
711 PCI Gaming Authority, Term
Loan
5.024% 1-Month LIBOR 2.500% 5/31/26 BBB- 697,175
4,347 Penn National Gaming, Inc.,
Term Loan B
5.305% SOFR30A 2.750% 4/20/29 BB 4,272,579
3,718 Scientific Games Holdings LP,
Term Loan B
5.617% SOFR90A 3.500% 2/04/29 BB- 3,591,495
12,035 Scientific Games International,
Inc., Term Loan
5.407% SOFR30A 3.000% 4/07/29 BB 11,861,997
7,594 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
5.563% 1-Month LIBOR 3.000% 8/25/28 BB- 7,487,345
28,924 Stars Group Holdings B.V. (The),
Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 28,311,055
2,534 Station Casinos LLC, Term Loan
B
4.780% 1-Month LIBOR 2.250% 2/08/27 BB- 2,479,599
15,425 Twin River Worldwide Holdings,
Inc., Term Loan B
5.623% 1-Month LIBOR 3.250% 10/01/28 BB+ 14,738,581
11,467 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
5.280% 1-Month LIBOR 2.750% 5/16/25 B 11,134,553
297,920 Total Hotels, Restaurants & Leisure 289,407,145
Household Durables - 0.8%
972 AI Aqua Merger Sub Inc, (WI/
DD)
TBD TBD TBD TBD B3 937,387
4,278 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 4,124,505
6,750 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
6.037% SOFR30A 3.750% 7/30/28 B3 6,517,969
2,313 Serta Simmons Bedding, LLC,
Term Loan(5)
9.891% 1-Month LIBOR 7.500% 8/10/23 B- 1,339,820
91 Serta Simmons Bedding, LLC,
Term Loan(5)
9.891% 1-Month LIBOR 7.500% 8/10/23 B 89,928
7,559 Weber-Stephen Products LLC,
Term Loan B
5.774% 1-Month LIBOR 3.250% 10/30/27 CCC+ 6,481,556
21,963 Total Household Durables 19,491,165

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Independent Power and Renewable Electricity Producers - 0.3%
$ 5,892 Talen Energy Supply, DIP Term
Loan, Term Loan(5)
7.480% TSFR3M 4.750% 11/10/23 N/R $ 5,897,892
Insurance - 4.1%
3,759 Acrisure, LLC, Term Loan B 6.024% 1-Month LIBOR 3.500% 2/15/27 B 3,612,159
1,995 Acrisure, LLC, Term Loan B,
First Lien
6.774% 1-Month LIBOR 4.250% 2/15/27 B 1,943,457
4,754 Alliant Holdings Intermediate,
LLC, Term Loan B
5.774% 1-Month LIBOR 3.250% 5/10/25 B 4,671,224
10,513 Alliant Holdings Intermediate,
LLC, Term Loan B4
5.877% 1-Month LIBOR 3.500% 11/12/27 B 10,252,838
6,983 AssuredPartners, Inc., Term
Loan
5.955% SOFR30A 3.500% 2/13/27 B 6,810,102
4,227 AssuredPartners, Inc., Term
Loan B
6.024% 1-Month LIBOR 3.500% 2/13/27 B 4,118,813
1,990 AssuredPartners, Inc., Term
Loan B
6.024% 1-Month LIBOR 3.500% 2/13/27 B 1,939,305
5,098 Asurion LLC, Term Loan B4,
Second Lien
7.774% 1-Month LIBOR 5.250% 1/15/29 B 4,377,907
6,861 Asurion LLC, Term Loan B7,
(DD1)
5.524% 1-Month LIBOR 3.000% 11/03/24 Ba3 6,620,536
398 Asurion LLC, Term Loan B8 5.774% 1-Month LIBOR 3.250% 12/23/26 Ba3 365,834
1,667 Asurion LLC, Term Loan B9 5.774% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,530,654
992 Broadstreet Partners, Inc., Term
Loan B
5.524% 1-Month LIBOR 3.000% 1/27/27 B1 965,537
9,946 Broadstreet Partners, Inc., Term
Loan B2
5.774% 1-Month LIBOR 3.250% 1/27/27 B1 9,672,655
7,360 Hub International Limited, Term
Loan B
5.982% 3-Month LIBOR 3.250% 4/25/25 B 7,264,440
6,614 Hub International Limited, Term
Loan B, (DD1)
5.766% 3-Month LIBOR 3.000% 4/25/25 B 6,491,115
12,010 Ryan Specialty Group, LLC,
Term Loan
5.555% SOFR30A 3.000% 9/01/27 BB- 11,889,952
8,581 USI, Inc., Term Loan 5.250% 3-Month LIBOR 3.000% 5/16/24 B 8,495,761
4,951 USI, Inc., Term Loan B 5.500% 3-Month LIBOR 3.250% 12/02/26 B 4,898,879
98,699 Total Insurance 95,921,168
Interactive Media & Services - 0.5%
1,392 Getty Images, Inc., Term Loan B 7.625% 3-Month LIBOR 4.500% 2/19/26 B1 1,383,620
13,771 Rackspace Technology Global,
Inc., Term Loan B
5.617% 3-Month LIBOR 2.750% 2/09/28 B+ 11,255,872
15,163 Total Interactive Media & Services 12,639,492
Internet & Direct Marketing Retail - 0.4%
4,970 CNT Holdings I Corp, Term
Loan
5.812% SOFR30A 3.500% 11/08/27 B 4,872,713
560 Medical Solutions Holdings,
Inc., Term Loan(6)
5.543% 3-Month LIBOR 3.500% 11/01/23 B1 547,750
3,010 Medical Solutions Holdings,
Inc., Term Loan, First Lien
6.377% 3-Month LIBOR 3.500% 11/01/28 B1 2,943,814
8,540 Total Internet & Direct Marketing Retail 8,364,277
IT Services - 1.8%
1,342 Ahead DB Holdings, LLC, Term
Loan B
6.010% 3-Month LIBOR 3.750% 10/16/27 B+ 1,312,067
290 iQor US Inc., Exit Term Loan 10.024% 1-Month LIBOR 7.500% 9/15/27 B1 289,426
6,683 Optiv Security, Inc. , Term Loan,
First Lien, (DD1)
5.774% 1-Month LIBOR 3.250% 2/01/24 B- 6,514,888
970 Peraton Corp., Term Loan B 6.274% 1-Month LIBOR 3.750% 2/01/28 BB- 944,563

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
IT Services (continued)
$ 3,088 Perforce Software, Inc., Term
Loan B
6.274% 1-Month LIBOR 3.750% 7/01/26 B2 $ 2,854,622
8,394 Sabre GLBL Inc., Term Loan B 4.524% 1-Month LIBOR 2.000% 2/22/24 Ba3 8,372,872
11,900 Syniverse Holdings, Inc., Term
Loan
9.455% SOFR30A 7.000% 5/10/29 B- 10,615,157
5,645 Tempo Acquisition LLC, Term
Loan B
5.455% SOFR30A 3.000% 8/31/28 BB- 5,571,673
4,278 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan
3.750% 3-Month LIBOR 1.500% 2/28/25 B- 4,200,689
786 WEX Inc., Term Loan 4.774% 1-Month LIBOR 2.250% 4/01/28 Ba2 771,025
43,376 Total IT Services 41,446,982
Leisure Products - 0.2%
3,460 Hayward Industries, Inc., Term
Loan
5.024% 1-Month LIBOR 2.500% 5/28/28 BB 3,358,069
804 SRAM, LLC , Term Loan B 5.274% 1-Month LIBOR 2.750% 5/18/28 BB- 788,455
4,264 Total Leisure Products 4,146,524
Life Sciences Tools & Services - 0.2%
2,004 Avantor Funding, Inc., Term
Loan B5
4.774% 1-Month LIBOR 2.250% 11/06/27 BB+ 1,976,778
1,190 Curia Global, Inc., Term Loan 6.556% 3-Month LIBOR 3.750% 8/30/26 B2 1,151,276
1,570 ICON Luxembourg S.A.R.L.,
Term Loan
4.563% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,549,150
4,764 Total Life Sciences Tools & Services 4,677,204
Machinery - 1.1%
5,653 Ali Group North America
Corporation, Term Loan B
4.570% 1-Month LIBOR 2.000% 10/13/28 Baa3 5,513,413
1,315 Alliance Laundry Systems LLC,
Term Loan B
5.955% 3-Month LIBOR 3.500% 10/08/27 B 1,292,597
3,216 Filtration Group Corporation,
Term Loan
6.024% 1-Month LIBOR 3.500% 10/21/28 B 3,140,935
9,947 Gates Global LLC, Term Loan
B3
5.024% 1-Month LIBOR 2.500% 3/31/27 Ba3 9,773,572
4,528 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 4,369,810
743 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 718,369
25,402 Total Machinery 24,808,696
Media - 6.6%
3,165 ABG Intermediate Holdings 2
LLC, Term Loan B1
6.055% SOFR30A 3.600% 12/21/28 B1 3,097,744
640 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
8.555% SOFR30A 6.000% 12/20/29 CCC+ 604,800
2,743 Altice Financing SA, Term Loan,
First Lien
5.262% 3-Month LIBOR 2.750% 1/31/26 B 2,650,158
3,218 Cable One, Inc., Term Loan B4 4.524% 1-Month LIBOR 2.000% 5/03/28 BB+ 3,135,157
11,580 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 10,980,307
280 Checkout Holding Corp., First
Out Term Loan
10.024% 1-Month LIBOR 7.500% 2/15/23 N/R 236,323
538 Checkout Holding Corp., Last
Out Term Loan
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 184,753
39,641 Clear Channel Outdoor
Holdings, Inc., Term Loan B
6.024% 1-Month LIBOR 3.500% 8/21/26 B1 36,816,829
6,841 CSC Holdings, LLC, Term Loan 4.641% 1-Month LIBOR 2.250% 1/15/26 BB 6,665,872
5,444 CSC Holdings, LLC, Term Loan
B1
4.641% 1-Month LIBOR 2.250% 7/17/25 BB 5,297,220

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 3,823 CSC Holdings, LLC, Term Loan
B5
4.891% 1-Month LIBOR 2.500% 4/15/27 BB $ 3,707,096
15,009 DirecTV Financing, LLC, Term
Loan
7.524% 1-Month LIBOR 5.000% 8/02/27 BBB- 14,400,804
7,447 Dotdash Meredith Inc, Term
Loan B
6.407% 1-Month LIBOR 4.000% 12/01/28 BB- 6,944,776
642 Emerald Expositions Holding,
Inc., Term Loan B
5.274% 1-Month LIBOR 2.750% 5/22/24 B 621,950
911 Gray Television, Inc., Term Loan
B
4.873% 1-Month LIBOR 2.500% 2/07/24 BB+ 906,994
1,507 Gray Television, Inc., Term Loan
C
4.873% 1-Month LIBOR 2.500% 1/02/26 BB+ 1,484,463
24,577 iHeartCommunications, Inc.,
Term Loan
5.524% 1-Month LIBOR 3.000% 5/01/26 BB- 23,828,592
3,805 LCPR Loan Financing LLC, Term
Loan B
6.141% 1-Month LIBOR 3.750% 10/15/28 BB+ 3,734,033
10,455 McGraw-Hill Global Education
Holdings, LLC, Term Loan
7.274% 1-Month LIBOR 4.750% 7/30/28 BB+ 10,141,044
721 Mission Broadcasting, Inc.,
Term Loan B
4.873% 1-Month LIBOR 2.500% 6/03/28 BBB- 707,509
2,907 Outfront Media Capital LLC,
Term Loan B
4.274% 1-Month LIBOR 1.750% 11/18/26 Ba1 2,854,616
3,469 Virgin Media Bristol LLC, Term
Loan N
4.891% 1-Month LIBOR 2.500% 1/31/28 BB+ 3,400,487
3,910 WideOpenWest Finance LLC,
Term Loan B
5.300% SOFR30A 3.000% 12/20/28 BB 3,846,807
7,871 Ziggo Financing Partnership,
Term Loan I
4.891% 1-Month LIBOR 2.500% 4/30/28 BB 7,625,141
161,144 Total Media 153,873,475
Multiline Retail - 0.0%
787 Belk, Inc., Term Loan 13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 270,127
165 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 149,899
952 Total Multiline Retail 420,026
Oil, Gas & Consumable Fuels - 2.4%
393 BCP Renaissance Parent LLC,
Term Loan B3
5.554% SOFR90A 3.500% 11/01/24 B2 387,074
4,274 Buckeye Partners, L.P., Term
Loan B
4.623% 1-Month LIBOR 2.250% 11/01/26 BBB- 4,214,822
6,448 Citgo Petroleum Corporation,
Term Loan B, (DD1)
8.774% 1-Month LIBOR 6.250% 3/28/24 BB 6,458,003
2,510 Delek US Holdings, Inc., Term
Loan B
4.774% 1-Month LIBOR 2.250% 3/30/25 BB+ 2,458,141
1,945 Delek US Holdings, Inc., Term
Loan B
8.024% 1-Month LIBOR 5.500% 3/30/25 BB+ 1,939,779
782 EG America LLC, Term Loan 5.006% 3-Month LIBOR 4.000% 2/05/25 B- 765,614
15,910 Freeport LNG Investments,
LLLP, Term Loan A, (DD1)
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 15,342,921
13,022 Gulf Finance, LLC, Term Loan,
(DD1)
9.130% 1-Month LIBOR 6.750% 8/25/26 B 10,727,009
3,165 M6 ETX Holdings II Midco LLC,
Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 3,123,475
5,722 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
10.524% 1-Month LIBOR 8.000% 8/27/26 B 5,709,986
4,328 TransMontaigne Operating
Company L.P., Term Loan B
5.877% 1-Month LIBOR 3.500% 11/05/28 BB 4,220,044
1,280 Traverse Midstream Partners
LLC, Term Loan
5.950% TSFR3M 4.250% 9/27/24 B+ 1,273,512
59,779 Total Oil, Gas & Consumable Fuels 56,620,380

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Paper & Forest Products - 0.1%
$ 1,272 Asplundh Tree Expert, LLC,
Term Loan B
4.274% 1-Month LIBOR 1.750% 9/04/27 BBB- $ 1,256,542
Personal Products - 0.2%
992 Conair Holdings, LLC, Term
Loan B
6.000% 3-Month LIBOR 3.750% 5/17/28 B- 858,513
1 Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 695
4,035 Revlon Consumer Products
Corporation, Term Loan B(5),(7)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 2,892,177
5,028 Total Personal Products 3,751,385
Pharmaceuticals - 3.1%
5,885 Bausch Health Companies Inc.,
Term Loan B
7.662% SOFR30A 5.250% 1/27/27 BB- 4,722,048
769 Catalent Pharma Solutions Inc.,
Term Loan B3
4.375% 1-Month LIBOR 2.000% 2/22/28 BBB- 762,210
32,393 Jazz Financing Lux S.a.r.l., Term
Loan
6.024% 1-Month LIBOR 3.500% 5/05/28 BB+ 31,835,134
3,483 LSCS Holdings, Inc., Term Loan,
First Lien
6.750% 3-Month LIBOR 4.500% 12/16/28 B2 3,356,259
1,972 Mallinckrodt International
Finance S.A., Term Loan
7.503% 3-Month LIBOR 5.500% 9/30/27 B3 1,532,103
13,294 Mallinckrodt International
Finance S.A., Term Loan, (DD1)
7.253% 3-Month LIBOR 5.250% 9/30/27 B3 10,455,400
17,769 Organon & Co, Term Loan 4.625% 3-Month LIBOR 3.000% 6/02/28 BB 17,613,083
2,891 Perrigo Investments, LLC, Term
Loan B
4.907% SOFR30A 2.500% 4/05/29 Baa3 2,876,545
78,456 Total Pharmaceuticals 73,152,782
Professional Services - 0.9%
2,776 CCRR Parent, Inc, Term Loan B 6.010% 3-Month LIBOR 3.750% 3/05/28 B 2,706,713
3,418 CHG Healthcare Services Inc.,
Term Loan
4.750% 3-Month LIBOR 3.250% 9/30/28 B1 3,341,122
731 Creative Artists Agency, LLC ,
Term Loan B
6.274% 1-Month LIBOR 3.750% 11/26/26 B 725,309
3,163 Dun & Bradstreet Corporation
(The), Term Loan
5.743% 1-Month LIBOR 3.250% 2/08/26 BB+ 3,083,167
2,658 Dun & Bradstreet Corporation
(The), Term Loan B2
5.709% SOFR30A 3.250% 1/18/29 BB+ 2,602,964
1,442 Physician Partners LLC, Term
Loan
6.555% SOFR30A 4.000% 2/01/29 B 1,390,927
7,881 Verscend Holding Corp., Term
Loan B
6.524% 1-Month LIBOR 4.000% 8/27/25 BB- 7,845,163
22,069 Total Professional Services 21,695,365
Real Estate Management & Development - 0.2%
3,881 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
5.274% 1-Month LIBOR 2.750% 8/21/25 BB 3,783,975
1,988 Forest City Enterprises, L.P.,
Term Loan B
6.024% 1-Month LIBOR 3.500% 12/07/25 B+ 1,948,836
5,869 Total Real Estate Management & Development 5,732,811
Road & Rail - 1.6%
1,679 First Student Bidco Inc, Term
Loan B
5.232% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,618,895
623 First Student Bidco Inc, Term
Loan C
5.232% 3-Month LIBOR 3.000% 7/21/28 BB+ 600,387
9,455 Genesee & Wyoming Inc.
(New), Term Loan
4.250% 3-Month LIBOR 2.000% 12/30/26 BB+ 9,280,167

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Road & Rail (continued)
$ 21,770 Hertz Corporation, (The), Term
Loan B
5.780% 1-Month LIBOR 3.250% 6/30/28 BB+ $ 21,324,525
4,142 Hertz Corporation, (The), Term
Loan C
5.780% 1-Month LIBOR 3.250% 6/30/28 BB+ 4,057,305
37,669 Total Road & Rail 36,881,279
Semiconductors & Semiconductor Equipment - 0.5%
16,796 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 CCC 6,358,487
2,004 Bright Bidco BV, Term Loan,
(WI/DD)
TBD TBD TBD TBD N/R 2,004,468
1,685 Entegris, Inc., Term Loan B 5.597% 3-Month LIBOR 3.000% 7/06/29 Baa3 1,683,349
165 MACOM Technology Solutions
Holdings, Inc., Term Loan
4.774% 1-Month LIBOR 2.250% 5/19/24 Ba1 163,250
1,134 Ultra Clean Holdings, Inc, Term
Loan B
6.274% 1-Month LIBOR 3.750% 8/27/25 B1 1,121,175
21,784 Total Semiconductors & Semiconductor Equipment 11,330,729
Software - 11.3%
1,451 Applied Systems, Inc., Term
Loan, First Lien
5.250% 3-Month LIBOR 3.000% 9/19/24 B2 1,441,923
3,421 AppLovin Corporation, Term
Loan B
5.250% 3-Month LIBOR 3.000% 10/21/28 BB- 3,336,967
1,308 Apttus Corporation, Term Loan 7.117% 3-Month LIBOR 4.250% 5/06/28 BB 1,285,552
9,925 Avaya, Inc., Term Loan 12.307% TSFR3M 1.000% 12/15/27 Caa2 6,339,594
8,733 Banff Merger Sub Inc, Term
Loan
6.274% 1-Month LIBOR 3.750% 10/02/25 B2 8,452,370
3,985 Camelot U.S. Acquisition LLC,
Term Loan B
5.524% 1-Month LIBOR 3.000% 10/31/26 B1 3,890,356
10,511 Camelot U.S. Acquisition LLC,
Term Loan B
5.524% 1-Month LIBOR 3.000% 10/31/26 B1 10,288,959
4,065 CCC Intelligent Solutions Inc.,
Term Loan B
4.500% 3-Month LIBOR 2.250% 9/21/28 B+ 3,995,132
7,315 CDK Global , Inc., Term Loan B 6.610% TSFR3M 4.500% 7/06/29 B+ 7,145,841
7,411 Ceridian HCM Holding Inc.,
Term Loan B
4.873% 1-Month LIBOR 2.500% 4/30/25 B+ 7,246,999
5,000 DTI Holdco, Inc., Term Loan 10.327% SOFR90A 4.750% 4/21/29 B2 4,796,000
2,752 Emerald TopCo Inc, Term Loan 6.024% 1-Month LIBOR 3.500% 7/25/26 B2 2,644,567
15,162 Epicor Software Corporation,
Term Loan
5.774% 1-Month LIBOR 3.250% 7/31/27 B2 14,761,426
26,247 Finastra USA, Inc., Term Loan,
First Lien, (DD1)
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 24,627,763
15,504 Greeneden U.S. Holdings II,
LLC, Term Loan B4
6.524% 1-Month LIBOR 4.000% 12/01/27 B2 15,278,675
1,552 Greenway Health, LLC, Term
Loan, First Lien
5.250% 3-Month LIBOR 3.750% 2/16/24 B- 1,399,282
1,995 Hyland Software, Inc., Term
Loan, First Lien
6.024% 1-Month LIBOR 3.500% 7/01/24 B1 1,974,152
3,374 IGT Holding IV AB, Term Loan
B2
5.650% 3-Month LIBOR 3.400% 3/29/28 B 3,301,865
11,870 Informatica LLC, Term Loan B 5.313% 1-Month LIBOR 2.563% 10/14/28 BB- 11,636,643
3,820 Instructure Holdings, Inc., Term
Loan B
6.121% 3-Month LIBOR 2.750% 10/29/28 BB+ 3,763,119
801 iQor US Inc., Second Out Term
Loan
10.024% 1-Month LIBOR 7.500% 11/19/25 CCC+ 657,674
5,504 MA FinanceCo., LLC, Term
Loan B
5.915% 3-Month LIBOR 4.250% 6/05/25 BB+ 5,457,391
18,284 McAfee, LLC, Term Loan B 6.157% SOFR30A 3.750% 2/03/29 BB+ 17,403,880
18,250 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 17,757,250

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 6,494 Polaris Newco LLC, Term Loan
B
6.524% 1-Month LIBOR 4.000% 6/04/28 B2 $ 6,253,557
395 Project Ruby Ultimate Parent
Corp., Term Loan
5.774% 1-Month LIBOR 3.250% 3/10/28 B 384,446
6,970 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 6,727,739
–(8) RealPage, Inc, Term Loan, First
Lien
5.524% 1-Month LIBOR 3.000% 4/22/28 B+ 132
11,919 Seattle Spinco, Inc., Term Loan
B3
5.274% 1-Month LIBOR 2.750% 6/21/24 BB+ 11,799,703
5,043 Seattle Spinco, Inc., Term Loan
B5
6.400% SOFR30A 4.000% 1/14/27 BB+ 4,992,387
9,124 Sophia, L.P., Term Loan B 5.750% 3-Month LIBOR 3.500% 10/07/27 B2 8,838,897
866 SS&C European Holdings Sarl,
Term Loan B4
4.274% 1-Month LIBOR 1.750% 4/16/25 BB+ 849,584
1,067 SS&C Technologies Inc., Term
Loan B3
4.274% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,046,560
10,219 SS&C Technologies Inc., Term
Loan B5, (DD1)
4.274% 1-Month LIBOR 1.750% 4/16/25 BB+ 10,014,369
2,279 SS&C Technologies Inc., Term
Loan B6
4.805% SOFR30A 2.250% 3/22/29 BB+ 2,231,417
3,229 SS&C Technologies Inc., Term
Loan B7
4.805% SOFR30A 2.250% 3/22/29 BB+ 3,161,572
247 Tibco Software Inc., Term Loan
B3
6.280% 1-Month LIBOR 3.750% 7/03/26 B+ 246,757
13,196 Ultimate Software Group Inc
(The), Term Loan
5.535% 3-Month LIBOR 3.250% 5/03/26 B1 12,811,809
3,980 Ultimate Software Group Inc
(The), Term Loan B
6.274% 1-Month LIBOR 3.750% 5/03/26 B1 3,884,548
1,065 Ultimate Software Group Inc
(The), Term Loan, Second Lien
7.535% 3-Month LIBOR 5.250% 5/03/27 Caa1 1,043,199
4,723 Vision Solutions, Inc., Term
Loan
6.783% 3-Month LIBOR 4.000% 5/28/28 B2 4,500,693
4,937 Zelis Healthcare Corporation,
Term Loan, (DD1)
5.873% 1-Month LIBOR 3.500% 9/30/26 B 4,838,664
273,993 Total Software 262,509,413
Specialty Retail - 2.6%
1,259 Academy, Ltd., Term Loan 6.123% 1-Month LIBOR 3.750% 11/06/27 BB- 1,238,080
7,235 Avis Budget Car Rental, LLC,
Term Loan B, (DD1)
4.280% 1-Month LIBOR 1.750% 8/06/27 BB+ 7,017,406
8,667 Avis Budget Car Rental, LLC,
Term Loan C, (DD1)
6.059% SOFR30A 3.500% 3/15/29 BB+ 8,531,875
5,107 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 4,979,520
2,844 Jo-Ann Stores, Inc., Term Loan
B1
7.516% 3-Month LIBOR 4.750% 6/30/28 B- 1,886,696
1,868 LBM Acquisition LLC, Term
Loan B
7.121% 3-Month LIBOR 3.750% 12/18/27 B+ 1,713,951
1,369 Les Schwab Tire Centers, Term
Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 1,338,388
19,879 PetSmart, Inc., Term Loan B 6.270% 1-Month LIBOR 3.750% 2/12/28 BB- 19,473,514
3,970 Restoration Hardware, Inc.,
Term Loan B
5.024% 1-Month LIBOR 2.500% 10/15/28 BB 3,669,273
851 SRS Distribution Inc., Term Loan 6.177% SOFR90A 3.500% 6/04/28 B- 820,524
652 Staples, Inc., Term Loan 7.782% 3-Month LIBOR 5.000% 4/12/26 B 577,185
8,021 Staples, Inc., Term Loan B2 7.282% 3-Month LIBOR 4.500% 9/12/24 B 7,644,160
2,495 Wand NewCo 3, Inc., Term
Loan
5.524% 1-Month LIBOR 3.000% 2/05/26 B2 2,402,710
64,217 Total Specialty Retail 61,293,282

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Technology Hardware, Storage & Peripherals - 0.3%
$ 7,337 NCR Corporation, Term Loan 5.310% 3-Month LIBOR 2.500% 8/28/26 BB+ $ 7,264,058
Textiles, Apparel & Luxury Goods - 0.7%
4,765 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 4,615,902
1,477 Canada Goose Inc., Term Loan 5.750% 3-Month LIBOR 3.500% 10/07/27 BB 1,451,690
10,828 Crocs Inc, Term Loan B, (DD1) 4.450% SOFR90A 3.500% 2/19/29 Ba2 10,460,160
17,070 Total Textiles, Apparel & Luxury Goods 16,527,752
Trading Companies & Distributors - 0.4%
6,405 Core & Main LP, Term Loan B 5.570% 3-Month LIBOR 2.500% 6/10/28 B+ 6,271,018
2,259 Fly Funding II S.a.r.l., Term
Loan B
4.620% 3-Month LIBOR 1.750% 8/09/25 B+ 2,068,127
8,664 Total Trading Companies & Distributors 8,339,145
Transportation Infrastructure - 0.6%
3,956 Brown Group Holding, LLC,
Term Loan B
5.024% 1-Month LIBOR 2.500% 4/22/28 B+ 3,904,752
2,900 Brown Group Holding, LLC,
Term Loan B2
6.205% TSFR1M 3.750% 7/02/29 B+ 2,868,926
6,219 KKR Apple Bidco, LLC, Term
Loan
5.274% 1-Month LIBOR 2.750% 9/23/28 B+ 6,091,794
720 KKR Apple Bidco, LLC, Term
Loan
6.379% SOFR30A 4.000% 9/23/28 B+ 711,450
13,795 Total Transportation Infrastructure 13,576,922
Wireless Telecommunication Services - 1.2%
5,215 GOGO Intermediate Holdings
LLC, Term Loan B
6.556% 3-Month LIBOR 3.750% 4/30/28 B+ 5,124,746
14,769 Intelsat Jackson Holdings S.A.,
Term Loan B, (DD1)
7.445% SOFR180A 4.500% 1/27/29 BB- 14,056,513
4,987 Iridium Satellite LLC, Term Loan
B2
5.024% 1-Month LIBOR 2.500% 11/04/26 Ba3 4,934,879
3,474 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
6.184% SOFR30A 3.864% 6/02/28 B 3,376,555
28,445 Total Wireless Telecommunication Services 27,492,693
$ 2,078,187 Total Variable Rate Senior Loan Interests (cost $2,042,185,337) 1,974,264,741
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 277,156,825 CORPORATE BONDS - 11.9%
X 277,156,825
Airlines - 0.2%
$ 3,287 Air Canada, 144A 3.875% 8/15/26 Ba2 $ 2,933,072
1,500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,316,250
1,000 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 911,750
5,787 Total Airlines 5,161,072

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Auto Components - 0.1%
$ 2,210 Adient US LLC, 144A 9.000% 4/15/25 BB+ $ 2,279,924
Automobiles - 0.2%
5,000 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 4,976,006
Chemicals - 0.1%
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,352,681
Commercial Services & Supplies - 1.2%
12,800 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 12,370,142
5,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 4,953,288
11,655 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 11,214,090
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 220,108
29,705 Total Commercial Services & Supplies 28,757,628
Communications Equipment - 0.5%
13,808 Avaya Inc, 144A 6.125% 9/15/28 Caa2 7,549,938
3,500 Commscope Inc, 144A 6.000% 3/01/26 B1 3,307,850
1,000 Commscope Inc, 144A (9) 8.250% 3/01/27 CCC+ 857,015
18,308 Total Communications Equipment 11,714,803
Containers & Packaging - 0.1%
3,000 Owens-Brockway Glass Container Inc, 144A 5.375% 1/15/25 B 2,790,411
Diversified Telecommunication Services - 0.5%
9,784 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 9,126,026
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 816,250
2,500 Lumen Technologies Inc 6.750% 12/01/23 BB 2,528,575
13,284 Total Diversified Telecommunication Services 12,470,851
Electric Utilities - 0.1%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 6,675
994 Pacific Gas and Electric Co(WI/DD) 3.150% 1/01/26 BBB- 921,015
993 Pacific Gas and Electric Co(WI/DD) 4.500% 7/01/40 BBB- 773,284
7,327 Total Electric Utilities 1,700,974
Electronic Equipment, Instruments & Components - 0.1%
2,000 Brightstar Corp, 144A 9.750% 10/15/25 B2 1,909,347
Energy Equipment & Services - 0.0%
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 903,869
Entertainment - 0.1%
1,000 AMC Entertainment Holdings Inc, 144A 10.000% 6/15/26 CCC- 803,750
1,955 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 371,450
2,000 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 182,520
4,955 Total Entertainment 1,357,720
Equity Real Estate Investment Trusts - 0.3%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,691,420
5,565 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 5,497,636
8,565 Total Equity Real Estate Investment Trusts 8,189,056

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services - 2.9%
$ 250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 BB- $ 205,190
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 546,975
350 CHS/Community Health Systems Inc, 144A (9) 8.000% 12/15/27 BB- 303,863
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,785,000
1,000 HCA Inc 5.000% 3/15/24 BBB- 1,006,531
4,901 HCA Inc 5.375% 2/01/25 BBB- 4,947,560
9,086 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 7,897,642
7,500 Legacy LifePoint Health LLC, 144A 6.750% 4/15/25 B1 7,361,925
1,250 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 947,512
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,999,473
17,250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 16,387,500
20,500 Tenet Healthcare Corp, 144A 4.625% 9/01/24 BB- 19,923,069
412 Tenet Healthcare Corp 4.625% 7/15/24 BB- 403,435
500 Tenet Healthcare Corp, 144A (9) 6.125% 10/01/28 B+ 458,750
71,084 Total Health Care Providers & Services 67,174,425
Hotels, Restaurants & Leisure - 1.2%
1,250 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,014,456
17,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 16,823,545
5,500 Life Time Inc, 144A 5.750% 1/15/26 B 4,953,300
2,000 MGM Resorts International 6.750% 5/01/25 B+ 1,997,740
2,000 MGM Resorts International 6.000% 3/15/23 B+ 2,000,262
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 B+ 1,544,025
29,480 Total Hotels, Restaurants & Leisure 28,333,328
Independent Power Producers & Energy Traders - 0.2%
5,000 Ziggo Bond Co BV, 144A (9) 6.000% 1/15/27 B- 4,503,925
Insurance - 0.1%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 1,891,616
Media - 1.2%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,597,327
3,250 CSC Holdings LLC, 144A 5.500% 4/15/27 BB 3,080,285
2,000 CSC Holdings LLC 5.875% 9/15/22 B+ 1,997,500
3,000 CSC Holdings LLC, 144A 3.375% 2/15/31 BB 2,246,880
2,000 DISH DBS Corp 5.000% 3/15/23 B 1,957,265
4,008 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,785,270
7,000 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 6,280,010
250 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 215,000
6,000 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 5,268,416
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 457,630
30,908 Total Media 27,885,583
Oil, Gas & Consumable Fuels - 1.5%
2,500 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 2,408,160
972 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
9.250% 7/15/24 B+ 996,681
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,494,900
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 6,321,055
3,000 EQM Midstream Partners LP (9) 4.750% 7/15/23 BB 2,970,000
500 Gulfport Energy Corp, 144A (9) 8.000% 5/17/26 BB- 503,330
1,000 Laredo Petroleum Inc 9.500% 1/15/25 B 1,003,625
4,000 Matador Resources Co 5.875% 9/15/26 BB- 3,915,400
1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 915,000

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Oil, Gas & Consumable Fuels (continued)
$ 250 NGL Energy Partners LP / NGL Energy Finance Corp (9) 6.125% 3/01/25 Caa1 $ 203,181
250 NGL Energy Partners LP / NGL Energy Finance Corp (9) 7.500% 11/01/23 Caa1 236,875
2,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 2,240,789
11,000 PBF Logistics LP / PBF Logistics Finance Corp 6.875% 5/15/23 BB- 11,000,000
34,779 Total Oil, Gas & Consumable Fuels 34,208,996
Pharmaceuticals - 0.2%
3,000 Elanco Animal Health Inc 5.772% 8/28/23 BB 2,994,900
2,981 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 D 2,533,731
5,981 Total Pharmaceuticals 5,528,631
Specialty Retail - 0.4%
1,000 Hertz Corp, 144A 5.000% 12/01/29 B+ 804,390
9,115 Hertz Corp, 144A 4.625% 12/01/26 B+ 7,807,089
10,115 Total Specialty Retail 8,611,479
Wireless Telecommunication Services - 0.7%
15,000 Sprint Corp 7.875% 9/15/23 Baa3 15,454,500
$ 307,013 Total Corporate Bonds (cost $298,453,732) 277,156,825
Shares Description (1) Value
X 46,196,980 EXCHANGE-TRADED FUNDS - 2.0%
X 46,196,980
1,107,693 Invesco Senior Loan ETF (9) $ 23,228,322
536,275 SPDR Blackstone Senior Loan ETF 22,968,658
Total Exchange-Traded Funds (cost $49,008,025) 46,196,980
Shares Description (1) Value
21,321,683 COMMON STOCKS - 0.9%
X 21,321,683
Banks - 0.0%
28,137 iQor US Inc (10),(11) $ 112,548
Communications Equipment - 0.0%
24,672 Windstream Services PE LLC (10),(11) 376,248
Construction & Engineering - 0.0%
4,761 TNT Crane & Rigging Inc (10),(11) 1,190
2,687 TNT Crane & Rigging Inc (10),(11) 20,153
Total Construction & Engineering 21,343
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (10),(11) 248,164
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (10),(11) 286,410
Energy Equipment & Services - 0.5%
85,364 Quarternorth Energy Holding Inc (10),(11) 9,873,798
76,990 Transocean Ltd (11) 278,704
5,884 Vantage Drilling International (10),(11) 86,300
Total Energy Equipment & Services 10,238,802
Health Care Providers & Services - 0.0%
57,666 Millennium Health LLC (7),(11) 2,826
61,430 Millennium Health LLC (7),(11) 9,153
Total Health Care Providers & Services 11,979

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares Description (1) Value
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (10),(11) $ 20,305
76,044 24 Hour Fitness Worldwide Inc (10),(11) 57,033
Total Hotels, Restaurants & Leisure 77,338
Independent Power and Renewable Electricity Producers - 0.4%
115,290 Energy Harbor Corp (10),(11),(12) 8,819,685
Internet & Direct Marketing Retail - 0.0%
7,503 Catalina Marketing Corp (10),(11) 1,591
Marine - 0.0%
1,018 ACBL HLDG CORP (10),(11) 19,342
Media - 0.0%
7 Cumulus Media Inc, Class A (11) 65
Multiline Retail - 0.0%
99 PEABODYENERGY WTS (10),(11) 866
Oil, Gas & Consumable Fuels - 0.0%
8,735 California Resources Corp 436,401
2,246 Chord Energy Corp 317,921
Total Oil, Gas & Consumable Fuels 754,322
Professional Services - 0.0%
109,621 Skillsoft Corp (9),(11) 352,980
Total Common Stocks (cost $22,661,656) 21,321,683
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 15,818,342 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.7%
X 15,818,342
Banks - 0.2%
$ 3,000 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.470% spread) (13)
6.276% N/A (14) BBB+ $ 2,981,250
Capital Markets - 0.1%
3,000 Charles Schwab Corp (3-Month LIBOR reference rate +
3.315% spread) (9),(13)
6.397% N/A (14) BBB 2,962,092
Commercial Banks - 0.4%
10,000 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.320% spread) (13)
5.597% N/A (14) BBB+ 9,875,000
$ 16,000 Total $1,000 Par (or similar) Institutional Preferred (cost $15,887,217) 15,818,342
Shares Description (1) Value
X 7,117,678 WARRANTS - 0.3%
X 7,117,678
Energy Equipment & Services - 0.3%
55,057 Fieldwood Energy LLC (10) $ 6,368,278
55,290 Fieldwood Energy LLC (10) 248,805
28,708 Fieldwood Energy LLC (10) 215,310
Total Energy Equipment & Services 6,832,393
Entertainment - 0.0%
90,106 Cineworld Warrant (10) 9,010

Shares Description (1) Value
Industrial Conglomerates - 0.0%
27,261 American Commercial Barge Line LLC (10) $ 9,896
Marine - 0.0%
3,984 ACBL HLDG CORP (10) 96,943
3,029 ACBL HLDG CORP (10) 128,732
1,071 ACBL HLDG CORP (10) 20,349
35,856 American Commercial Barge Line LLC (10) 10,757
Total Marine 256,781
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 9,175
Software - 0.0%
16,108 Avaya Holdings Corp (10) 419
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg (10) 4
Total Warrants (cost $2,532,885) 7,117,678
Shares   Description (1) Coupon Ratings (4) Value
X 375,187 CONVERTIBLE PREFERRED SECURITIES - 0.0%
X 375,187
Communications Equipment - 0.0%
28,482 Riverbed Technology Inc(10) 0.000% N/R $ 99,687
Marine - 0.0%
4,313 ACBL HLDG CORP (10) 0.000% N/R 183,302
3,789 ACBL HLDG CORP (10) 0.000% N/R 92,198
Total Marine 275,500
Total Convertible Preferred Securities (cost $822,217) 375,187
Total Long-Term Investments (cost $2,431,551,069) 2,342,251,436
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  0.2%
4,818,092 MONEY MARKET FUNDS - 0.2%
X 4,818,092
4,818,092 State Street Navigator Securities Lending Government
Money Market Portfolio (15)
2.300%(16) $ 4,818,092
Total Investments Purchased with Collateral from Securities Lending (cost $4,818,092) 4,818,092
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -   1.4%
33,358,107 INVESTMENT COMPANIES - 1.4%
33,358,107
33,358,107 BlackRock Liquidity Funds T-Fund 1.346%(17) $ 33,358,107
Total Investment Companies (cost $33,358,107) 33,358,107
Total Short-Term Investments (cost $33,358,107) 33,358,107
Total Investments (cost $2,469,727,268 ) - 102.4% 2,380,427,635
Other Assets Less Liabilities -   (2.4)% (56,130,973)
Net Assets - 100% $ 2,324,296,662

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2022

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,589,991.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(13) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(14) Perpetual security. Maturity date is not applicable.
(15) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(16) The rate shown is the one-day yield as of the end of the reporting period.
(17) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen High Yield Income Fund
Portfolio of Investments August 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 92.6%
X 444,157,901 CORPORATE BONDS - 82.9%
X 444,157,901
Aerospace & Defense - 1.7%
$ 2,250 Rolls-Royce PLC, 144A 5.750% 10/15/27 BB- $ 2,033,640
1,800 TransDigm Inc 4.625% 1/15/29 B- 1,522,116
3,620 TransDigm Inc 6.375% 6/15/26 B- 3,475,200
2,000 TransDigm UK Holdings PLC 6.875% 5/15/26 B- 1,931,156
9,670 Total Aerospace & Defense 8,962,112
Air Freight & Logistics - 0.4%
2,475 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,264,872
Airlines - 1.3%
2,095 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 2,080,817
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.750% 4/20/29 Ba2 1,670,069
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.500% 4/20/26 Ba2 1,759,868
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,096,875
675 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 615,431
7,720 Total Airlines 7,223,060
Auto Components - 1.9%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,850,880
1,285 Dana Inc 4.500% 2/15/32 BB+ 1,025,871
4,850 Goodyear Tire & Rubber Co (3) 5.000% 7/15/29 BB- 4,347,783
930 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 801,511
2,300 IHO Verwaltungs GmbH(Cash 4.750%, PIK 5.500%), 144A 4.750% 9/15/26 Ba2 1,983,858
11,365 Total Auto Components 10,009,903
Automobiles - 3.4%
2,000 Ford Motor Co 3.250% 2/12/32 BB+ 1,562,180
2,570 Ford Motor Co 6.100% 8/19/32 BB+ 2,502,538
2,610 Ford Motor Credit Co LLC 4.950% 5/28/27 BB+ 2,450,333
3,000 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 2,738,790
4,000 Ford Motor Credit Co LLC 5.113% 5/03/29 BB+ 3,696,700
6,000 Ford Motor Credit Co LLC 2.300% 2/10/25 BB+ 5,467,200
20,180 Total Automobiles 18,417,741
Beverages - 0.5%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,713,977
Building Products - 0.6%
3,200 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 3,096,070
Capital Markets - 2.9%
2,000 AG TTMT Escrow Issuer LLC, 144A 0.000% 9/30/27 B2 2,000,800
2,625 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,234,531
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,535,000
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 3,933,701
1,800 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 1,593,756
1,535 NFP Corp, 144A 7.500% 10/01/30 B1 1,512,052
2,265 NFP Corp, 144A 6.875% 8/15/28 CCC+ 1,861,196
17,850 Total Capital Markets 15,671,036

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 4.1%
$ 3,320 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 2,663,385
2,890 Avient Corp, 144A 7.125% 8/01/30 BB- 2,853,644
1,800 Axalta Coating Systems LLC, 144A (3) 3.375% 2/15/29 BB- 1,491,904
2,680 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 2,295,769
1,640 Olin Corp 5.000% 2/01/30 BB+ 1,488,329
1,000 Olin Corp 5.125% 9/15/27 BB+ 949,155
1,000 Olin Corp 5.625% 8/01/29 BB+ 952,770
80 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 75,940
2,750 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B 1,951,675
1,800 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B 1,551,384
3,200 Tronox Inc, 144A 4.625% 3/15/29 BB- 2,661,760
1,265 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB+ 1,176,450
2,005 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 1,583,950
25,430 Total Chemicals 21,696,115
Commercial Services & Supplies - 2.5%
3,000 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 2,808,870
2,000 Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 1,685,251
1,250 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,054,688
3,000 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 2,636,700
3,425 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 2,971,187
2,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 2,201,081
15,175 Total Commercial Services & Supplies 13,357,777
Communications Equipment - 0.5%
1,350 Commscope Inc, 144A 6.000% 3/01/26 B1 1,275,885
1,800 Viasat Inc, 144A 5.625% 4/15/27 BB+ 1,656,000
3,150 Total Communications Equipment 2,931,885
Construction Materials - 0.3%
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 1,705,500
Consumer Finance - 1.7%
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,599,824
3,000 Navient Corp 4.875% 3/15/28 Ba3 2,449,580
2,040 OneMain Finance Corp 3.500% 1/15/27 BB 1,682,519
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,123,528
1,250 OneMain Finance Corp 5.375% 11/15/29 BB 1,035,262
11,115 Total Consumer Finance 8,890,713
Containers & Packaging - 0.5%
3,000 LABL Inc, 144A 5.875% 11/01/28 B2 2,610,000
Diversified Telecommunication Services - 3.9%
4,975 Altice France SA/France, 144A 5.125% 7/15/29 B 3,779,309
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 3,054,555
1,710 Cogent Communications Group Inc, 144A 7.000% 6/15/27 B 1,634,231
3,000 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 2,798,250
4,500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 3,708,090
3,110 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 2,814,021
2,770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 2,531,171
700 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 552,965
24,265 Total Diversified Telecommunication Services 20,872,592

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.3%
$ 1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (4) 6.850% 6/01/34 N/R $ 2,250
2,000 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 1,861,360
3,800 Total Electric Utilities 1,863,610
Electronic Equipment, Instruments & Components - 1.3%
8,250 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 7,003,956
Energy Equipment & Services - 1.0%
3,950 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 3,594,500
1,800 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 BB- 1,688,130
5,750 Total Energy Equipment & Services 5,282,630
Entertainment - 0.3%
2,000 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 1,749,500
Equity Real Estate Investment Trusts - 1.9%
2,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 2,343,033
2,000 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 1,835,700
1,815 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 1,506,644
1,755 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,481,731
1,090 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 977,883
2,500 SBA Communications Corp 3.125% 2/01/29 BB- 2,059,812
11,860 Total Equity Real Estate Investment Trusts 10,204,803
Food Products - 0.5%
1,000 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B1 875,126
1,805 Darling Ingredients Inc, 144A 6.000% 6/15/30 BB+ 1,807,274
2,805 Total Food Products 2,682,400
Gas Utilities - 0.8%
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 2,109,750
2,650 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 2,159,750
5,075 Total Gas Utilities 4,269,500
Health Care Equipment & Supplies - 1.2%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,397,939
1,500 Medline Borrower LP, 144A (3) 5.250% 10/01/29 B- 1,260,630
3,500 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 2,966,250
7,735 Total Health Care Equipment & Supplies 6,624,819
Health Care Providers & Services - 3.9%
1,800 Centene Corp 2.450% 7/15/28 BBB- 1,518,102
2,000 Centene Corp 2.500% 3/01/31 BBB- 1,595,840
3,800 Centene Corp 4.250% 12/15/27 BBB- 3,608,708
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 1,846,000
2,165 Encompass Health Corp 4.625% 4/01/31 B+ 1,788,108
835 Encompass Health Corp 4.750% 2/01/30 B+ 714,114
1,750 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,561,875
1,425 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 1,316,223
2,000 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,835,000
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,999,472
23,775 Total Health Care Providers & Services 20,783,442
Hotels, Restaurants & Leisure - 5.2%
500 1011778 BC ULC / New Red Finance Inc, 144A 4.375% 1/15/28 B+ 446,982
1,600 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 1,373,928

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 4,250 Carnival Corp, 144A 4.000% 8/01/28 BB- $ 3,543,395
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,825,794
1,000 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 909,650
1,840 Constellation Merger Sub Inc, 144A 8.500% 9/15/25 Caa2 1,656,000
2,300 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 B 2,004,289
855 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 CCC+ 697,201
2,485 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 2,198,765
2,300 Hilton Worldwide Finance LLC / Hilton Worldwide Finance
Corp
4.875% 4/01/27 BB+ 2,196,500
3,120 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 2,917,169
1,500 Life Time Inc, 144A 5.750% 1/15/26 B 1,350,900
2,000 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 1,686,190
1,800 Penn Entertainment Inc, 144A 5.625% 1/15/27 B 1,646,460
2,460 Yum! Brands Inc 5.375% 4/01/32 BB 2,264,418
31,060 Total Hotels, Restaurants & Leisure 27,717,641
Household Durables - 0.2%
1,350 Newell Brands Inc 5.625% 4/01/36 BBB- 1,209,060
Independent Power Producers & Energy Traders - 1.4%
1,850 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 1,732,063
1,800 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,593,639
2,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 2,383,078
2,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 1,801,570
8,250 Total Independent Power Producers & Energy Traders 7,510,350
Insurance - 1.7%
3,700 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 3,137,469
2,000 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 1,740,054
2,920 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 2,407,791
2,000 Ryan Specialty Group LLC, 144A 4.375% 2/01/30 BB- 1,802,500
10,620 Total Insurance 9,087,814
IT Services - 1.3%
2,895 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 2,598,244
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,353,750
2,100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 1,790,250
1,425 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,286,490
7,920 Total IT Services 7,028,734
Media - 6.6%
2,025 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 1,702,974
2,250 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 2,056,095
5,650 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 4,584,862
6,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 5,827,500
2,250 CSC Holdings LLC, 144A 3.375% 2/15/31 BB 1,685,160
3,800 DISH DBS Corp 5.875% 11/15/24 B 3,439,000
1,500 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 1,267,770
2,000 iHeartCommunications Inc 6.375% 5/01/26 BB- 1,888,960
2,420 iHeartCommunications Inc, 144A 4.750% 1/15/28 BB- 2,076,796
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 BB+ 1,887,680
3,400 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 2,924,000
1,150 News Corp, 144A 5.125% 2/15/32 BB+ 1,058,000
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,611,859
4,000 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,290,120
40,295 Total Media 35,300,776

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Metals & Mining - 2.7%
$ 2,000 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ $ 1,919,370
431 First Quantum Minerals Ltd, 144A 6.500% 3/01/24 B+ 426,690
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,767,500
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,185,884
2,000 Novelis Corp, 144A 3.250% 11/15/26 BB 1,780,000
3,000 Novelis Corp, 144A 4.750% 1/30/30 BB 2,610,000
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 2,609,878
15,746 Total Metals & Mining 14,299,322
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
1,550 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 1,348,732
2,325 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 2,069,250
750 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 698,853
4,625 Total Mortgage Real Estate Investment Trusts (REITs) 4,116,835
Oil, Gas & Consumable Fuels - 13.1%
1,835 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 1,682,530
1,000 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 3/01/27 BB 947,500
2,000 Apache Corp 5.100% 9/01/40 BBB- 1,700,000
935 Ascent Resources Utica Holdings LLC / ARU Finance Corp,
144A
7.000% 11/01/26 B+ 909,288
2,750 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 2,434,740
2,855 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 2,640,875
1,710 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 1,647,182
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,291,611
4,000 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB 3,695,000
3,250 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 2,853,435
2,900 Energean Israel Finance Ltd, Reg S, 144A 5.875% 3/30/31 BB- 2,513,485
1,950 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 1,873,268
1,960 EnLink Midstream LLC, 144A 6.500% 9/01/30 BB+ 1,950,200
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,776,058
3,075 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 2,659,444
1,625 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,539,687
2,000 Genesis Energy LP / Genesis Energy Finance Corp 6.500% 10/01/25 B 1,860,620
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 2,649,087
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 523,413
1,520 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 BB+ 1,362,439
1,215 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 1,182,393
2,205 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 2,097,639
2,050 Laredo Petroleum Inc 9.500% 1/15/25 B 2,057,431
2,750 Matador Resources Co 5.875% 9/15/26 BB- 2,691,837
1,975 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 1,836,750
1,850 Murphy Oil Corp (3) 6.375% 7/15/28 BB+ 1,821,806
1,850 Murphy Oil Corp 7.050% 5/01/29 BB+ 1,803,318
2,165 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 2,051,013
2,075 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 1,898,625
2,000 Occidental Petroleum Corp 6.625% 9/01/30 BB+ 2,136,600
1,500 Occidental Petroleum Corp 8.875% 7/15/30 BB+ 1,752,300
2,150 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 2,297,683
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,703,936
620 SM Energy Co (3) 6.500% 7/15/28 BB- 597,060
1,400 SM Energy Co (3) 5.625% 6/01/25 BB- 1,361,500
1,500 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 1,274,383
2,000 Western Midstream Operating LP 4.550% 2/01/30 BBB- 1,805,000
74,695 Total Oil, Gas & Consumable Fuels 69,879,136

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Personal Products - 1.0%
$ 4,050 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- $ 3,583,602
2,350 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A (3)
7.000% 12/31/27 CCC 1,938,750
6,400 Total Personal Products 5,522,352
Pharmaceuticals - 1.6%
2,250 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 2,155,388
1,750 Jazz Securities DAC, 144A 4.375% 1/15/29 BB+ 1,578,045
3,000 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 2,691,510
2,600 Teva Pharmaceutical Finance Netherlands III BV 4.750% 5/09/27 Ba2 2,274,177
9,600 Total Pharmaceuticals 8,699,120
Professional Services - 0.2%
1,200 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B1 1,027,204
Real Estate Management & Development - 0.9%
2,000 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB 1,982,500
1,750 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,439,112
1,675 Kennedy-Wilson Inc 4.750% 3/01/29 BB 1,397,587
5,425 Total Real Estate Management & Development 4,819,199
Road & Rail - 0.6%
1,335 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,152,319
2,000 United Rentals North America Inc 5.500% 5/15/27 BB+ 1,980,610
3,335 Total Road & Rail 3,132,929
Semiconductors & Semiconductor Equipment - 0.4%
2,500 Entegris Escrow Corp 4.750% 4/15/29 N/R 2,299,100
Software - 0.4%
900 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 751,410
1,875 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 1,443,750
2,775 Total Software 2,195,160
Specialty Retail - 2.3%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,545,027
2,190 Builders FirstSource Inc, 144A 6.375% 6/15/32 Ba2 2,031,225
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,327,339
2,575 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 1,974,253
1,175 Michaels Cos Inc, 144A (3) 7.875% 5/01/29 CCC+ 781,375
2,800 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 2,058,000
3,250 Staples Inc, 144A 7.500% 4/15/26 B 2,746,445
15,430 Total Specialty Retail 12,463,664
Technology Hardware, Storage & Peripherals - 0.2%
1,300 NCR Corp, 144A 6.125% 9/01/29 BB- 1,239,600
Textiles, Apparel & Luxury Goods - 0.7%
1,850 Crocs Inc, 144A 4.250% 3/15/29 B 1,510,347
2,490 Wolverine World Wide Inc, 144A (3) 4.000% 8/15/29 BB- 2,026,858
4,340 Total Textiles, Apparel & Luxury Goods 3,537,205
Thrifts & Mortgage Finance - 0.5%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 1,610,000
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 840,000
3,000 Total Thrifts & Mortgage Finance 2,450,000

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 1.5%
$ 2,965 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ $ 2,640,603
2,000 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,805,465
2,000 H&E Equipment Services Inc, 144A 3.875% 12/15/28 BB- 1,689,760
2,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 2,016,520
8,965 Total Trading Companies & Distributors 8,152,348
Wireless Telecommunication Services - 2.2%
2,000 Sprint Corp 7.875% 9/15/23 Baa3 2,060,600
5,000 Sprint Corp 7.625% 3/01/26 Baa3 5,288,122
2,700 T-Mobile USA Inc 4.750% 2/01/28 BBB- 2,640,870
1,935 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 1,592,747
11,635 Total Wireless Telecommunication Services 11,582,339
$ 501,086 Total Corporate Bonds (cost $489,816,382) 444,157,901
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 40,216,961 VARIABLE RATE SENIOR LOAN INTERESTS - 7.5% (5)
X 40,216,961
Beverages - 0.3%
$ 1,662 Triton Water Holdings, Inc,
Term Loan
5.750% 3-Month LIBOR 3.500% 3/31/28 B1 $ 1,564,129
Commercial Services & Supplies - 0.4%
1,995 Prime Security Services
Borrower, LLC, Term Loan
5.107% 1-Month LIBOR 2.750% 9/23/26 BB- 1,953,804
Communications Equipment - 0.3%
1,845 CommScope, Inc., Term Loan B 5.774% 1-Month LIBOR 3.250% 4/04/26 B1 1,774,620
1,845 Total Communications Equipment 1,774,620
Diversified Consumer Services - 0.3%
1,422 Spin Holdco Inc., Term Loan 5.611% 3-Month LIBOR 4.000% 3/04/28 B- 1,339,823
Diversified Telecommunication Services - 0.3%
1,745 Cyxtera DC Holdings, Inc., Term
Loan B
5.790% 3-Month LIBOR 3.000% 5/01/24 B 1,693,507
Health Care Providers & Services - 0.8%
2,498 Surgery Center Holdings, Inc.,
Term Loan
6.140% 1-Month LIBOR 3.750% 8/31/26 B1 2,432,183
2,000 US Radiology Specialists, Inc.,
Term Loan
7.563% 3-Month LIBOR 5.250% 12/15/27 B- 1,918,113
4,498 Total Health Care Providers & Services 4,350,296
Hotels, Restaurants & Leisure - 0.4%
382 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
7.232% 3-Month LIBOR 5.000% 12/29/25 CCC- 120,904
151 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
12.000% 3-Month LIBOR 12.000% 9/29/26 Caa3 147,712
1,995 Fertitta Entertainment, LLC,
Term Loan B
6.455% SOFR30A 4.000% 1/27/29 B 1,922,811
2,528 Total Hotels, Restaurants & Leisure 2,191,427

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Interactive Media & Services - 0.2%
$ 1,059 Getty Images, Inc., Term Loan B 7.625% 3-Month LIBOR 4.500% 2/19/26 B1 $ 1,052,977
Media - 1.0%
5,613 DirecTV Financing, LLC, Term
Loan
7.524% 1-Month LIBOR 5.000% 8/02/27 BBB- 5,385,618
5,613 Total Media 5,385,618
Paper & Forest Products - 0.4%
2,228 Sylvamo Corporation, Term
Loan B
7.024% 1-Month LIBOR 4.500% 9/13/28 BB+ 2,172,354
Personal Products - 1.0%
7,214 Revlon Consumer Products
Corporation, Term Loan B(4),(7)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 5,170,564
Professional Services - 0.4%
2,157 Verscend Holding Corp., Term
Loan B
6.524% 1-Month LIBOR 4.000% 8/27/25 BB- 2,147,273
Software - 1.0%
1,746 Camelot U.S. Acquisition LLC,
Term Loan B
5.524% 1-Month LIBOR 3.000% 10/31/26 B1 1,708,711
2,000 McAfee, LLC, Term Loan B 6.157% SOFR30A 3.750% 2/03/29 BB+ 1,903,750
1,750 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 1,702,750
5,496 Total Software 5,315,211
Specialty Retail - 0.4%
2,558 PECF USS Intermediate
Holding III Corporation, Term
Loan B
6.774% 1-Month LIBOR 4.250% 11/04/28 B2 2,389,947
Wireless Telecommunication Services - 0.3%
1,746 GOGO Intermediate Holdings
LLC, Term Loan B
6.556% 3-Month LIBOR 3.750% 4/30/28 B+ 1,715,411
$ 43,766 Total Variable Rate Senior Loan Interests (cost $42,105,882) 40,216,961
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 6,499,896 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.2%
X 6,499,896
Electric Utilities - 0.5%
$ 2,725 Edison International 5.375% N/A (8) BB+ $ 2,438,875
Independent Power Producers & Energy Traders - 0.3%
1,800 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,660,536
Oil, Gas & Consumable Fuels - 0.4%
2,600 Energy Transfer LP 6.500% N/A (8) BB 2,400,485
$ 7,125 Total $1,000 Par (or similar) Institutional Preferred (cost $7,091,253) 6,499,896

Shares Description (1) Value
X 3,061,208 COMMON STOCKS - 0.6%
X 3,061,208
Hotels, Restaurants & Leisure - 0.0%
86,730 24 Hour Fitness Worldwide Inc (9),(10) $ 65,048
182,331 24 Hour Fitness Worldwide Inc (9),(10) 23,156
Total Hotels, Restaurants & Leisure 88,204
Independent Power and Renewable Electricity Producers - 0.6%
38,861 Energy Harbor Corp (9),(10) 2,972,866
Internet & Direct Marketing Retail - 0.0%
652 Catalina Marketing Corp (9),(10) 138
Total Common Stocks (cost $3,655,505) 3,061,208
Shares Description (1) Value
1,910,159 WARRANTS - 0.4%
X 1,910,159
Energy Equipment & Services - 0.4%
13,860 Fieldwood Energy LLC (9) $ 1,603,145
36,435 Fieldwood Energy LLC (9) 163,957
18,918 Fieldwood Energy LLC (9) 141,885
Total Energy Equipment & Services 1,908,987
Software - 0.0%
45,063 Avaya Holdings Corp (9) 1,172
Total Warrants (cost $5,005,088) 1,910,159
Total Long-Term Investments (cost $547,674,110) 495,846,125
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  3.0%
15,820,798 MONEY MARKET FUNDS - 3.0%
X 15,820,798
15,820,798 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
2.300%(12) $ 15,820,798
Total Investments Purchased with Collateral from Securities Lending (cost $15,820,798) 15,820,798
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -   5.9%
31,582,470 INVESTMENT COMPANIES - 5.9%
31,582,470
31,582,470 BlackRock Liquidity Funds T-Fund 1.346%(13) $ 31,582,470
Total Investment Companies (cost $31,582,470) 31,582,470
Total Short-Term Investments (cost $31,582,470) 31,582,470
Total Investments (cost $595,077,378 ) - 101.5% 543,249,393
Other Assets Less Liabilities -   (1.5)% (7,832,406)
Net Assets - 100% $ 535,416,987
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $15,084,535.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2022

(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Perpetual security. Maturity date is not applicable.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.
(13) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments August 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.6%
X
2,493,512,642 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 48.7%
X 2,493,512,642
Automobiles - 1.5%
$ 54,118 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 47,691,487
31,084 General Motors Financial Co Inc 5.700% N/A (4) BB+ 28,847,169
85,202 Total Automobiles 76,538,656
Banks - 18.8%
23,600 Bank of America Corp 6.250% N/A (4) BBB+ 23,324,524
13,651 Bank of America Corp 6.100% N/A (4) BBB+ 13,522,995
18,745 Bank of America Corp 4.375% N/A (4) BBB+ 16,065,777
30,756 Bank of America Corp 6.300% N/A (4) BBB+ 31,332,675
21,626 Bank of America Corp (3) 6.500% N/A (4) BBB+ 21,761,162
36,431 Citigroup Inc 5.000% N/A (4) BBB- 33,884,473
50,287 Citigroup Inc 5.950% N/A (4) BBB- 48,188,048
47,169 Citigroup Inc 6.300% N/A (4) BBB- 45,518,085
21,595 Citigroup Inc (3) 6.250% N/A (4) BBB- 21,431,958
15,994 Citigroup Inc 4.150% N/A (4) BBB- 13,551,716
20,295 Citizens Financial Group Inc 4.000% N/A (4) BB+ 17,295,027
5,846 Citizens Financial Group Inc 6.375% N/A (4) BB+ 5,337,349
33,000 CoBank ACB 6.450% N/A (4) BBB+ 33,577,500
23,396 CoBank ACB 6.250% N/A (4) BBB+ 23,284,563
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 5,990,210
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 28,395,635
14,461 Fifth Third Bancorp (3) 4.500% N/A (4) Baa3 13,730,379
17,141 First Citizens BancShares Inc/NC (3-Month LIBOR reference rate + 3.972% spread) (5)
5.801% N/A (4) BB- 16,263,268
965 Goldman Sachs Group Inc 4.400% N/A (4) BB+ 853,060
10,510 Goldman Sachs Group Inc 3.800% N/A (4) BBB- 8,697,025
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 13,046,284
26,515 Huntington Bancshares Inc/OH (3) 5.625% N/A (4) Baa3 25,719,550
21,887 JPMorgan Chase & Co (3) 3.650% N/A (4) BBB+ 18,986,972
23,045 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 22,686,650
66,161 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 66,562,984
37,473 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 34,662,525
12,491 KeyCorp 5.000% N/A (4) Baa3 11,489,011
8,046 M&T Bank Corp 6.450% N/A (4) Baa2 7,965,540
14,785 M&T Bank Corp 3.500% N/A (4) Baa2 11,877,594
9,548 M&T Bank Corp 5.125% N/A (4) Baa2 8,847,624
16,242 PNC Financial Services Group Inc (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (4) Baa2 16,091,835
12,190 PNC Financial Services Group Inc 6.200% N/A (4) Baa2 12,005,931
23,815 PNC Financial Services Group Inc (3) 6.000% N/A (4) Baa2 23,160,087
16,330 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 13,194,640
12,879 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 11,789,876
14,453 Regions Financial Corp (3) 5.750% N/A (4) Baa3 14,577,296
4,675 SVB Financial Group 4.700% N/A (4) Baa2 3,621,852
5,752 SVB Financial Group 4.100% N/A (4) Baa2 4,317,323
8,655 SVB Financial Group 4.000% N/A (4) Baa2 7,000,533
10,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (3),(5)
4.931% N/A (4) Baa2 9,801,143
55,096 Truist Financial Corp 4.800% N/A (4) Baa2 51,181,323
20,271 Truist Financial Corp 5.100% N/A (4) Baa2 19,206,772
52,005 Wells Fargo & Co 3.900% N/A (4) Baa2 45,829,406
51,924 Wells Fargo & Co 5.875% N/A (4) Baa2 51,662,910
13,263 Wells Fargo & Co 5.900% N/A (4) Baa2 12,477,186

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 $ 7,628,186
7,645 Zions Bancorp NA 7.200% N/A (4) BB+ 7,721,450
7,490 Zions Bancorp NA 5.800% N/A (4) BB+ 7,126,426
1,010,428 Total Banks 962,244,338
Capital Markets - 2.3%
7,300 Bank of New York Mellon Corp 4.700% N/A (4) Baa1 7,176,192
8,010 Charles Schwab Corp (3-Month LIBOR reference rate +
4.820% spread) (5)
7.602% N/A (4) BBB 7,992,852
9,210 Charles Schwab Corp 4.000% N/A (4) BBB 7,920,600
28,486 Charles Schwab Corp 5.375% N/A (4) BBB 28,307,963
25,800 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 24,894,431
35,798 Goldman Sachs Group Inc 5.500% N/A (4) BBB- 35,361,264
8,925 Goldman Sachs Group Inc 4.125% N/A (4) BBB- 7,644,709
123,529 Total Capital Markets 119,298,011
Communications Equipment - 0.2%
12,580 Vodafone Group PLC 4.125% 6/04/81 BB+ 9,869,010
Consumer Finance - 1.6%
22,925 Ally Financial Inc 4.700% N/A (4) Ba2 17,808,871
24,980 Ally Financial Inc 4.700% N/A (4) Ba2 20,607,353
15,930 American Express Co 3.550% N/A (4) Baa2 13,679,888
20,795 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 17,660,381
4,705 Discover Financial Services (3) 6.125% N/A (4) Ba2 4,767,506
8,000 Discover Financial Services 5.500% N/A (4) Ba2 6,894,305
97,335 Total Consumer Finance 81,418,304
Diversified Financial Services - 2.3%
20,560 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 19,223,600
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 11,865,787
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 4,557,493
33 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 32,813,250
6,700 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 5,912,754
25,209 Equitable Holdings Inc (3) 4.950% N/A (4) BBB- 24,523,395
21,248 Voya Financial Inc (3) 6.125% N/A (4) BBB- 20,691,937
91,000 Total Diversified Financial Services 119,588,216
Electric Utilities - 1.8%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 13,856,403
13,929 Edison International 5.000% N/A (4) BB+ 11,948,635
8,247 Edison International 5.375% N/A (4) BB+ 7,381,065
6,963 Electricite de France SA, 144A 5.250% N/A (4) BBB- 6,701,632
39,449 Emera Inc 6.750% 6/15/76 BB+ 39,840,729
10,225 Southern Co 4.000% 1/15/51 BBB- 9,467,736
95,098 Total Electric Utilities 89,196,200
Food Products - 2.8%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 12,866,550
44,310 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 44,420,775
46,321 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 44,236,555
40,847 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 39,111,003
145,313 Total Food Products 140,634,883
Independent Power Producers & Energy Traders - 0.7%
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 12,464,296
7,705 AES Andes SA, 144A 7.125% 3/26/79 BB 7,289,547
10,900 Vistra Corp, 144A 7.000% N/A (4) Ba3 10,055,468

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders (continued)
$ 7,395 Vistra Corp, 144A 8.000% N/A (4) Ba3 $ 7,080,712
39,450 Total Independent Power Producers & Energy Traders 36,890,023
Industrial Conglomerates - 1.0%
53,672 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
5.159% N/A (4) BBB- 50,760,294
Insurance - 9.1%
9,895 Aegon NV 5.500% 4/11/48 Baa1 9,404,206
9,025 American International Group Inc 5.750% 4/01/48 BBB- 8,550,582
47,922 Assurant Inc 7.000% 3/27/48 Baa3 48,197,136
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 63,474,600
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 10,781,550
15,804 Enstar Finance LLC 5.750% 9/01/40 BBB- 14,690,434
17,288 Enstar Finance LLC 5.500% 1/15/42 BBB- 14,729,376
13,545 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 13,206,375
9,234 Legal & General Group PLC, Reg S 5.250% 3/21/47 A3 8,890,403
33,078 Markel Corp (3) 6.000% N/A (4) BBB- 32,921,763
24,448 MetLife Inc, 144A 9.250% 4/08/38 BBB 29,169,336
7,470 MetLife Inc 3.850% N/A (4) BBB 6,938,899
6,931 MetLife Inc 5.875% N/A (4) BBB 6,794,319
15,099 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 13,575,856
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 26,016,610
7,115 Prudential Financial Inc 5.125% 3/01/52 BBB+ 6,608,559
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,676,237
20,951 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 20,346,676
41,288 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 42,062,150
14,681 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 BBB 14,772,022
66,824 SBL Holdings Inc, 144A 7.000% N/A (4) BB 55,798,040
20,030 SBL Holdings Inc, 144A 6.500% N/A (4) BB 15,673,475
487,205 Total Insurance 465,278,604
Media - 0.2%
12,628 Paramount Global 6.375% 3/30/62 Baa3 11,616,274
Multi-Utilities - 1.7%
12,930 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 11,194,535
35,086 CenterPoint Energy Inc (3) 6.125% N/A (4) BBB- 32,643,556
9,789 CMS Energy Corp 4.750% 6/01/50 BBB- 8,981,408
6,839 NiSource Inc 5.650% N/A (4) BBB- 6,360,270
14,740 Sempra Energy 4.125% 4/01/52 BBB- 12,384,365
17,730 Sempra Energy 4.875% N/A (4) BBB- 17,126,608
97,114 Total Multi-Utilities 88,690,742
Oil, Gas & Consumable Fuels - 1.7%
11,854 Enbridge Inc 6.000% 1/15/77 BBB- 11,294,130
21,437 Enbridge Inc 5.750% 7/15/80 BBB- 20,132,993
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,332,405
17,442 Energy Transfer LP 6.500% N/A (4) BB 16,103,561
5,895 Energy Transfer LP 7.125% N/A (4) BB 5,364,163
9,480 MPLX LP (3) 6.875% N/A (4) BB+ 9,142,933
10,750 Transcanada Trust 5.500% 9/15/79 BBB 9,888,199
13,285 Transcanada Trust 5.600% 3/07/82 BBB 12,308,744
94,878 Total Oil, Gas & Consumable Fuels 88,567,128
Trading Companies & Distributors - 2.4%
47,150 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 44,866,997
22,977 AerCap Holdings NV (3) 5.875% 10/10/79 BB+ 20,811,678
12,455 Air Lease Corp 4.650% N/A (4) BB+ 10,827,863

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors (continued)
$ 15,564 ILFC E-Capital Trust I, 144A 4.850% 12/21/65 B+ $ 11,050,440
50,949 ILFC E-Capital Trust I, 144A 5.100% 12/21/65 BB+ 36,683,280
149,095 Total Trading Companies & Distributors 124,240,258
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 6,363,326
Wireless Telecommunication Services - 0.5%
21,619 Vodafone Group PLC 7.000% 4/04/79 BB+ 22,318,375
$ 2,622,916 Total $1,000 Par (or similar) Institutional Preferred (cost $2,620,658,507) 2,493,512,642
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
X
1,636,323,782 CONTINGENT CAPITAL SECURITIES - 31.9%
X 1,636,323,782
Banks - 22.9%
$ 12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (3)
6.750% N/A (4) Baa2 $ 12,643,201
39,025 Banco Bilbao Vizcaya Argentaria SA (3) 6.500% N/A (4) Ba2 36,543,809
22,172 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 18,972,680
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (4) Ba2 15,479,450
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.500% N/A (4) Ba2 9,737,000
43,235 Banco Santander SA 4.750% N/A (4) Ba1 34,458,295
31,000 Banco Santander SA, Reg S 7.500% N/A (4) Ba1 30,504,372
14,865 Barclays PLC 8.000% N/A (4) BBB- 14,381,888
47,935 Barclays PLC 8.000% N/A (4) BBB- 47,112,947
54,805 Barclays PLC 7.750% N/A (4) BBB- 53,563,119
39,900 Barclays PLC (3) 6.125% N/A (4) BBB- 36,855,630
48,326 BNP Paribas SA, 144A 7.375% N/A (4) BBB 48,587,320
7,085 BNP Paribas SA, 144A 7.750% N/A (4) BBB 7,077,915
43,780 BNP Paribas SA, 144A 6.625% N/A (4) BBB 42,168,414
9,150 BNP Paribas SA, 144A 7.000% N/A (4) BBB 8,689,573
30,508 Credit Agricole SA, 144A 7.875% N/A (4) BBB 30,355,460
43,319 Credit Agricole SA, 144A 8.125% N/A (4) BBB 44,347,826
13,421 Credit Suisse Group AG, 144A 5.250% N/A (4) BB- 10,089,103
6,745 Danske Bank A/S, Reg S 6.125% N/A (4) BBB- 6,390,887
6,435 Danske Bank A/S, Reg S 4.375% N/A (4) BBB- 5,346,069
5,746 Danske Bank A/S, Reg S 7.000% N/A (4) BBB- 5,455,942
13,075 HSBC Holdings PLC 6.375% N/A (4) BBB 12,571,712
78,865 HSBC Holdings PLC 6.000% N/A (4) BBB 72,449,575
87,177 HSBC Holdings PLC 6.375% N/A (4) BBB 84,115,644
38,070 ING Groep NV 5.750% N/A (4) BBB 35,126,047
29,900 ING Groep NV (3) 6.500% N/A (4) BBB 28,563,470
40,460 ING Groep NV, Reg S 6.750% N/A (4) BBB 39,549,650
12,795 Intesa Sanpaolo SpA, 144A (3) 7.700% N/A (4) BB- 11,501,927
52,280 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 50,682,323
61,896 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 61,215,144
20,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 18,822,444
43,929 NatWest Group PLC 8.000% N/A (4) BBB- 43,823,570
34,345 NatWest Group PLC 6.000% N/A (4) BBB- 32,277,191
24,375 Nordea Bank Abp, 144A (3) 6.625% N/A (4) BBB+ 23,889,256
10,183 Societe Generale SA, 144A (3) 8.000% N/A (4) BB 10,282,895
22,820 Societe Generale SA, 144A 4.750% N/A (4) BB+ 18,887,657
13,411 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 12,053,332
35,590 Societe Generale SA, 144A 7.875% N/A (4) BB+ 35,241,008
17,951 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 17,055,300
17,349 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 17,410,833
18,860 Standard Chartered PLC, 144A 4.300% N/A (4) BBB- 13,608,010

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 20,135 UniCredit SpA, Reg S 8.000% N/A (4) BB- $ 18,950,176
1,241,140 Total Banks 1,176,838,064
Capital Markets - 9.0%
46,573 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 44,149,527
50,349 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 44,358,914
62,450 Credit Suisse Group AG, 144A 7.250% N/A (4) BB- 51,536,410
15,965 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 16,124,650
12,260 Credit Suisse Group AG, 144A 6.375% N/A (4) Ba2 9,587,306
91,385 Deutsche Bank AG 6.000% N/A (4) BB- 74,433,083
62,835 UBS Group AG, 144A 7.000% N/A (4) BBB 61,376,426
26,125 UBS Group AG, 144A 3.875% N/A (4) BBB 21,730,643
13,440 UBS Group AG, 144A 4.875% N/A (4) BBB 11,585,167
52,277 UBS Group AG, Reg S 7.000% N/A (4) BBB 52,538,385
17,638 UBS Group AG, Reg S 5.125% N/A (4) BBB 16,249,007
56,380 UBS Group AG, Reg S 6.875% N/A (4) BBB 55,816,200
507,677 Total Capital Markets 459,485,718
$ 1,748,817 Total Contingent Capital Securities (cost $1,785,405,999) 1,636,323,782
Shares   Description (1) Coupon Ratings (2) Value
X 923,760,093 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 18.0%
X 923,760,093
Banks - 5.7%
168,671 CoBank ACB (7) 6.200% BBB+ $ 17,288,777
659,236 CoBank ACB (7) 6.250% BBB+ 66,665,240
441,610 Farm Credit Bank of Texas, 144A (7) 6.750% Baa1 44,823,415
563,126 Fifth Third Bancorp 6.625% Baa3 14,432,919
280,000 Huntington Bancshares Inc/OH (7) 5.782% Baa3 6,440,000
285,287 KeyCorp 6.125% Baa3 7,266,260
2,556,667 KeyCorp 6.200% Baa3 63,865,542
328,644 PNC Financial Services Group Inc (3) 6.850% Baa2 8,288,402
745,483 Regions Financial Corp 6.375% Baa3 18,644,530
302,269 Regions Financial Corp (3) 5.700% Baa3 7,003,573
610,175 Synovus Financial Corp 5.875% BB- 14,625,895
342,966 Wells Fargo & Co 4.750% Baa2 6,773,578
327,000 Western Alliance Bancorp 4.250% Ba1 7,154,760
470,441 Wintrust Financial Corp 6.875% BB 12,160,900
Total Banks 295,433,791
Capital Markets - 1.9%
223,890 Goldman Sachs Group Inc (3) 5.500% BB+ 5,480,827
725,688 Morgan Stanley 7.125% BBB- 18,555,842
548,497 Morgan Stanley 6.375% BBB- 13,970,219
552,788 Morgan Stanley 6.875% BBB- 14,040,815
1,379,881 Morgan Stanley 5.850% BBB- 34,152,055
420,900 Morgan Stanley 6.500% BBB- 10,985,490
Total Capital Markets 97,185,248
Consumer Finance - 0.1%
350,835 Synchrony Financial 5.625% BB- 6,999,158
Diversified Financial Services - 1.6%
408,534 AgriBank FCB (7) 6.875% BBB+ 41,466,201
558,300 Equitable Holdings Inc 5.250% BBB- 11,819,211
1,158,054 Voya Financial Inc (3) 5.350% BBB- 27,399,558
Total Diversified Financial Services 80,684,970

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc(3) 4.750% BBB- $ 6,105,911
Food Products - 1.4%
528,896 CHS Inc (3) 6.750% N/R 13,608,494
506,287 CHS Inc 7.875% N/R 14,064,653
1,451,502 CHS Inc 7.100% N/R 37,550,357
12,881 CHS Inc 7.500% N/R 345,211
66,700 Dairy Farmers of America Inc, 144A (7) 7.875% BB+ 6,603,300
Total Food Products 72,172,015
Insurance - 4.4%
853,711 American Equity Investment Life Holding Co 6.625% BB 20,992,753
1,516,728 American Equity Investment Life Holding Co (3) 5.950% BB 35,370,097
603,290 Aspen Insurance Holdings Ltd (3) 5.625% BB+ 12,910,406
1,320,871 Aspen Insurance Holdings Ltd (3) 5.950% BB+ 29,746,015
229,700 Assurant Inc 5.250% Baa3 4,908,689
856,816 Athene Holding Ltd 6.375% BBB 21,985,899
1,074,674 Athene Holding Ltd 6.350% BBB 26,275,779
171,383 Axis Capital Holdings Ltd 5.500% BBB 3,749,860
236,820 Delphi Financial Group Inc (7) 6.095% BBB 5,150,835
717,116 Enstar Group Ltd (3) 7.000% BBB- 17,289,667
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 18,007,616
863,405 Reinsurance Group of America Inc 5.750% BBB+ 21,904,585
86,129 Reinsurance Group of America Inc 6.200% BBB+ 2,155,809
221,929 Selective Insurance Group Inc 4.600% BBB- 4,150,072
Total Insurance 224,598,082
Multi-Utilities - 0.1%
143,700 NiSource Inc 6.500% BBB- 3,635,610
Oil, Gas & Consumable Fuels - 1.4%
258,400 Energy Transfer LP 7.600% BB 6,059,480
832,558 NuStar Energy LP 8.769% B2 19,290,369
1,237,707 NuStar Energy LP 7.646% B2 26,066,109
753,936 NuStar Logistics LP 9.246% B 18,735,310
Total Oil, Gas & Consumable Fuels 70,151,268
Thrifts & Mortgage Finance - 0.8%
400,000 Federal Agricultural Mortgage Corp (3) 6.000% N/R 11,200,240
1,141,927 New York Community Bancorp Inc 6.375% Ba2 27,965,792
Total Thrifts & Mortgage Finance 39,166,032

Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.5%
844,551 Air Lease Corp (3) 6.150% BB+ $ 20,066,532
271,800 WESCO International Inc 10.625% B 7,561,476
Total Trading Companies & Distributors 27,628,008
Total $25 Par (or similar) Retail Preferred (cost $963,339,128) 923,760,093
Total Long-Term Investments (cost $5,369,403,634) 5,053,596,517
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  1.0%
X 53,834,118 MONEY MARKET FUNDS - 1.0%
X 53,834,118
53,834,118 State Street Navigator Securities Lending Government
Money Market Portfolio (8)
2.300%(9) $ 53,834,118
Total Investments Purchased with Collateral from Securities Lending (cost $53,834,118) 53,834,118
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   1.3%
65,121,741 REPURCHASE AGREEMENTS - 1.3%
65,121,741
$ 65,122 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/22, repurchase price
$65,122,555, collateralized by $73,953,400, U.S. Treasury
Notes, 1.375%, due 10/31/28, value $66,424,189
0.450% 9/01/22 $ 65,121,741
Total Short-Term Investments (cost $65,121,741) 65,121,741
Total Investments (cost $5,488,359,493 ) - 100.9% 5,172,552,376
Other Assets Less Liabilities -   (0.9)% (46,229,382)
Net Assets - 100% $ 5,126,322,994
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $51,511,865.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(9) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Strategic Income Fund
Portfolio of Investments August 31, 2022
a
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 95.7%
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 40.3%
X 279,449,230
$ 1,441 Aaset 2021-2 Trust , 144A 2.798% 1/15/47 A1 $ 1,200,037
600 ACRE Commercial Mortgage 2021-FL4 Ltd (1-Month
LIBOR reference rate + 2.600% spread), 144A (3)
4.977% 12/18/37 N/R 579,729
1,500 Adams Outdoor Advertising LP , 144A 7.356% 11/15/48 BB 1,363,067
1,593 Adams Outdoor Advertising LP , 144A 4.810% 11/15/48 A 1,536,699
750 Affirm Asset Securitization Trust 2021-B , 144A 2.540% 8/17/26 N/R 681,747
2,000 AGL CLO 19 Ltd (TSFR3M reference rate + 2.750%
spread), 144A (3)
4.908% 7/21/35 AA 1,970,568
2,500 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A (3)
6.391% 4/15/34 BB- 2,288,568
712 Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1 (1-Month LIBOR reference rate + 0.600% spread) (3)
0.787% 2/25/34 A 671,443
1,000 AMSR 2019-SFR1 Trust , 144A 3.247% 1/19/39 A1 921,560
346 AMSR 2020-SFR1 Trust , 144A 2.619% 4/17/37 A1 325,872
1,482 AMSR 2020-SFR1 Trust , 144A 2.419% 4/17/37 Aa2 1,399,046
1,000 Angel Oak Mortgage Trust 2019-5 , 144A 3.957% 10/25/49 BB+ 923,627
1,900 Angel Oak Mortgage Trust 2020-1 , 144A 3.161% 12/25/59 A- 1,769,560
516 Arroyo Mortgage Trust 2019-3 , 144A 3.416% 10/25/48 AA- 489,511
850 Avis Budget Rental Car Funding AESOP LLC , 144A 2.130% 8/20/27 BBB 744,313
1,750 Avis Budget Rental Car Funding AESOP LLC , 144A 4.080% 2/20/28 Ba2 1,503,848
2,000 BAMLL Commercial Mortgage Securities Trust 2022-DKLX
(TSFR1M reference rate + 3.000% spread), 144A (3)
5.308% 1/15/39 Baa3 1,919,319
1,115 BANK 2017-BNK5 4.331% 6/15/60 A- 1,010,286
700 BANK 2017-BNK8 4.200% 11/15/50 A- 631,708
2,700 BANK 2019-BNK18 4.214% 5/15/62 A- 2,376,359
2,500 BANK 2019-BNK21 , 144A 2.500% 10/17/52 BBB 1,768,252
1,250 BANK 2019-BNK24 2.929% 11/15/62 AAA 1,172,954
115 Bear Stearns Commercial Mortgage Securities Trust
2005-PWR7
5.214% 2/11/41 BB 113,768
1,700 Benchmark 2018-B2 Mortgage Trust 4.381% 2/15/51 A- 1,549,308
1,000 Benchmark 2018-B5 Mortgage Trust 4.208% 7/15/51 AAA 983,596
1,000 Benchmark 2019-B14 Mortgage Trust , 144A 2.500% 12/15/62 BBB 709,740
1,500 Benchmark 2020-B18 Mortgage Trust , 144A 4.139% 7/15/53 B- 1,262,182
1,000 Benchmark 2020-IG2 Mortgage Trust , 144A 2.791% 9/15/48 Aaa 848,058
1,000 Benchmark 2020-IG3 Mortgage Trust , 144A 3.654% 9/15/48 N/R 891,547
298 Bojangles Issuer LLC , 144A 3.832% 10/20/50 N/R 274,554
2,625 Boyce Park Clo Ltd (SOFR reference rate + 3.100% spread),
144A (3)
3.648% 4/21/35 BBB- 2,423,403
1,275 BX Commercial Mortgage Trust 2019-XL (1-Month LIBOR
reference rate + 2.000% spread), 144A (3)
2.110% 10/15/36 N/R 1,234,368
1,634 BX Commercial Mortgage Trust 2021-XL2 (1-Month LIBOR
reference rate + 1.846% spread), 144A (3)
4.237% 10/15/38 N/R 1,552,640
1,095 BXP Trust 2017-CC , 144A 3.552% 8/13/37 BBB- 954,250
1,500 BXP Trust 2021-601L , 144A 2.868% 1/15/44 Baa3 1,063,718
1,250 Cars Net Lease Mortgage Notes Series 2020-1 , 144A 4.690% 12/15/50 BBB 1,164,158
496 Cars Net Lease Mortgage Notes Series 2020-1 , 144A 3.100% 12/15/50 A 449,394
1,150 CARS-DB4 LP , 144A 4.520% 2/15/50 BBB 1,004,935
635 CARS-DB5 LP , 144A 1.920% 8/15/51 A+ 551,616
1,775 Carvana Auto Receivables Trust 2021-N4 2.300% 9/11/28 BBB 1,653,913
705 CD 2016-CD1 Mortgage Trust 3.631% 8/10/49 A- 630,284
1,000 CD 2017-CD3 Mortgage Trust 3.984% 2/10/50 AA- 912,899
750 CF 2020-P1 Mortgage Trust , 144A 3.603% 4/15/52 N/R 752,920
49 CF 2020-P1 Mortgage Trust , 144A 2.840% 4/15/25 N/R 47,251
1,381 CF Hippolyta Issuer LLC , 144A 2.280% 7/15/60 A- 1,247,067
690 CF Hippolyta Issuer LLC , 144A 2.600% 7/15/60 A- 592,934
1 CHL Mortgage Pass-Through Trust 2005-27 5.500% 12/25/35 N/R 675

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate +
2.000% spread), 144A (3)
4.512% 7/15/36 A $ 1,889,312
500 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate +
6.250% spread), 144A (3)
8.762% 7/15/36 Ba3 456,941
2,125 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate +
3.100% spread), 144A (3)
5.612% 7/15/36 BBB- 1,987,818
1,760 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate +
3.050% spread), 144A (3)
5.760% 10/20/34 BBB- 1,639,702
1,305 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate +
2.050% spread), 144A (3)
4.760% 10/20/34 A 1,227,809
385 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate +
6.500% spread), 144A (3)
9.210% 10/20/34 BB- 353,408
2,500 CIFC Funding 2022-IV Ltd (SOFR reference rate + 3.550%
spread), 144A (3)
5.152% 7/16/35 BBB- 2,347,417
1,000 Citigroup Commercial Mortgage Trust 2014-GC23 , 144A 4.631% 7/10/47 BBB- 923,784
2,750 Citigroup Commercial Mortgage Trust 2015-GC29 3.758% 4/10/48 AA- 2,616,970
1,690 Citigroup Commercial Mortgage Trust 2015-GC29 4.279% 4/10/48 A- 1,597,245
850 Citigroup Commercial Mortgage Trust 2021-PRM2
(1-Month LIBOR reference rate + 1.900% spread), 144A (3)
4.292% 10/15/36 BBB- 807,918
1,770 Cologix Data Centers US Issuer LLC , 144A 3.300% 12/26/51 N/R 1,633,017
400 COMM 2013-CCRE10 Mortgage Trust 4.210% 8/10/46 Aaa 398,657
2,000 COMM 2013-CCRE10 Mortgage Trust , 144A 5.031% 8/10/46 Baa3 1,925,724
1,500 COMM 2014-CCRE19 Mortgage Trust , 144A 4.854% 8/10/47 BBB- 1,382,886
1,400 COMM 2014-LC17 Mortgage Trust 4.696% 10/10/47 A 1,344,541
750 COMM 2014-LC17 Mortgage Trust 4.188% 10/10/47 AAA 734,031
2,000 Comm 2014-UBS2 Mortgage Trust 4.947% 3/10/47 Baa1 1,927,342
2,000 COMM 2014-UBS3 Mortgage Trust 4.896% 6/10/47 A3 1,933,675
2,000 COMM 2014-UBS3 Mortgage Trust , 144A 4.926% 6/10/47 N/R 1,852,561
1,840 COMM 2015-CCRE22 Mortgage Trust 4.207% 3/10/48 A- 1,733,423
2,000 COMM 2015-CCRE22 Mortgage Trust , 144A 3.000% 3/10/48 BB- 1,613,904
2,628 COMM 2015-CCRE23 Mortgage Trust 4.428% 5/10/48 N/R 2,273,790
500 COMM 2015-CCRE24 Mortgage Trust 4.487% 8/10/48 A- 469,239
2,240 COMM 2015-CCRE24 Mortgage Trust 3.463% 8/10/48 BBB- 1,918,816
1,000 COMM 2015-CCRE24 Mortgage Trust 4.487% 8/10/48 AA- 959,147
550 COMM 2015-CCRE25 Mortgage Trust 3.928% 8/10/48 BB 452,721
3,000 COMM 2015-CCRE26 Mortgage Trust 4.620% 10/10/48 A- 2,817,169
900 COMM 2015-LC23 Mortgage Trust 4.718% 10/10/48 A- 848,100
1,000 COMM 2019-GC44 Mortgage Trust 3.642% 8/15/57 A- 834,348
1,500 Commercial Mortgage Pass Through Certificates , 144A 3.896% 1/10/39 Baa3 1,329,944
101 Connecticut Avenue Securities Trust 2018-R07 , 144A 4.659% 4/25/31 A 100,830
625 Connecticut Avenue Securities Trust 2021-R03 (SOFR30A
reference rate + 5.500% spread), 144A (3)
7.683% 12/25/41 N/R 559,611
850 Connecticut Avenue Securities Trust 2022-R01 (SOFR30A
reference rate + 6.000% spread), 144A (3)
8.183% 12/25/41 N/R 757,891
4,000 Connecticut Avenue Securities Trust 2022-R03 (SOFR30A
reference rate + 6.250% spread), 144A (3)
6.349% 3/25/42 BB- 4,115,284
4,000 Connecticut Avenue Securities Trust 2022-R03 (SOFR30A
reference rate + 3.500% spread), 144A (3)
5.683% 3/25/42 BBB- 4,054,978
4,000 Connecticut Avenue Securities Trust 2022-R04 (SOFR30A
reference rate + 5.250% spread), 144A (3)
7.433% 3/25/42 BB- 3,979,992
3,000 Connecticut Avenue Securities Trust 2022-R05 (SOFR30A
reference rate + 4.500% spread), 144A (3)
6.014% 4/25/42 Ba2 2,951,211
1,950 Connecticut Avenue Securities Trust 2022-R06 (SOFR30A
reference rate + 6.350% spread), 144A (3)
8.533% 5/25/42 BB- 2,016,186
2,190 Connecticut Avenue Securities Trust 2022-R08 (SOFR30A
reference rate + 5.600% spread), 144A (3)
7.114% 7/25/42 BB- 2,213,275
3,000 Crescendo Royalty Funding LP , 144A 3.567% 12/20/51 N/R 2,688,739
1,000 CSMC 2021-NQM1 , 144A 2.130% 5/25/65 BBB 829,372
1,191 DB Master Finance LLC , 144A 2.493% 11/20/51 BBB 1,016,784
1,191 DB Master Finance LLC , 144A 2.045% 11/20/51 BBB 1,035,691
641 DB Master Finance LLC , 144A 4.021% 5/20/49 BBB 611,014
246 Diamond Resorts Owner Trust 2021-1 , 144A 2.700% 11/21/33 BBB 228,702

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 246 Diamond Resorts Owner Trust 2021-1 , 144A 3.830% 11/21/33 BB $ 230,955
30,450 DOLP Trust 2021-NYC , 144A , (I/O) 0.665% 5/10/41 A- 1,290,967
988 Domino's Pizza Master Issuer LLC , 144A 2.662% 4/25/51 BBB+ 847,451
1,478 DRIVEN BRANDS FUNDING LLC , 144A 3.237% 1/20/51 BBB- 1,270,589
1,622 DRIVEN BRANDS FUNDING LLC , 144A 3.786% 7/20/50 BBB- 1,462,908
2,000 EWC Master Issuer LLC , 144A 5.500% 3/15/52 N/R 1,860,766
1,590 Extended Stay America Trust (1-Month LIBOR reference
rate + 1.080% spread), 144A (3)
1.164% 7/15/38 Aaa 1,558,026
930 Fannie Mae Connecticut Avenue Securities (SOFR30A
reference rate + 3.300% spread), 144A (3)
5.483% 11/25/41 B+ 878,451
201 Fannie Mae REMICS (1-Month LIBOR reference rate +
5.950% spread) , (I/O)(3)
3.506% 9/25/43 N/R 24,752
89 Flagstar Mortgage Trust 2017-2 , 144A 4.044% 10/25/47 Aa3 84,552
1,362 Flagstar Mortgage Trust 2021-10INV , 144A 3.000% 10/25/51 Aa1 1,163,831
2,735 Flagstar Mortgage Trust 2021-4 , 144A 2.500% 6/01/51 AAA 2,264,900
2,000 Flexential Issuer 2021-1 , 144A 3.250% 11/27/51 N/R 1,825,265
20 FNMA POOL 256890 FN 09/37 FIXED 6 6.000% 9/01/37 N/R 21,206
23 FNMA POOL 745101 FN 04/32 FIXED VAR 6.000% 4/01/32 N/R 23,922
72 FNMA POOL 745324 FN 03/34 FIXED VAR 6.000% 3/01/34 N/R 73,961
1 FNMA POOL 905597 FN 12/36 FLOATING VAR (12-Month
LIBOR reference rate + 1.875% spread) (3)
2.125% 12/01/36 N/R 749
14 FNMA POOL 946228 FN 09/37 FLOATING VAR (12-Month
LIBOR reference rate + 1.532% spread) (3)
1.782% 9/01/37 N/R 14,284
0(4) FNMA POOL AL1187 FN 07/24 FIXED VAR 5.500% 7/01/24 N/R 18
23 FNMA POOL FM1108 FN 11/44 FIXED VAR 5.000% 11/01/44 N/R 24,027
159 FNMA POOL FM1136 FN 03/39 FIXED VAR 5.500% 3/01/39 N/R 168,145
28 FNMA POOL FM1137 FN 09/39 FIXED VAR 6.000% 9/01/39 N/R 29,938
119 FNMA POOL FM1138 FN 08/37 FIXED VAR 6.500% 8/01/37 N/R 124,512
11,592 Freddie Mac Multifamily ML Certificates , (I/O) 1.300% 7/25/41 N/R 1,265,739
500 Freddie Mac STACR REMIC Trust 2021-DNA3 (SOFR30A
reference rate + 2.100% spread), 144A (3)
4.283% 10/25/33 BBB- 484,930
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 7.500% spread), 144A (3)
9.683% 10/25/41 N/R 1,889,912
2,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 3.400% spread), 144A (3)
5.583% 1/25/42 B+ 1,819,307
2,500 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 2.500% spread), 144A (3)
4.683% 1/25/42 BB 2,280,720
1,730 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 3.750% spread), 144A (3)
5.933% 2/25/42 BB 1,661,180
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 5.650% spread), 144A (3)
7.833% 4/25/42 B+ 3,899,930
4,000 Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A
reference rate + 6.250% spread), 144A (3)
8.433% 5/25/42 B 3,975,191
2,000 Freddie Mac STACR REMIC Trust 2022-DNA5 (SOFR30A
reference rate + 7.500% spread), 144A (3)
9.683% 6/25/42 B 2,112,587
2,900 Freddie Mac STACR REMIC Trust 2022-HQA1 (SOFR30A
reference rate + 7.000% spread), 144A (3)
9.183% 3/25/42 B- 2,929,003
1,110 Freddie Mac STACR REMIC Trust 2022-HQA1 (SOFR30A
reference rate + 3.500% spread), 144A (3)
5.683% 3/25/42 BBB- 1,100,198
150 Freddie Mac Strips (1-Month LIBOR reference rate +
5.920% spread) , (I/O)(3)
3.529% 3/15/44 N/R 16,564
1,000 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 6.000% spread), 144A (3)
7.524% 7/25/42 Ba2 1,020,005
900 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 4.000% spread), 144A (3)
6.183% 11/25/50 Ba1 900,000
4,000 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 4.000% spread), 144A (3)
6.183% 7/25/42 Baa3 4,050,142
1,175 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 3.650% spread), 144A (3)
3.700% 11/25/41 B+ 1,113,959
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A (3)
8.466% 10/29/29 BB- 455,013

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 GS Mortgage Securities Corp II (1-Month LIBOR reference rate + 3.350% spread), 144A (3)
5.741% 11/15/36 N/R $ 1,908,635
1,200 GS Mortgage Securities Corp Trust 2017-SLP , 144A 4.744% 10/10/32 B 1,176,000
1,081 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.450% spread), 144A (3)
3.449% 7/15/31 A 1,047,821
1,500 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.850% spread), 144A (3)
4.241% 7/15/31 BB 1,435,343
1,000 GS Mortgage Securities Trust 2016-GS3 4.115% 10/10/49 A- 907,697
1,200 GS Mortgage Securities Trust 2016-GS4 4.080% 11/10/49 A- 1,061,858
1,425 GS Mortgage Securities Trust 2019-GC38 4.158% 2/10/52 AAA 1,349,776
1,000 GS Mortgage Securities Trust 2020-GSA2 2.012% 12/12/53 AAA 823,482
8 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A
4.000% 11/25/49 Aaa 7,863
168 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A
4.000% 11/25/49 Aa1 163,451
176 GS Mortgage-Backed Securities Corp Trust 2021-PJ5 ,
144A
2.500% 10/25/51 Aa1 145,776
2,660 GS Mortgage-Backed Securities Trust 2021-PJ6 , 144A 2.500% 11/25/51 Aa1 2,223,022
1,783 GS Mortgage-Backed Securities Trust 2021-PJ7 , 144A 2.500% 1/25/52 AA+ 1,477,085
363 GS Mortgage-Backed Securities Trust 2021-PJ8 , 144A 2.500% 1/25/52 Aaa 301,236
2,955 Hardee's Funding LLC , 144A 3.981% 12/20/50 BBB 2,632,728
750 Hertz Vehicle Financing LLC , 144A 2.050% 12/26/25 Baa2 687,084
1,000 HI-FI Music IP Issuer LP , 144A 3.939% 2/01/62 N/R 915,964
575 Hilton Grand Vacations Trust 2019-A , 144A 2.840% 7/25/33 A- 541,729
2,076 Horizon Aircraft Finance II Ltd , 144A 3.721% 7/15/39 BBB 1,807,820
899 Horizon Aircraft Finance III Ltd , 144A 3.425% 11/15/39 A 773,373
1,000 Hotwire Funding LLC , 144A 2.658% 11/20/51 BBB 850,684
1,025 Hpefs Equipment Trust 2022-2 , 144A 4.940% 3/20/30 Aa3 1,001,641
500 Hudson Yards 2019-30HY Mortgage Trust , 144A 3.558% 7/10/39 BBB- 423,620
1,000 Hudson Yards 2019-55HY Mortgage Trust , 144A 3.041% 12/10/41 N/R 753,293
562 Impac Secured Assets CMN Owner Trust 8.000% 10/25/30 N/R 493,118
426 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 2.051% 10/25/55 AA- 403,769
2,000 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 3.531% 10/25/55 BBB+ 1,839,109
425 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 1.617% 6/25/56 A 378,237
450 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 2.383% 6/25/56 BBB 359,172
1,250 Industrial DPR Funding Ltd , 144A 5.380% 4/15/34 BBB 1,148,438
2,500 J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP (TSFR1M reference rate + 2.608% spread), 144A
(3)
3.886% 4/15/37 N/R 2,318,760
199 JP Morgan Alternative Loan Trust 2007-S1 (1-Month LIBOR
reference rate + 0.560% spread) (3)
3.004% 4/25/47 BBB- 189,248
335 JP Morgan Chase Commercial Mortgage Securities Trust
2013-C16
4.166% 12/15/46 Aaa 331,633
397 JP Morgan Mortgage Trust 2018-3 , 144A 3.500% 9/25/48 Aaa 360,076
128 JP Morgan Mortgage Trust 2018-4 , 144A 3.500% 10/25/48 Aaa 116,504
527 JP MORGAN MORTGAGE TRUST 2018-5 , 144A 3.500% 10/25/48 Aaa 479,656
893 JP Morgan Mortgage Trust 2018-6 , 144A 3.889% 12/25/48 Baa3 788,901
102 JP Morgan Mortgage Trust 2019-1 , 144A 4.000% 5/25/49 AAA 99,217
45 JP Morgan Mortgage Trust 2019-INV1 (1-Month LIBOR
reference rate + 0.950% spread), 144A (3)
3.394% 10/25/49 Aaa 44,760
237 JP Morgan Mortgage Trust 2020-1 , 144A 3.844% 6/25/50 Aa1 209,120
443 JP Morgan Mortgage Trust 2021-11 , 144A 2.500% 1/25/52 Aa1 367,589
304 JP Morgan Mortgage Trust 2021-6 , 144A 2.500% 10/25/51 Aaa 252,230
303 JP Morgan Mortgage Trust 2021-7 , 144A 2.500% 11/25/51 Aaa 251,281
200 JP Morgan Mortgage Trust 2021-8 , 144A 2.500% 12/25/51 AAA 165,640
1,692 JPMBB Commercial Mortgage Securities Trust 2014-C22 4.702% 9/15/47 BBB 1,538,834
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31 4.766% 8/15/48 N/R 2,341,021
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1 ,
144A
4.390% 3/17/49 BBB 1,242,650
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP5 3.723% 3/15/50 Aaa 1,452,393
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7 3.782% 9/15/50 A- 1,181,020

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7 ,
144A
4.532% 9/15/50 BBB $ 1,171,335
190 Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust , 144A
3.985% 2/15/36 AAA 179,121
1,693 Lunar 2021-1 Structured Aircraft Portfolio Notes , 144A 5.682% 10/15/46 Ba3 1,466,469
280 LUNAR AIRCRAFT 2020-1 LTD , 144A 4.335% 2/15/45 BB 219,451
1,500 Madison Park Funding LIX Ltd (3-Month LIBOR reference
rate + 2.100% spread), 144A (3)
6.294% 1/18/34 A+ 1,424,507
1,500 Madison Park Funding XXXVI Ltd (TSFR3M reference rate
+ 3.500% spread), 144A (3)
5.981% 4/15/35 BBB+ 1,413,308
1,500 Magnetite XXIII Ltd (3-Month LIBOR reference rate +
2.050% spread), 144A (3)
1.000% 1/25/35 A 1,420,106
157 MAPS 2018-1 Ltd , 144A 4.212% 5/15/43 BBB+ 142,579
501 MAPS 2021-1 Trust , 144A 2.521% 6/15/46 A1 425,100
300 Mercury Financial Credit Card Master Trust , 144A 1.540% 3/20/26 N/R 284,183
34,356 MFT Trust 2020-ABC , 144A , (I/O) 0.235% 2/10/42 N/R 328,725
1,138 Morgan Stanley Capital I Trust 2011-C1 , 144A 4.193% 9/15/47 A 1,197,591
750 Morgan Stanley Capital I Trust 2018-H3 4.177% 7/15/51 AAA 733,691
283 Morgan Stanley Residential Mortgage Loan Trust 2021-5 ,
144A
2.500% 8/25/51 AAA 234,698
2,000 MRCD 2019-MARK Mortgage Trust , 144A 2.718% 12/15/36 N/R 1,783,134
500 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 BBB- 412,051
1,500 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 A- 1,293,768
1,000 MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M
reference rate + 2.943% spread), 144A (3)
2.993% 3/15/39 Baa3 955,344
751 MVW 2019-2 LLC , 144A 2.680% 10/20/38 BBB+ 690,157
329 MVW 2021-1W LLC , 144A 1.940% 1/22/41 BBB 297,314
574 MVW Owner Trust 2019-1 , 144A 3.330% 11/20/36 BBB+ 542,518
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 3.500% spread), 144A (3)
5.891% 7/15/36 N/R 1,439,697
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 4.250% spread), 144A (3)
6.641% 7/15/36 N/R 1,425,175
1,100 Navistar Financial Dealer Note Master Owner Trust II
(SOFR30A reference rate + 1.800% spread), 144A (3)
4.083% 5/25/27 Aa1 1,103,185
660 Neuberger Berman Loan Advisers Clo 40 Ltd (3-Month
LIBOR reference rate + 5.850% spread), 144A (3)
8.590% 4/16/33 BB- 601,104
1,000 Neuberger Berman Loan Advisers Clo 40 Ltd (3-Month
LIBOR reference rate + 2.750% spread), 144A (3)
5.490% 4/16/33 BBB- 921,679
1,625 Neuberger Berman Loan Advisers CLO 48 Ltd (TSFR3M
reference rate + 3.200% spread), 144A (3)
5.741% 4/25/36 BBB- 1,530,007
112 New Residential Mortgage Loan Trust 2015-2 , 144A 5.408% 8/25/55 Baa1 109,122
1,000 NLT 2021-INV2 Trust , 144A 2.569% 8/25/56 BBB 772,898
1,000 Oak Street Investment Grade Net Lease Fund Series 2021-
1 , 144A
4.230% 1/20/51 BBB+ 917,886
49 OBX 2018-1 Trust (1-Month LIBOR reference rate + 0.650%
spread), 144A (3)
3.094% 6/25/57 AAA 47,432
897 OBX 2021-J2 Trust , 144A 2.500% 7/25/51 Aa1 742,253
2,175 OHA Credit Funding 4 Ltd (3-Month LIBOR reference rate
+ 3.200% spread), 144A (3)
4.336% 10/22/36 BBB- 2,047,895
1,150 One Bryant Park Trust 2019-OBP , 144A 2.516% 9/15/54 Aaa 985,110
1,488 OPG Trust 2021-PORT (1-Month LIBOR reference rate +
1.529% spread), 144A (3)
3.920% 10/15/36 N/R 1,379,068
500 Oportun Funding XIV LLC , 144A 3.440% 3/08/28 N/R 461,135
500 Oportun Funding XIV LLC , 144A 5.400% 3/08/28 N/R 461,223
617 Oportun Issuance Trust 2021-C , 144A 3.610% 10/08/31 N/R 550,211
350 Oportun Issuance Trust 2021-C , 144A 5.570% 10/08/31 N/R 311,840
1,000 Palmer Square CLO 2021-3 Ltd (3-Month LIBOR reference
rate + 2.950% spread), 144A (3)
5.462% 1/15/35 Baa3 928,383
2,500 Palmer Square CLO 2022-1 Ltd (TSFR3M reference rate +
3.050% spread), 144A (3)
3.516% 4/20/35 Baa3 2,309,648
250 Purchasing Power Funding 2021-A LLC , 144A 4.370% 10/15/25 N/R 243,414
2,469 Purewest Funding LLC , 144A 4.091% 12/22/36 BBB+ 2,373,249

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
279449230 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 16 Sequoia Mortgage Trust 2018-7 , 144A 4.000% 9/25/48 Aaa $ 15,934
8 Sequoia Mortgage Trust 2019-2 , 144A 4.000% 6/25/49 Aaa 7,853
308 Sequoia Mortgage Trust 2020-3 , 144A 3.000% 4/25/50 AAA 263,998
1,455 Sesac Finance LLC , 144A 5.216% 7/25/49 N/R 1,372,168
1,899 Settlement Fee Finance 2019-1 LLC , 144A (5) 3.840% 11/01/49 N/R 1,822,171
280 Sierra Timeshare 2019-2 Receivables Funding LLC , 144A 4.540% 5/20/36 BB 271,663
265 Sierra Timeshare 2019-3 Receivables Funding LLC , 144A 4.180% 8/20/36 BB 251,735
228 Sierra Timeshare 2021-1 Receivables Funding LLC , 144A 1.790% 11/20/37 BBB 210,113
273 S-Jets 2017-1 Ltd , 144A 3.967% 8/15/42 BBB- 228,655
1,155 SLG Office Trust 2021-OVA , 144A 2.851% 7/15/41 N/R 881,538
40,180 SLG Office Trust 2021-OVA , 144A , (I/O) 0.258% 7/15/41 AA- 688,372
1,929 SMR 2022-IND Mortgage Trust (TSFR1M reference rate +
3.950% spread), 144A (3)
6.257% 2/15/39 Baa3 1,833,572
1,891 Sonic Capital LLC , 144A 3.845% 1/20/50 BBB 1,735,097
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1 , 144A 3.827% 1/28/50 BBB 1,388,581
1,096 START Ireland , 144A 5.095% 3/15/44 BB 838,558
1,737 Taco Bell Funding LLC , 144A 1.946% 8/25/51 BBB 1,508,830
2,610 Taco Bell Funding LLC , 144A 2.294% 8/25/51 BBB 2,143,273
1,500 TCW CLO 2021-2 Ltd (3-Month LIBOR reference rate +
6.860% spread), 144A (3)
6.985% 7/25/34 BB- 1,376,475
305 Tricon American Homes 2019-SFR1 Trust , 144A 3.198% 3/17/38 A1 285,878
700 Tricon American Homes 2020-SFR1 , 144A 2.548% 7/17/38 A3 629,358
1,141 UBS-Barclays Commercial Mortgage Trust 2013-C5 , 144A 3.649% 3/10/46 AA- 1,112,928
3,000 VB-S1 Issuer LLC - VBTEL , 144A 4.288% 2/15/52 BBB- 2,693,899
600 Verus Securitization Trust 2019-4 , 144A 3.207% 11/25/59 A- 565,958
961 Verus Securitization Trust 2020-1 , 144A 2.724% 1/25/60 AA- 934,642
297 Verus Securitization Trust 2020-4 , 144A 2.321% 5/25/65 AA 286,776
2,000 Verus Securitization Trust 2021-8 , 144A 3.288% 11/25/66 BBB 1,618,777
1,281 Vivint Solar Financing V LLC , 144A 7.370% 4/30/48 N/R 1,226,813
700 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 586,397
1,117 VR Funding LLC , 144A 2.790% 11/15/50 N/R 1,003,490
200 VR Funding LLC , 144A 6.420% 11/15/50 N/R 187,194
53 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust
5.839% 8/25/38 A 51,505
401 Wells Fargo Mortgage Backed Securities 2021-1 Trust ,
144A
2.500% 12/25/50 AAA 333,430
984 Wells Fargo Mortgage Backed Securities 2021-INV1 Trust
, 144A
3.318% 8/25/51 A 791,603
861 Wendy's Funding LLC , 144A 2.370% 6/15/51 BBB 720,586
350 WFRBS Commercial Mortgage Trust 2013-C14 3.337% 6/15/46 Aaa 346,478
544 ZAXBY'S FUNDING LLC , 144A 3.238% 7/30/51 N/R 462,086
$ 416,830 Total Asset-Backed and Mortgage-Backed Securities (cost $302,353,848) 279,449,230
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 212,824,353 CORPORATE BONDS - 30.7%
X 212,824,353
Aerospace & Defense - 0.2%
$ 645 Boeing Co 5.705% 5/01/40 Baa2 $ 615,201
595 Boeing Co 2.196% 2/04/26 Baa2 544,471
185 Boeing Co 3.250% 2/01/35 Baa2 142,328
90 Raytheon Technologies Corp 4.500% 6/01/42 A- 85,250
375 Raytheon Technologies Corp 1.900% 9/01/31 A- 302,622
1,890 Total Aerospace & Defense 1,689,872
Airlines - 0.8%
714 American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 A- 643,379
1,350 American Airlines 2021-1 Class A Pass Through Trust 2.875% 7/11/34 A 1,129,222
410 British Airways 2020-1 Class A Pass Through Trust, 144A 4.250% 11/15/32 A 382,524
365 British Airways 2020-1 Class B Pass Through Trust, 144A 8.375% 11/15/28 BBB 379,023

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Airlines (continued)
$ 1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B $ 912,118
1,924 United Airlines 2020-1 Class A Pass Through Trust 5.875% 10/15/27 A 1,924,944
5,763 Total Airlines 5,371,210
Auto Components - 0.3%
600 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 555,264
1,500 Goodyear Tire & Rubber Co (6) 5.000% 7/15/29 BB- 1,344,675
2,100 Total Auto Components 1,899,939
Automobiles - 0.6%
1,040 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 949,447
1,345 General Motors Financial Co Inc 3.600% 6/21/30 BBB 1,163,881
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 BBB+ 1,400,579
650 Kia Corp, 144A 2.750% 2/14/27 BBB+ 596,489
4,535 Total Automobiles 4,110,396
Banks - 3.4%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 B2 984,000
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 Baa1 337,462
1,450 Akbank TAS, 144A (6) 6.800% 2/06/26 B3 1,306,021
1,000 Banco de Credito e Inversiones SA, 144A 2.875% 10/14/31 A2 832,500
1,050 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 912,927
1,235 Banco Santander SA 3.800% 2/23/28 A- 1,127,904
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 Baa3 418,833
330 Bank of America Corp 3.248% 10/21/27 AA- 311,371
1,825 Bank of America Corp 1.898% 7/23/31 AA- 1,437,384
860 Bank of America Corp 1.922% 10/24/31 AA- 680,350
850 Banque Ouest Africaine de Developpement, 144A 5.000% 7/27/27 Baa1 798,405
1,035 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 Baa1 885,028
1,160 BNP Paribas SA, 144A 4.375% 5/12/26 A- 1,138,144
550 Caelus Re VI Ltd (3-Month U.S. Treasury Bill reference rate +
5.380% spread), 144A (3)
8.260% 6/07/23 N/R 539,770
25 Citigroup Inc 4.300% 11/20/26 BBB+ 24,648
495 Citigroup Inc 2.572% 6/03/31 A 413,583
570 Citigroup Inc 4.910% 5/24/33 A 557,587
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 Baa2 1,302,463
1,375 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 1,103,437
590 HSBC Holdings PLC 2.099% 6/04/26 A+ 543,703
1,500 ING Groep NV 3.950% 3/29/27 A+ 1,442,113
1,225 JPMorgan Chase & Co 2.956% 5/13/31 A 1,049,944
275 JPMorgan Chase & Co 1.470% 9/22/27 AA- 240,824
600 JPMorgan Chase & Co 1.953% 2/04/32 AA- 475,651
1,000 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 847,668
1,525 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 1,258,049
2,900 Wells Fargo & Co 3.900% 3/15/71 Baa2 2,555,625
27,175 Total Banks 23,525,394
Beverages - 1.1%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 BBB- 876,208
560 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 531,640
750 Becle SAB de CV, 144A 2.500% 10/14/31 BBB+ 615,750
730 Central American Bottling Corp / CBC Bottling Holdco SL /
Beliv Holdco SL, 144A
5.250% 4/27/29 BB+ 677,075
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 A- 1,044,000
1,000 Coca-Cola Icecek AS, 144A 4.500% 1/20/29 BBB- 842,098
565 Constellation Brands Inc 2.875% 5/01/30 BBB 492,238
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 961,645

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Beverages (continued)
$ 1,775 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ $ 1,455,855
8,905 Total Beverages 7,496,509
Biotechnology - 0.1%
400 AbbVie Inc 3.200% 11/21/29 BBB+ 365,346
200 Gilead Sciences Inc 2.600% 10/01/40 A3 145,294
600 Total Biotechnology 510,640
Building Products - 0.1%
1,125 Cemex SAB de CV, 144A 5.125% 9/08/70 BB- 933,187
Capital Markets - 1.3%
90 AG TTMT Escrow Issuer LLC, 144A 0.000% 9/30/27 B2 90,036
1,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 Ba2 915,900
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 851,250
3,000 Credit Suisse Group AG, 144A 2.997% 12/14/23 BBB 2,979,108
100 Credit Suisse Group AG, 144A 3.091% 5/14/32 BBB 75,580
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 BBB- 1,540,219
1,325 Goldman Sachs Group Inc 1.992% 1/27/32 A2 1,047,746
1,055 Morgan Stanley 3.950% 4/23/27 BBB+ 1,022,410
150 Morgan Stanley 1.928% 4/28/32 A1 118,808
665 NFP Corp, 144A 7.500% 10/01/30 B1 655,058
10,135 Total Capital Markets 9,296,115
Chemicals - 0.9%
240 Air Products and Chemicals Inc 1.500% 10/15/25 A 223,707
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 BBB- 1,549,125
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 813,799
1,025 OCP SA, 144A 3.750% 6/23/31 BB+ 841,490
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB 1,184,603
1,225 Sasol Financing USA LLC 4.375% 9/18/26 BB 1,138,613
790 Tronox Inc, 144A 4.625% 3/15/29 BB- 657,122
7,255 Total Chemicals 6,408,459
Commercial Services & Supplies - 0.4%
1,670 ADT Security Corp/The, 144A 4.875% 7/15/32 BB- 1,397,032
1,000 Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 842,626
375 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 330,162
3,045 Total Commercial Services & Supplies 2,569,820
Communications Equipment - 0.6%
1,000 Network i2i Ltd, 144A (6) 3.975% 6/03/71 BB 856,959
1,275 T-Mobile USA Inc 2.250% 11/15/31 BBB- 1,022,868
2,585 Vodafone Group PLC 4.125% 6/04/81 BB+ 2,027,932
4,860 Total Communications Equipment 3,907,759
Construction Materials - 0.5%
1,000 Cemex SAB de CV, 144A 3.875% 7/11/31 BB+ 842,065
750 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 710,625
1,200 GCC SAB de CV, 144A 3.614% 4/20/32 BBB- 1,027,200
1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 Baa3 1,040,410
4,200 Total Construction Materials 3,620,300

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Consumer Finance - 0.2%
$ 1,095 OneMain Finance Corp 3.500% 1/15/27 BB $ 903,117
425 OneMain Finance Corp 5.375% 11/15/29 BB 351,989
1,520 Total Consumer Finance 1,255,106
Containers & Packaging - 0.3%
1,125 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 922,930
1,000 LABL Inc, 144A 5.875% 11/01/28 B2 870,000
2,125 Total Containers & Packaging 1,792,930
Diversified Consumer Services - 0.1%
570 Matterhorn Re Ltd, 144A 0.000% 12/07/22 N/R 534,603
Diversified Financial Services - 0.7%
500 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (3)
5.100% 6/07/25 N/R 499,150
1,450 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 1,290,474
289 GE Capital International Funding Co Unlimited Co 4.418% 11/15/35 BBB+ 273,260
500 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (3)
9.500% 4/22/25 N/R 494,150
1,000 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 866,180
250 Matterhorn Re Ltd (SOFR reference rate + 5.315% spread),
144A (3)
5.889% 3/24/25 N/R 240,000
1 Putnam RE PTE Ltd (1-Month U.S. Treasury Bill reference
rate + 5.500% spread), 144A (3),(5),(7)
8.357% 6/07/24 N/R 0
1,000 Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate +
3.090% spread), 144A (3)
3.250% 4/07/25 N/R 972,500
500 Sierra Ltd (3-Month U.S. Treasury Bill reference rate +
3.250% spread), 144A (3)
6.135% 12/28/22 N/R 495,650
5,490 Total Diversified Financial Services 5,131,364
Diversified Telecommunication Services - 0.3%
775 Altice France SA/France, 144A 5.125% 7/15/29 B 588,736
215 AT&T Inc 4.350% 3/01/29 BBB+ 209,747
130 AT&T Inc 3.500% 6/01/41 BBB+ 102,470
257 AT&T Inc 3.800% 12/01/57 BBB+ 194,541
770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 703,611
500 Verizon Communications Inc 2.875% 11/20/50 A- 344,314
200 Verizon Communications Inc 1.750% 1/20/31 A- 158,592
2,847 Total Diversified Telecommunication Services 2,302,011
Electric Utilities - 1.4%
125 AEP Texas Inc 2.100% 7/01/30 A- 103,229
1,035 AES Andres BV, 144A 5.700% 5/04/28 BB- 892,664
350 DTE Electric Co 2.250% 3/01/30 Aa3 304,027
370 Duke Energy Carolinas LLC 4.250% 12/15/41 Aa3 339,450
2,000 Edison International 5.375% 9/15/70 BB+ 1,790,000
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 Baa3 640,017
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 898,453
875 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 A- 757,015
250 NPC Ukrenergo, 144A 6.875% 11/09/28 Caa3 46,250
2,000 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 1,611,691
590 PacifiCorp 2.900% 6/15/52 A+ 425,609
500 PECO Energy Co 4.150% 10/01/44 Aa3 452,695
290 Public Service Co of Colorado 2.700% 1/15/51 A1 205,554
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A (6)
4.500% 7/14/28 Ba3 1,197,519
11,635 Total Electric Utilities 9,664,173

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electronic Equipment, Instruments & Components - 0.1%
$ 1,150 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ $ 976,309
Energy Equipment & Services - 0.7%
550 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 500,500
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,031,250
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 A1 1,748,740
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 Aa2 1,430,125
5,350 Total Energy Equipment & Services 4,710,615
Entertainment - 0.1%
315 Magallanes Inc, 144A 5.050% 3/15/42 BBB- 257,516
145 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 143,917
460 Total Entertainment 401,433
Equity Real Estate Investment Trusts - 0.9%
550 Brixmor Operating Partnership LP 2.250% 4/01/28 BBB 464,618
245 Brixmor Operating Partnership LP 2.500% 8/16/31 BBB 189,600
965 Essential Properties LP 2.950% 7/15/31 BBB 741,289
1,511 Kite Realty Group Trust 4.750% 9/15/30 BBB 1,371,943
560 Regency Centers LP 2.950% 9/15/29 BBB+ 488,896
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 A2 1,917,586
270 SBA Tower Trust, 144A 1.884% 1/15/26 A2 243,109
240 SBA Tower Trust, 144A 2.836% 1/15/25 A2 229,313
500 SBA Tower Trust, 144A 1.631% 11/15/26 A2 439,892
7,041 Total Equity Real Estate Investment Trusts 6,086,246
Food & Staples Retailing - 0.2%
585 Sysco Corp 3.300% 7/15/26 Baa1 566,128
555 Walmart Inc 1.800% 9/22/31 AA 466,639
1,140 Total Food & Staples Retailing 1,032,767
Food Products - 0.5%
1,600 Amaggi Luxembourg International Sarl, 144A 5.250% 1/28/28 BB 1,482,000
1,750 BRF SA, 144A 4.875% 1/24/30 Ba2 1,483,475
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 B 759,509
4,425 Total Food Products 3,724,984
Gas Utilities - 0.3%
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 913,500
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 916,875
2,175 Total Gas Utilities 1,830,375
Health Care Providers & Services - 0.3%
375 HCA Inc 3.500% 7/15/51 BBB- 257,415
1,840 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 1,610,000
525 UnitedHealth Group Inc 2.000% 5/15/30 A+ 447,204
2,740 Total Health Care Providers & Services 2,314,619
Hotels, Restaurants & Leisure - 0.8%
500 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 482,500
990 Cinemark USA Inc, 144A (6) 5.250% 7/15/28 B 801,969
1,500 Genm Capital Labuan Ltd, 144A 3.882% 4/19/31 BBB 1,172,679
600 Life Time Inc, 144A 5.750% 1/15/26 B 540,360
965 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 813,587
325 Melco Resorts Finance Ltd, 144A 5.750% 7/21/28 BB- 219,537
1,135 Sands China Ltd 3.750% 8/08/31 Baa2 828,766

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 1,250 Wynn Macau Ltd, 144A 5.625% 8/26/28 B+ $ 875,000
7,265 Total Hotels, Restaurants & Leisure 5,734,398
Independent Power And Renewable Electricity Producers - 0.1%
875 Israel Electric Corp Ltd, Reg S, 144A 3.750% 2/22/32 BBB+ 809,167
Independent Power Producers & Energy Traders - 0.7%
1,197 Alfa Desarrollo SpA, 144A 4.550% 9/27/51 BBB- 861,671
1,050 Colbun SA, 144A 3.150% 1/19/32 BBB+ 876,750
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 1,047,728
1,490 Sweihan PV Power Co PJSC, 144A 3.625% 1/31/49 BBB+ 1,261,560
645 UEP Penonome II SA, 144A 6.500% 10/01/38 BB 570,881
5,882 Total Independent Power Producers & Energy Traders 4,618,590
Industrial Conglomerates - 0.0%
225 Roper Technologies Inc 1.750% 2/15/31 BBB+ 176,336
Insurance - 0.8%
950 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 A- 798,873
720 Berkshire Hathaway Finance Corp 2.875% 3/15/32 AA 640,779
500 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
4.750% spread), 144A (3)
7.607% 12/23/24 N/R 479,050
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
5.750% spread), 144A (3)
8.630% 3/16/25 N/R 244,400
470 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 387,555
500 First Coast Re III Pte Ltd (3-Month U.S. Treasury Bill
reference rate + 6.180% spread), 144A (3)
9.037% 4/07/25 N/R 471,800
355 Hartford Financial Services Group Inc 2.900% 9/15/51 BBB+ 243,358
250 Kendall Re Ltd (3-Month U.S. Treasury Bill reference rate +
4.000% spread), 144A (3)
4.040% 5/02/24 N/R 238,475
1,395 Prudential Financial Inc 3.700% 10/01/50 BBB+ 1,210,163
550 Residential Reinsurance 2020 Ltd (3-Month U.S. Treasury
Bill reference rate + 6.180% spread), 144A (3)
6.510% 12/06/24 N/R 545,160
500 Vitality Re XII Ltd (3-Month U.S. Treasury Bill reference rate
+ 2.250% spread), 144A (3)
5.107% 1/07/25 BBB+ 488,000
6,440 Total Insurance 5,747,613
Interactive Media & Services - 0.3%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 885,500
535 Baidu Inc 1.625% 2/23/27 A 470,033
725 Prosus NV, 144A 3.680% 1/21/30 BBB 583,232
2,360 Total Interactive Media & Services 1,938,765
Internet & Direct Marketing Retail - 0.3%
2,000 Prosus NV, 144A 3.257% 1/19/27 BBB 1,730,680
200 Prosus NV, 144A 4.850% 7/06/27 BBB 184,500
2,200 Total Internet & Direct Marketing Retail 1,915,180
IT Services - 0.8%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,862,299
750 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 639,375
2,140 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,931,993
1,500 Virtusa Corp, 144A 7.125% 12/15/28 CCC+ 1,185,000
6,465 Total IT Services 5,618,667

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Machinery - 0.1%
$ 800 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- $ 771,176
Marine - 0.2%
1,740 Misc Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 1,635,536
Media - 1.4%
2,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 1,942,500
1,010 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 BBB- 684,328
470 Comcast Corp 2.650% 2/01/30 A- 415,546
415 Comcast Corp 2.800% 1/15/51 A- 287,000
420 Comcast Corp 3.969% 11/01/47 A- 360,721
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 BB 1,215,000
400 Discovery Communications LLC 4.875% 4/01/43 BBB- 319,176
1,500 Grupo Televisa SAB (6) 5.250% 5/24/49 BBB+ 1,460,535
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 795,500
1,500 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,306,912
625 TEGNA Inc 4.625% 3/15/28 BB 598,825
10,765 Total Media 9,386,043
Metals & Mining - 0.9%
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 Baa3 613,826
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 Baa3 1,422,385
750 Antofagasta PLC, 144A (6) 5.625% 5/13/32 BBB+ 742,500
800 First Quantum Minerals Ltd, 144A 6.500% 3/01/24 B+ 792,000
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 Baa3 1,035,730
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 1,659,700
7,045 Total Metals & Mining 6,266,141
Multiline Retail - 0.2%
1,450 JSM Global Sarl, 144A 4.750% 10/20/30 Ba1 1,156,375
Oil, Gas & Consumable Fuels - 3.5%
625 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 602,040
430 Cenovus Energy Inc 2.650% 1/15/32 BBB- 352,927
1,600 Cosan SA, 144A 5.500% 9/20/29 BB 1,539,384
360 Diamondback Energy Inc 3.125% 3/24/31 BBB 310,402
575 Ecopetrol SA 6.875% 4/29/30 Baa3 534,457
1,000 Ecopetrol SA 5.875% 11/02/51 Baa3 669,473
450 Ecopetrol SA 4.625% 11/02/31 Baa3 351,164
100 Ecopetrol SA 5.875% 5/28/45 Baa3 69,013
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 A- 756,000
826 Energean Israel Finance Ltd, Reg S, 144A 5.375% 3/30/28 BB- 739,301
540 Energy Transfer LP 5.000% 5/15/50 BBB- 463,423
250 EnLink Midstream LLC 5.375% 6/01/29 BB+ 233,750
475 Enterprise Products Operating LLC 3.200% 2/15/52 BBB+ 342,938
335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 332,591
240 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 233,559
580 Kinder Morgan Energy Partners LP 5.800% 3/15/35 BBB 585,046
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 423,153
1,500 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 1,395,000
255 MPLX LP 2.650% 8/15/30 BBB 212,567
785 MPLX LP 4.875% 6/01/25 BBB 788,378
800 Murphy Oil Corp 5.875% 12/01/27 BB+ 777,904
1,050 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 994,717
850 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 777,750
975 ONEOK Inc 3.400% 9/01/29 BBB 863,782

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB $ 866,976
500 Pertamina Persero PT, 144A 1.400% 2/09/26 Baa2 448,799
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 BBB- 159,412
559 Petroleos Mexicanos 7.690% 1/23/50 BBB 385,151
100 Petroleos Mexicanos 6.750% 9/21/47 BBB 63,061
1,490 Petroleos Mexicanos 6.700% 2/16/32 BBB 1,163,511
250 Phillips 66 3.300% 3/15/52 A3 185,998
1,665 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 1,525,378
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 735,440
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 BBB 819,270
245 TotalEnergies Capital International SA 2.986% 6/29/41 A+ 194,441
1,780 Transcanada Trust 5.500% 9/15/79 BBB 1,637,302
625 Tullow Oil PLC, 144A 10.250% 5/15/26 B2 581,000
975 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 BB- 901,329
27,400 Total Oil, Gas & Consumable Fuels 24,015,787
Paper & Forest Products - 0.2%
1,500 Suzano Austria GmbH 3.125% 1/15/32 BBB- 1,188,195
Personal Products - 0.2%
675 Coty Inc, 144A 5.000% 4/15/26 BB- 639,562
745 Natura &Co Luxembourg Holdings Sarl, 144A (6) 6.000% 4/19/29 BB 659,288
1,420 Total Personal Products 1,298,850
Pharmaceuticals - 0.7%
505 AbbVie Inc 4.250% 11/21/49 BBB+ 444,084
545 CVS Health Corp 1.750% 8/21/30 BBB 440,432
500 CVS Health Corp 2.700% 8/21/40 BBB 361,335
155 Merck & Co Inc 2.350% 6/24/40 A+ 113,923
1,475 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 1,290,625
900 Takeda Pharmaceutical Co Ltd 5.000% 11/26/28 BBB+ 912,121
990 Teva Pharmaceutical Finance Netherlands III BV (6) 5.125% 5/09/29 Ba2 865,244
300 Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23 Ba2 287,769
5,370 Total Pharmaceuticals 4,715,533
Road & Rail - 0.1%
220 Canadian Pacific Railway Co 3.000% 12/02/41 BBB+ 173,280
395 Union Pacific Corp 2.750% 3/01/26 A- 379,095
615 Total Road & Rail 552,375
Semiconductors & Semiconductor Equipment - 0.4%
972 Broadcom Inc, 144A 3.469% 4/15/34 BBB- 787,071
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 Baa2 1,064,360
675 TSMC Arizona Corp 3.875% 4/22/27 AA- 663,242
2,847 Total Semiconductors & Semiconductor Equipment 2,514,673
Software - 0.3%
1,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 834,900
430 Oracle Corp 2.875% 3/25/31 BBB+ 356,457
1,000 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 770,000
215 Salesforce Inc 2.700% 7/15/41 A+ 163,959
2,645 Total Software 2,125,316
Specialty Retail - 0.4%
1,125 Michaels Cos Inc, 144A (6) 5.250% 5/01/28 B1 862,537
1,000 Michaels Cos Inc, 144A (6) 7.875% 5/01/29 CCC+ 665,000
510 O'Reilly Automotive Inc 4.350% 6/01/28 Baa1 505,016
205 O'Reilly Automotive Inc 1.750% 3/15/31 Baa1 162,692

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Specialty Retail (continued)
$ 270 O'Reilly Automotive Inc 4.200% 4/01/30 Baa1 $ 259,593
700 Staples Inc, 144A 7.500% 4/15/26 B 591,542
3,810 Total Specialty Retail 3,046,380
Technology Hardware, Storage & Peripherals - 0.1%
1,085 Apple Inc 2.450% 8/04/26 Aaa 1,031,767
Thrifts & Mortgage Finance - 0.2%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 1,610,000
Tobacco - 0.0%
135 BAT Capital Corp 2.259% 3/25/28 BBB+ 113,932
235 BAT Capital Corp 3.984% 9/25/50 BBB+ 159,814
370 Total Tobacco 273,746
Trading Companies & Distributors - 0.5%
880 AerCap Holdings NV 5.875% 10/10/79 BB+ 797,070
1,605 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB 1,295,285
1,825 Albion Financing 2SARL, 144A (6) 8.750% 4/15/27 BB- 1,647,487
4,310 Total Trading Companies & Distributors 3,739,842
Transportation Infrastructure - 0.1%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 BBB- 392,613
250 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB 203,280
750 Total Transportation Infrastructure 595,893
Wireless Telecommunication Services - 1.0%
1,375 America Movil SAB de CV, 144A 5.375% 4/04/32 A- 1,256,489
1,580 AT&T Inc 3.500% 9/15/53 BBB+ 1,164,800
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,242,500
775 CT Trust, 144A 5.125% 2/03/32 Ba1 668,839
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 BBB 814,125
1,386 Millicom International Cellular SA, 144A 5.125% 1/15/28 BB+ 1,279,112
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 819,009
8,486 Total Wireless Telecommunication Services 7,244,874
$ 246,376 Total Corporate Bonds (cost $246,151,358) 212,824,353
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 46,952,725 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 6.8%
X 46,952,725
Automobiles - 0.3%
$ 1,235 General Motors Financial Co Inc 5.700% N/A (8) BB+ $ 1,146,129
1,285 General Motors Financial Co Inc 5.750% N/A (8) BB+ 1,132,406
2,520 Total Automobiles 2,278,535
Banks - 3.2%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 BBB- 1,012,000
1,500 Bank of America Corp 6.100% N/A (8) BBB+ 1,485,935
1,500 Bank of America Corp 6.125% N/A (8) BBB+ 1,476,450
1,330 Citigroup Inc 5.950% N/A (8) BBB- 1,274,487
1,500 Citigroup Inc 5.000% N/A (8) BBB- 1,395,150
1,000 Citigroup Inc 6.300% N/A (8) BBB- 965,000
2,000 CoBank ACB 6.250% N/A (8) BBB+ 1,990,474
2,000 Goldman Sachs Group Inc 3.800% N/A (8) BBB- 1,655,000
1,560 Huntington Bancshares Inc/OH 5.625% N/A (8) Baa3 1,513,200
1,275 JPMorgan Chase & Co 5.000% N/A (8) BBB+ 1,179,375
2,450 JPMorgan Chase & Co 3.650% N/A (8) BBB+ 2,125,375

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 300 Societe Generale SA, 144A 4.027% 1/21/43 BBB $ 206,425
2,000 Truist Financial Corp 4.800% N/A (8) Baa2 1,857,896
1,415 Truist Financial Corp 5.100% N/A (8) Baa2 1,340,712
1,300 Wells Fargo & Co 5.900% N/A (8) Baa2 1,222,977
1,230 Wells Fargo & Co 5.875% N/A (8) Baa2 1,223,815
23,460 Total Banks 21,924,271
Capital Markets - 0.3%
2,050 Charles Schwab Corp/The 5.375% N/A (8) BBB 2,037,187
Consumer Finance - 0.3%
1,110 Ally Financial Inc 4.700% N/A (8) Ba2 915,699
1,500 Capital One Financial Corp (6) 3.950% N/A (8) Baa3 1,273,891
2,610 Total Consumer Finance 2,189,590
Diversified Financial Services - 0.1%
1,000 Voya Financial Inc 6.125% N/A (8) BBB- 973,830
Electric Utilities - 0.2%
1,500 Southern Co 4.000% 1/15/51 BBB- 1,388,910
Food Products - 0.4%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (8) BB 2,736,825
Independent Power Producers & Energy Traders - 0.2%
1,304 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,202,966
Insurance - 0.5%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 2,423,925
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 A- 879,331
3,835 Total Insurance 3,303,256
Media - 0.3%
2,185 Paramount Global 6.375% 3/30/62 Baa3 2,009,943
Multi-Utilities - 0.3%
2,035 Sempra Energy 4.875% N/A (8) BBB- 1,965,744
Oil, Gas & Consumable Fuels - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 BBB- 2,099,045
1,400 Energy Transfer LP 6.500% N/A (8) BB 1,292,569
3,635 Total Oil, Gas & Consumable Fuels 3,391,614
Trading Companies & Distributors - 0.1%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 785,054
Wireless Telecommunication Services - 0.1%
800 Network i2i Ltd, 144A 5.650% N/A (8) BB 765,000
$ 50,489 Total $1,000 Par (or similar) Institutional Preferred (cost $53,512,134) 46,952,725
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 45,292,280 SOVEREIGN DEBT - 6.5%
X 45,292,280
Angola - 0.1%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 858,816

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Bermuda - 0.2%
$ 1,150 Bermuda Government International Bond , 144A(6) 2.375% 8/20/30 A+ $ 966,265
650 Bermuda Government International Bond , 144A 3.717% 1/25/27 A+ 636,238
Total Bermuda 1,602,503
Chile - 0.1%
1,100 Chile Government International Bond (6) 2.550% 1/27/32 A1 916,593
Colombia - 0.1%
850 Colombia Government International Bond 5.000% 6/15/45 Baa2 570,683
Costa Rica - 0.1%
905 Costa Rica Government International Bond , 144A 5.625% 4/30/43 B 679,950
Cote d'Ivoire - 0.4%
1,750 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 BB- 1,476,892
1,441 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,287,764
Total Cote d'Ivoire 2,764,656
Dominican Republic - 0.2%
835 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB- 618,253
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB- 838,137
12,000 DOP Dominican Republic International Bond , 144A 9.750% 6/05/26 BB- 219,283
Total Dominican Republic 1,675,673
Ecuador - 0.0%
380 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 199,852
Egypt - 0.3%
1,925 Egypt Government International Bond , 144A 5.577% 2/21/23 B+ 1,893,284
El Salvador - 0.1%
1,925 El Salvador Government International Bond , 144A 6.375% 1/18/27 CCC+ 730,190
Ghana - 0.1%
1,300 Ghana Government International Bond , 144A 8.125% 3/26/32 CCC+ 489,970
Hungary - 0.1%
425 Hungary Government International Bond , 144A 5.250% 6/16/29 BBB 408,977
Indonesia - 0.4%
950 Perusahaan Penerbit SBSN Indonesia III , 144A 3.800% 6/23/50 BBB 782,308
2,100 Perusahaan Penerbit SBSN Indonesia III , 144A(6) 4.700% 6/06/32 BBB 2,160,096
Total Indonesia 2,942,404
Iraq - 0.3%
2,073 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,725,119
Italy - 0.2%
1,600 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 1,589,178
Jamaica - 0.2%
1,005 Jamaica Government International Bond 6.750% 4/28/28 B+ 1,088,272
Jordan - 0.2%
1,300 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 1,137,500
Kazakhstan - 0.1%
1,000 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 Baa2 1,005,700

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Kenya - 0.3%
$ 1,445 Republic of Kenya Government International Bond , 144A 6.300% 1/23/34 B+ $ 986,212
400 Republic of Kenya Government International Bond , 144A 7.000% 5/22/27 B+ 316,000
Total Kenya 1,302,212
Mexico - 0.6%
850 Mexico Government International Bond 3.750% 1/11/28 BBB 817,686
1,000 Mexico Government International Bond (6) 4.750% 4/27/32 BBB 969,977
1,950 Mexico Government International Bond 4.280% 8/14/41 BBB 1,558,505
1,640 Mexico Government International Bond 4.750% 3/08/44 BBB 1,389,361
Total Mexico 4,735,529
Mongolia - 0.2%
450 Mongolia Government International Bond , 144A 5.125% 4/07/26 B 413,820
795 Mongolia Government International Bond , 144A(6) 4.450% 7/07/31 B 614,482
Total Mongolia 1,028,302
Morocco - 0.2%
850 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ 694,338
920 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 687,700
Total Morocco 1,382,038
Nigeria - 0.1%
815 Nigeria Government International Bond , 144A 7.875% 2/16/32 B2 586,898
325 Nigeria Government International Bond , 144A 8.375% 3/24/29 B2 257,059
Total Nigeria 843,957
Oman - 0.1%
850 Oman Government International Bond , 144A 6.000% 8/01/29 BB 847,773
250 Oman Government International Bond , 144A 6.750% 10/28/27 BB 260,689
275 Oman Sovereign Sukuk Co , 144A 4.875% 6/15/30 BB 274,918
Total Oman 1,383,380
Pakistan - 0.0%
275 Pakistan Global Sukuk Programme Co Ltd , 144A(6) 7.950% 1/31/29 B3 213,108
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 1,183,200
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 Baa1 787,811
Philippines - 0.3%
495 Philippine Government International Bond 4.200% 3/29/47 BBB+ 442,979
1,000 Philippine Government International Bond 6.375% 10/23/34 BBB+ 1,151,074
Total Philippines 1,594,053
Poland - 0.1%
1,000 Republic of Poland Government International Bond 3.250% 4/06/26 A2 982,012
Qatar - 0.2%
850 Qatar Government International Bond , 144A 4.817% 3/14/49 AA- 877,098
900 Qatar Government International Bond , 144A 3.750% 4/16/30 AA- 904,590
Total Qatar 1,781,688
Rwanda - 0.2%
1,375 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 1,048,300
Saudi Arabia - 0.2%
1,890 Saudi Government International Bond , 144A 3.750% 1/21/55 A1 1,571,932
South Africa - 0.3%
2,450 Republic of South Africa Government International Bond 5.375% 7/24/44 Ba2 1,754,205

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Turkey - 0.2%
$ 1,550 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B3 $ 1,299,942
Ukraine - 0.0%
225 Ukraine Government International Bond , 144A 7.750% 9/01/29 CCC+ 44,122
390 Ukraine Government International Bond , 144A 9.750% 11/01/30 CCC+ 77,169
Total Ukraine 121,291
Total Sovereign Debt (cost $56,039,212) 45,292,280
Principal
Amount (000) Description (1),(9) Coupon Maturity Ratings (2) Value
X 27,348,072 CONTINGENT CAPITAL SECURITIES - 3.9%
X 27,348,072
Banks - 3.7%
$ 1,650 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 1,545,094
1,480 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (8) Ba2 1,423,020
3,460 Banco Santander SA 4.750% N/A (8) Ba1 2,757,620
1,375 Bancolombia SA 4.625% 12/18/29 Ba3 1,198,505
1,250 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (8) Ba1 1,177,137
2,000 Bank Hapoalim BM, Reg S, 144A 3.255% 1/21/32 BBB 1,739,428
1,840 Barclays PLC 8.000% N/A (8) BBB- 1,780,200
1,330 BNP Paribas SA, 144A 6.625% N/A (8) BBB 1,281,041
2,895 HSBC Holdings PLC 6.000% N/A (8) BBB 2,659,501
1,500 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 1,483,500
2,265 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 2,195,782
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (8) BB+ 1,848,055
1,700 Mizrahi Tefahot Bank Ltd, Reg S, 144A 3.077% 4/07/31 BBB 1,487,500
2,000 NatWest Group PLC 8.000% N/A (8) BBB- 1,995,200
1,130 NatWest Group PLC 6.000% N/A (8) BBB- 1,061,966
27,875 Total Banks 25,633,549
Capital Markets - 0.2%
2,105 Deutsche Bank AG 6.000% N/A (8) BB- 1,714,523
$ 29,980 Total Contingent Capital Securities (cost $29,260,115) 27,348,072
Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
X 23,319,957 VARIABLE RATE SENIOR LOAN INTERESTS - 3.4% (10)
X 23,319,957
Airlines - 0.3%
$ 350 Mileage Plus Holdings LLC,
Term Loan B
7.313% 3-Month LIBOR 5.250% 6/20/27 Baa3 $ 356,563
175 SkyMiles IP Ltd., Term Loan B 6.460% 3-Month LIBOR 3.750% 10/20/27 Baa1 177,749
1,481 United Airlines, Inc., Term Loan
B
6.533% 1-Month LIBOR 3.750% 4/21/28 Ba1 1,445,974
2,006 Total Airlines 1,980,286
Beverages - 0.1%
397 City Brewing Company, LLC,
Term Loan
5.873% 1-Month LIBOR 3.500% 4/05/28 B 347,375
437 Pegasus Bidco BV, Term Loan 6.962% TSFR3M 4.250% 7/12/29 B+ 426,075
834 Total Beverages 773,450
Building Products - 0.1%
497 Chamberlain Group Inc, Term
Loan B
6.024% 1-Month LIBOR 3.500% 10/22/28 B+ 474,635
425 Cornerstone Building Brands,
Inc., Term Loan B
5.641% 1-Month LIBOR 3.250% 4/12/28 B 382,431
922 Total Building Products 857,066

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
Chemicals - 0.2%
$ 1,101 Messer Industries GmbH, Term
Loan
4.760% 3-Month LIBOR 2.500% 3/01/26 BB- $ 1,083,435
69 W.R. Grace & Co.-Conn., Term
Loan B
6.063% 3-Month LIBOR 3.750% 9/22/28 BB+ 68,533
1,170 Total Chemicals 1,151,968
Commercial Services & Supplies - 0.1%
247 GFL Environmental Inc., Term
Loan
5.806% 3-Month LIBOR 3.000% 5/30/25 N/R 245,429
441 Prime Security Services
Borrower, LLC, Term Loan
5.107% 1-Month LIBOR 2.750% 9/23/26 BB- 432,084
688 Total Commercial Services & Supplies 677,513
Containers & Packaging - 0.1%
494 Plaze, Inc., Term Loan B 7.250% Prime 2.500% 8/03/26 B 470,994
246 Reynolds Group Holdings Inc. ,
Term Loan B2
5.774% 3-Month LIBOR 3.250% 2/05/26 B+ 240,863
740 Total Containers & Packaging 711,857
Diversified Telecommunication Services - 0.0%
172 Cablevision Lightpath LLC,
Term Loan B
5.641% 1-Month LIBOR 3.250% 12/01/27 B+ 169,716
156 Zayo Group Holdings, Inc.,
Term Loan
5.524% 1-Month LIBOR 3.000% 3/09/27 B 142,377
328 Total Diversified Telecommunication Services 312,093
Electronic Equipment, Instruments & Components - 0.1%
396 Ingram Micro Inc., Term Loan B 5.750% 3-Month LIBOR 3.500% 7/02/28 BB+ 382,140
Health Care Equipment & Supplies - 0.4%
2,000 Bausch & Lomb, Inc., Term Loan 5.653% SOFR30A 3.250% 5/05/27 BB+ 1,886,000
597 Medline Borrower, LP, Term
Loan B
5.774% 1-Month LIBOR 3.250% 10/21/28 BB- 571,093
2,597 Total Health Care Equipment & Supplies 2,457,093
Health Care Providers & Services - 0.7%
1,109 Change Healthcare Holdings
LLC, Term Loan B
5.024% 1-Month LIBOR 2.500% 3/01/24 B+ 1,104,344
998 Parexel International
Corporation, Term Loan, First
Lien
5.774% 1-Month LIBOR 3.250% 11/15/28 B1 973,949
1,153 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
6.274% 1-Month LIBOR 3.750% 11/16/25 B1 1,120,094
1,482 Select Medical Corporation,
Term Loan B
5.030% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,455,120
4,742 Total Health Care Providers & Services 4,653,507
Hotels, Restaurants & Leisure - 0.1%
169 Caesars Resort Collection, LLC,
Term Loan B1
6.024% 1-Month LIBOR 3.500% 7/20/25 B+ 167,903
493 IRB Holding Corp, Term Loan B 5.437% SOFR30A 3.150% 12/15/27 B+ 477,829
662 Total Hotels, Restaurants & Leisure 645,732

Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
Household Durables - 0.1%
$ 445 Weber-Stephen Products LLC,
Term Loan B
5.774% 1-Month LIBOR 3.250% 10/30/27 CCC+ $ 381,942
Internet & Direct Marketing Retail - 0.1%
469 CNT Holdings I Corp, Term
Loan
5.812% SOFR30A 3.500% 11/08/27 B 459,890
Machinery - 0.1%
664 Filtration Group Corporation,
Term Loan, First Lien
5.524% 1-Month LIBOR 3.000% 3/28/25 B 654,916
Media - 0.2%
295 Banijay Entertainment S.A.S,
Term Loan
6.112% 1-Month LIBOR 3.750% 3/01/25 B1 292,310
979 DirecTV Financing, LLC, Term
Loan
7.524% 1-Month LIBOR 5.000% 8/02/27 BBB- 939,470
1,274 Total Media 1,231,780
Oil, Gas & Consumable Fuels - 0.0%
244 Delek US Holdings, Inc., Term
Loan B
8.024% 1-Month LIBOR 5.500% 3/30/25 BB+ 243,764
Pharmaceuticals - 0.3%
1,087 Jazz Financing Lux S.a.r.l., Term
Loan
6.024% 1-Month LIBOR 3.500% 5/05/28 BB+ 1,068,757
1,399 Organon & Co, Term Loan 4.625% 3-Month LIBOR 3.000% 6/02/28 BB 1,386,345
2,486 Total Pharmaceuticals 2,455,102
Semiconductors & Semiconductor Equipment - 0.1%
820 Ultra Clean Holdings, Inc, Term
Loan B
6.274% 1-Month LIBOR 3.750% 8/27/25 B1 811,685
820 Total Semiconductors & Semiconductor Equipment 811,685
Software - 0.1%
317 Camelot U.S. Acquisition LLC,
Term Loan B
5.524% 1-Month LIBOR 3.000% 10/31/26 B1 310,192
494 IGT Holding IV AB, Term Loan
B2
5.650% 3-Month LIBOR 3.400% 3/29/28 B 483,258
123 Ultimate Software Group Inc
(The), Term Loan
5.535% 3-Month LIBOR 3.250% 5/03/26 B1 119,549
934 Total Software 912,999
Specialty Retail - 0.2%
526 Les Schwab Tire Centers, Term
Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 514,218
83 LS Group OpCo Acquistion
LLC, Term Loan, (WI/DD)
TBD TBD TBD TBD N/R 81,167
990 PetSmart, Inc., Term Loan B 6.270% 1-Month LIBOR 3.750% 2/12/28 BB- 969,789
1,599 Total Specialty Retail 1,565,174
$ 24,020 Total Variable Rate Senior Loan Interests (cost $23,811,366) 23,319,957
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 23,976,875 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%
X 23,976,875
$ 20,000 United States Treasury Note/Bond 3.250% 5/15/42 Aaa $ 19,131,250
3,000 United States Treasury Note/Bond 2.750% 8/15/32 Aaa 2,894,062
2,000 United States Treasury Note/Bond 3.375% 8/15/42 Aaa 1,951,563
$ 25,000 Total U.S. Government and Agency Obligations (cost $25,080,208) 23,976,875

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2022

Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
X 4,969,715 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.7%
X 4,969,715
Capital Markets - 0.1%
28,850 Morgan Stanley 6.500% BBB- $ 752,985
Diversified Financial Services - 0.2%
14,600 AgriBank FCB(12) 6.875% BBB+ 1,481,900
Insurance - 0.4%
49,000 Assurant Inc 5.250% Baa3 1,047,130
70,000 Enstar Group Ltd 7.000% BBB- 1,687,700
Total Insurance 2,734,830
Total $25 Par (or similar) Retail Preferred (cost $5,156,250) 4,969,715
Total Long-Term Investments (cost $741,364,491) 664,133,207
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  1.6%
10,771,866 MONEY MARKET FUNDS - 1.6%
X 10,771,866
10,771,866 State Street Navigator Securities Lending Government
Money Market Portfolio (13)
2.300%(14) $ 10,771,866
Total Investments Purchased with Collateral from Securities Lending (cost $10,771,866) 10,771,866
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   6.4%
44,212,268 REPURCHASE AGREEMENTS - 6.4%
44,212,268
$ 44,212 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/22, repurchase price
$44,212,821, collateralized by $45,500,700, U.S. Treasury
Notes, 2.750%, due 2/15/24, value $45,096,547
0.450% 9/01/22 $ 44,212,268
Total Short-Term Investments (cost $44,212,268) 44,212,268
Total Investments (cost $796,348,625 ) - 103.7% 719,117,341
Other Assets Less Liabilities -   (3.7)%(15) (25,525,168)
Net Assets - 100% $ 693,592,173
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 300 12/22 $ 44,409,975 $ 44,850,000 $ 440,025
Total $44,409,975 $44,850,000 $440,025
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (575) 12/22 $ (63,953,458) $ (63,721,680) $ 231,778
U.S. Treasury 2-Year Note (650) 12/22 (67,820,431) (67,706,641) 113,790
U.S. Treasury 10-Year Note (275) 12/22 (32,264,685) (32,149,219) 115,466
Total $(164,038,574) $(163,577,540) $461,034

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Principal Amount (000) rounds to less than $1,000.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,723,932.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Perpetual security. Maturity date is not applicable.
(9) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(11) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(12) For fair value measurement disclosure purposes, investment classified as Level 2.
(13) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(14) The rate shown is the one-day yield as of the end of the reporting period.
(15) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DOP Dominican Peso
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
August 31, 2022
See accompanying notes to financial statements.

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
Assets
Long-term investments, at value
†‡
$ 109,363,170 $ 1,452,065,114 $ 2,342,251,436 $ 495,846,126 $ 5,053,596,517 $ 664,133,207
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 7,467,287 29,611,664 4,818,092 15,820,798 53,834,118 10,771,866
Short-term investments, at value
◊
13,204,016 29,313,890 33,358,107 31,582,470 65,121,741 44,212,268
Cash 183,239 268,810 7,738,273 – 181,922 –
Cash denominated in foreign currencies
^
14 – – 169 – –
Cash collateral at brokers for investments in futures
contracts – – – – – 2,387,196
Cash collateral at brokers for investments in swaps 379,809 – – 374,000 – 411,162
Credit default swap premiums paid 47,718 – – – – –
Receivable for dividends 6,511 930,639 1,485 – 5,910,278 55,719
Receivable for due from affiliate – 12,578 – – – –
Receivable for interest 1,249,455 17,953,942 16,210,607 8,024,191 69,310,297 5,942,056
Receivable for investments sold 5,984,994 – 57,778,414 16,211,316 26,623,914 4,989,115
Receivable for reclaims – 105,166 – 2,349 – 272
Receivable for reimbursement from Adviser 20,062 – – – – –
Receivable for shares sold 121,136 1,684,071 5,389,540 305,803 13,938,072 2,241,501
Receivable for variation margin on futures contracts – – – – – 47,266
Other assets 85,038 114,084 390,241 129,456 351,625 131,929
Total assets 138,112,449 1,532,059,958 2,467,936,195 568,296,678 5,288,868,484 735,323,557
Liabilities
Cash overdraft – – – 3,860,094 – 4,235,738
Payable for collateral from securities lending 7,467,287 29,611,664 4,818,092 15,820,798 53,834,118 10,771,866
Payable for dividends 23,967 140,206 1,107,051 78,301 2,660,556 470,339
Payable for investments purchased - regular
settlement 5,696,083 – 15,001,784 10,048,721 – 4,961,802
Payable for investments purchased - when-issued/
delayed-delivery settlement 2,916,378 – 109,172,934 1,688,750 – 82,585
Payable for shares redeemed 236,485 6,692,420 9,714,895 851,747 101,289,415 20,297,957
Payable for unfunded senior loans – – 1,925,772 – – –
Payable for variation margin on futures contracts – – – – – 293,946
Payable for variation margin on swaps 27,182 – – – – –
Accrued expenses:
Management fees – 59,187 1,125,057 5,470 2,883,547 101,681
Trustees fees 39,682 47,098 92,079 51,452 227,866 63,506
12b-1 distribution and service fees 56,038 234,948 99,322 27,498 278,921 114,395
Other 109,144 573,931 582,547 446,860 1,371,067 337,569
Total liabilities 16,572,246 37,359,454 143,639,533 32,879,691 162,545,490 41,731,384
Net assets $ 121,540,203 $ 1,494,700,504 $ 2,324,296,662 $ 535,416,987 $ 5,126,322,994 $ 693,592,173
†
Long-term investments, cost $ 118,318,327 $ 1,576,206,202 $ 2,431,551,069 $ 547,674,110 $ 5,369,403,634 $ 741,364,491
◊
Short-term investments, cost $ 13,204,016 $ 29,313,890 $ 33,358,107 $ 31,582,470 $ 65,121,741 $ 44,212,268
‡ Includes securities loaned of $ 7,207,591 $ 28,354,371 $ 4,589,991 $ 15,084,535 $ 51,511,865 $ 9,723,932
^
Cash denominated in foreign currencies, cost $ 14 $ — $ — $ 175 $ — $ —

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
Class A Shares
Net Assets $ 51,908,384 $ 230,504,773 $ 246,409,736 $ 50,894,530 $ 551,740,695 $ 105,181,984
Shares outstanding 8,166,304 12,176,264 13,603,185 2,977,257 35,630,495 10,752,538
NAV and offering price per share $ 6.36 $ 18.93 $ 18.11 $ 17.09 $ 15.49 $ 9.78
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 6.68 $ 19.87 $ 18.67 $ 17.94 $ 16.26 $ 10.21
Class C Shares
Net Assets $ 8,925,750 $ 208,774,820 $ 55,284,833 $ 18,123,405 $ 184,904,430 $ 18,212,080
Shares outstanding 1,406,015 11,048,572 3,051,941 1,061,038 11,931,175 1,871,283
NAV and offering price per share $ 6.35 $ 18.90 $ 18.11 $ 17.08 $ 15.50 $ 9.73
Class R6 Shares
Net Assets $ — $ 15,113,228 $ 227,215,188 $ 7,778,753 $ 1,051,040,015 $ 240,575,288
Shares outstanding — 792,761 12,479,572 452,390 67,673,938 24,504,374
NAV and offering price per share $ — $ 19.06 $ 18.21 $ 17.19 $ 15.53 $ 9.82
Class I Shares
Net Assets $ 60,706,069 $ 1,040,307,683 $ 1,795,386,905 $ 458,620,299 $ 3,338,637,854 $ 329,622,821
Shares outstanding 9,525,092 54,885,115 98,991,437 26,797,391 215,385,844 33,697,445
NAV and offering price per share $ 6.37 $ 18.95 $ 18.14 $ 17.11 $ 15.50 $ 9.78
Fund level net assets consist of:
Capital paid-in $ 265,024,807 $ 1,757,026,071 $ 2,627,281,286 $ 769,400,277 $ 5,700,988,986 $ 821,303,744
Total distributable earnings (loss) (143,484,604) (262,325,567) (302,984,624) (233,983,290) (574,665,992) (127,711,571)
Fund level net assets $ 121,540,203 $ 1,494,700,504 $ 2,324,296,662 $ 535,416,987 $ 5,126,322,994 $ 693,592,173
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
August 31, 2022
See accompanying notes to financial statements.

Credit Income Flexible Income Floating Rate Income
Two Months
Ended
8/31/22
Year Ended
6/30/2022
Eleven Months
Ended
8/31/22
Year Ended
9/30/2021
Eleven Months
Ended
8/31/22
Year Ended
9/30/2021
Investment Income
Dividends $ 6,525 $ 59,701 $ 18,793,379 $ 22,811,452 $ 1,731,854 $ 20,918
Interest 1,117,504 7,155,441 57,363,566 57,995,296 79,982,522 39,469,190
Payment from affiliate — — 39,728 35,558 — —
Securities lending income, net 9,349 21,759 128,450 111,116 202,492 —
Tax withheld — — — (64,293) — —
Total Investment Income 1,133,378 7,236,901 76,325,123 80,889,129 81,916,868 39,490,108
Expenses
– – – – – –
Management fees 105,218 794,369 10,767,951 11,727,657 9,951,369 4,690,093
12b-1 service fees - Class A Shares 22,238 161,068 625,097 716,336 469,356 236,755
12b-1 distribution and service fees - Class C Shares 15,273 126,490 2,278,511 2,735,499 429,732 321,984
12b-1 distribution and service fees - Class R3 Shares
(1)
— — — — — —
Shareholder servicing agent fees 12,693 136,812 1,070,312 1,115,790 1,229,738 633,965
Interest expense 6,415 10,725 9,372 10,890 129,962 193,735
Custodian expenses 31,109 56,445 147,387 142,580 121,025 232,421
Director/Trustees fees 482 4,411 48,972 47,914 59,012 22,144
Professional fees 41,177 97,361 100,937 125,735 131,703 220,759
Shareholder reporting expenses 9,933 18,617 122,135 426,330 151,955 159,474
Federal and state registration fees 9,818 67,756 131,496 164,364 216,749 109,389
Other 1,053 9,452 18,107 15,712 20,712 106
Total expenses before fee waiver/expense
reimbursement 255,409 1,483,506 15,320,277 17,228,807 12,911,313 6,820,825
Fee waiver/expense reimbursement (81,374) (200,059) (1,066,606) (1,412,533) — —
Net expenses 174,035 1,283,447 14,253,671 15,816,274 12,911,313 6,820,825
Net investment income (loss) 959,343 5,953,454 62,071,452 65,072,855 69,005,555 32,669,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (973,021) (4,705,256) (23,267,172) 13,408,927 (16,720,970) (8,740,231)
Net realized gain (loss) from options written — — 469,013 1,231 — —
Net realized gain (loss) from swaps (30,109) 10,169 — — — —
Change in net unrealized appreciation (depreciation) of
investments 2,467,838 (14,563,484) (249,341,750) 64,611,491 (94,351,288) 62,295,861
Change in net unrealized appreciation (depreciation) of
options written — — (165,293) 165,292 — —
Change in net unrealized appreciation (depreciation) of
swaps (79,080) — — — — —
Net realized and unrealized gain (loss) 1,385,628 (19,258,571) (272,305,202) 78,186,941 (111,072,258) 53,555,630
Net increase (decrease) in net assets from operations $ 2,344,971 $ (13,305,117) $ (210,233,750) $ 143,259,796 $ (42,066,703) $ 86,224,913

Statement of Operations
(continued)
See accompanying notes to financial statements.

High Yield Income Preferred Securities and Income Strategic Income
Eleven Months
Ended
8/31/22
Year Ended
9/30/2021
Eleven Months
Ended
8/31/22
Year Ended
9/30/2021
Two Months
Ended
8/31/22
Year Ended
6/30/2022
Investment Income
Dividends $ 214,104 $ 16,614 $ 50,748,756 $ 55,961,092 $ 55,719 $ 286,932
Interest 29,406,954 32,296,511 208,815,199 196,635,737 5,705,665 32,207,420
Securities lending income, net 63,903 51,489 358,859 117,701 7,522 58,769
Tax withheld — — — — — (3,557)
Total Investment Income 29,684,961 32,348,000 259,922,814 252,714,530 5,768,906 32,549,564
Expenses
– – – – – –
Management fees 3,147,610 3,504,490 31,396,205 30,665,750 636,342 4,217,875
12b-1 service fees - Class A Shares 124,997 118,984 1,305,325 1,315,813 43,974 311,248
12b-1 distribution and service fees - Class C Shares 219,240 334,422 1,925,323 2,343,027 32,340 267,420
12b-1 distribution and service fees - Class R3 Shares
(1)
— — — 13,744 — —
Shareholder servicing agent fees 705,770 676,100 2,712,476 2,562,341 62,725 512,948
Interest expense 60,521 35,763 91,198 92,844 5,212 5,070
Custodian expenses 97,640 106,017 426,341 318,866 94,813 147,350
Director/Trustees fees 16,240 16,801 149,429 129,980 4,532 25,467
Professional fees 79,138 282,893 164,437 201,690 44,597 141,815
Shareholder reporting expenses 81,873 136,592 285,588 322,419 30,656 103,110
Federal and state registration fees 94,331 101,999 235,918 351,540 14,263 97,065
Other 13,826 1,769 35,965 24,474 2,164 17,296
Total expenses before fee waiver/expense
reimbursement 4,641,186 5,315,830 38,728,205 38,342,488 971,618 5,846,664
Fee waiver/expense reimbursement (272,061) (412,776) — — (223,120) (828,260)
Net expenses 4,369,125 4,903,054 38,728,205 38,328,744 748,498 5,018,404
Net investment income (loss) 25,315,836 27,444,946 221,194,609 214,372,042 5,020,408 27,531,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (30,678,130) 14,738,521 (39,238,384) 15,660,019 (6,850,417) (12,292,617)
Net realized gain (loss) from futures contracts — — 11,792,157 2,358,134 1,022,630 4,239,122
Net realized gain (loss) from swaps 315,061 — — — 162,518 —
Change in net unrealized appreciation (depreciation) of
investments (58,618,202) 26,995,711 (694,450,697) 271,055,986 14,846,403 (113,721,127)
Change in net unrealized appreciation (depreciation) of
futures contracts — — (2,069,139) 2,722,673 (313,952) 1,163,834
Net realized and unrealized gain (loss) (88,981,271) 41,734,232 (723,966,063) 291,796,812 8,867,182 (120,610,788)
Net increase (decrease) in net assets from operations $ (63,665,435) $ 69,179,178 $ (502,771,454) $ 506,168,854 $ 13,887,590 $ (93,079,628)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Credit Income
Two Months Ended
8/31/22
Year Ended
6/30/22
Year Ended
6/30/21
Operations
Net investment income (loss) $ 959,343 $ 5,953,454 $ 9,212,870
Net realized gain (loss) from investments (973,021) (4,705,256) 9,601,884
Net realized gain (loss) from swaps (30,109) 10,169 –
Change in net unrealized appreciation (depreciation) of investments 2,467,838 (14,563,484) 9,220,305
Change in net unrealized appreciation (depreciation) of swaps (79,080) – –
Net increase (decrease) in net assets from operations 2,344,971 (13,305,117) 28,035,059
Distributions to Shareholders
Dividends:
Class A Shares (411,848) (2,925,697) (3,571,099)
Class C Shares (58,807) (478,065) (728,420)
Class R3 Shares
(1)
— — (9,581)
Class I Shares (351,885) (2,603,591) (4,404,641)
Return of capital:
Class A Shares (51,865) — —
Class C Shares (8,920) — —
Class I Shares (41,134) — —
Decrease in net assets from distributions to shareholders (924,459) (6,007,353) (8,713,741)
Fund Share Transactions
Proceeds from sale of shares 36,718,906 74,478,583 160,030,174
Proceeds from shares issued to shareholders due to reinvestment of distributions 880,503 5,693,978 8,252,382
37,599,409 80,172,561 168,282,556
Cost of shares redeemed (3,138,025) (162,306,703) (186,625,700)
Net increase (decrease) in net assets from Fund share transactions 34,461,384 (82,134,142) (18,343,144)
Net increase (decrease) in net assets 35,881,896 (101,446,612) 978,174
Net assets at the beginning of period 85,658,307 187,104,919 186,126,745
Net assets at the end of period $ 121,540,203 $ 85,658,307 $ 187,104,919

See accompanying notes to financial statements.

Flexible Income
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Operations
Net investment income (loss) $ 62,071,452 $ 65,072,855 $ 63,735,696
Net realized gain (loss) from investments (23,267,172) 13,408,927 (52,553,831)
Net realized gain (loss) from options written 469,013 1,231 301,006
Change in net unrealized appreciation (depreciation) of investments (249,341,750) 64,611,491 2,703,606
Change in net unrealized appreciation (depreciation) of options written (165,293) 165,292 –
Net increase (decrease) in net assets from operations (210,233,750) 143,259,796 14,186,477
Distributions to Shareholders
Dividends:
Class A Shares (11,797,013) (12,116,702) (13,760,149)
Class C Shares (8,946,228) (9,533,349) (11,985,677)
Class R6 Shares (742,040) (460,978) (353,971)
Class I Shares (55,624,570) (52,878,328) (59,414,084)
Decrease in net assets from distributions to shareholders (77,109,851) (74,989,357) (85,513,881)
Fund Share Transactions
Proceeds from sale of shares 384,514,694 583,992,891 770,135,346
Proceeds from shares issued to shareholders due to reinvestment of distributions 75,334,744 73,767,550 85,141,825
459,849,438 657,760,441 855,277,171
Cost of shares redeemed (551,362,571) (446,475,445) (596,857,685)
Net increase (decrease) in net assets from Fund share transactions (91,513,133) 211,284,996 258,419,486
Net increase (decrease) in net assets (378,856,734) 279,555,435 187,092,082
Net assets at the beginning of period 1,873,557,238 1,594,001,803 1,406,909,721
Net assets at the end of period $ 1,494,700,504 $ 1,873,557,238 $ 1,594,001,803

See accompanying notes to financial statements.

Floating Rate Income
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Operations
Net investment income (loss) $ 69,005,555 $ 32,669,283 $ 41,831,565
Net realized gain (loss) from investments (16,720,970) (8,740,231) (48,008,589)
Change in net unrealized appreciation (depreciation) of investments (94,351,288) 62,295,861 (27,077,548)
Net increase (decrease) in net assets from operations (42,066,703) 86,224,913 (33,254,572)
Distributions to Shareholders
Dividends:
Class A Shares (7,138,690) (3,923,887) (5,043,261)
Class C Shares (1,309,874) (1,099,742) (1,881,098)
Class R6 Shares (7,141,660) (3,286,851) (2,956,643)
Class I Shares (54,925,152) (26,580,531) (39,658,769)
Decrease in net assets from distributions to shareholders (70,515,376) (34,891,011) (49,539,771)
Fund Share Transactions
Proceeds from sale of shares 2,635,293,845 648,316,331 411,707,659
Proceeds from shares issued to shareholders due to reinvestment of distributions 62,585,772 31,264,656 44,804,076
2,697,879,617 679,580,987 456,511,735
Cost of shares redeemed (1,329,659,883) (377,359,108) (774,402,165)
Net increase (decrease) in net assets from Fund share transactions 1,368,219,734 302,221,879 (317,890,430)
Net increase (decrease) in net assets 1,255,637,655 353,555,781 (400,684,773)
Net assets at the beginning of period 1,068,659,007 715,103,226 1,115,787,999
Net assets at the end of period $ 2,324,296,662 $ 1,068,659,007 $ 715,103,226

See accompanying notes to financial statements.

High Yield Income
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Operations
Net investment income (loss) $ 25,315,836 $ 27,444,946 $ 30,038,055
Net realized gain (loss) from investments (30,678,130) 14,738,521 (29,094,856)
Net realized gain (loss) from swaps 315,061 – (206,372)
Change in net unrealized appreciation (depreciation) of investments (58,618,202) 26,995,711 (12,437,874)
Net increase (decrease) in net assets from operations (63,665,435) 69,179,178 (11,701,047)
Distributions to Shareholders
Dividends:
Class A Shares (2,268,525) (2,442,754) (3,048,610)
Class C Shares (817,974) (1,478,044) (2,278,339)
Class R6 Shares (347,690) (382,235) (391,970)
Class I Shares (21,870,651) (27,432,689) (27,070,848)
Decrease in net assets from distributions to shareholders (25,304,840) (31,735,722) (32,789,767)
Fund Share Transactions
Proceeds from sale of shares 319,175,710 297,420,498 327,766,372
Proceeds from shares issued to shareholders due to reinvestment of distributions 24,364,224 30,297,730 30,907,131
343,539,934 327,718,228 358,673,503
Cost of shares redeemed (390,244,003) (204,424,085) (405,072,906)
Net increase (decrease) in net assets from Fund share transactions (46,704,069) 123,294,143 (46,399,403)
Net increase (decrease) in net assets (135,674,344) 160,737,599 (90,890,217)
Net assets at the beginning of period 671,091,331 510,353,732 601,243,949
Net assets at the end of period $ 535,416,987 $ 671,091,331 $ 510,353,732

See accompanying notes to financial statements.

Preferred Securities and Income
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Operations
Net investment income (loss) $ 221,194,609 $ 214,372,042 $ 200,926,968
Net realized gain (loss) from investments (39,238,384) 15,660,019 (49,820,389)
Net realized gain (loss) from futures contracts 11,792,157 2,358,134 (11,927,812)
Net realized gain (loss) from swaps – – (2,222,747)
Change in net unrealized appreciation (depreciation) of investments (694,450,697) 271,055,986 (60,947,893)
Change in net unrealized appreciation (depreciation) of futures contracts (2,069,139) 2,722,673 (653,534)
Change in net unrealized appreciation (depreciation) of swaps – – 1,150,645
Net increase (decrease) in net assets from operations (502,771,454) 506,168,854 76,505,238
Distributions to Shareholders
Dividends:
Class A Shares (25,258,186) (24,863,918) (22,381,281)
Class C Shares (7,777,840) (9,343,513) (10,869,756)
Class R3 Shares
(1)
— (123,631) (99,790)
Class R6 Shares (45,822,169) (33,907,594) (22,477,503)
Class I Shares (166,609,787) (164,197,788) (151,218,507)
Return of capital:
Class A Shares (864,230) — —
Class C Shares (317,696) — —
Class R3 Shares — — —
Class R6 Shares (1,475,493) — —
Class I Shares (5,423,300) — —
Decrease in net assets from distributions to shareholders (253,548,701) (232,436,444) (207,046,837)
Fund Share Transactions
Proceeds from sale of shares 2,467,230,498 2,511,404,036 2,069,830,048
Proceeds from shares issued to shareholders due to reinvestment of distributions 223,486,739 202,562,578 179,694,455
2,690,717,237 2,713,966,614 2,249,524,503
Cost of shares redeemed (2,424,701,187) (1,314,089,393) (2,036,765,732)
Net increase (decrease) in net assets from Fund share transactions 266,016,050 1,399,877,221 212,758,771
Net increase (decrease) in net assets (490,304,105) 1,673,609,631 82,217,172
Net assets at the beginning of period 5,616,627,099 3,943,017,468 3,860,800,296
Net assets at the end of period $ 5,126,322,994 $ 5,616,627,099 $ 3,943,017,468

See accompanying notes to financial statements.

Strategic Income
Two Months Ended
8/31/22
Year Ended
6/30/22
Year Ended
6/30/21
Operations
Net investment income (loss) $ 5,020,408 $ 27,531,160 $ 20,936,901
Net realized gain (loss) from investments (6,850,417) (12,292,617) 9,928,743
Net realized gain (loss) from futures contracts 1,022,630 4,239,122 (1,154,722)
Net realized gain (loss) from swaps 162,518 – (20,553)
Change in net unrealized appreciation (depreciation) of investments 14,846,403 (113,721,127) 21,564,129
Change in net unrealized appreciation (depreciation) of futures contracts (313,952) 1,163,834 160,985
Net increase (decrease) in net assets from operations 13,887,590 (93,079,628) 51,415,483
Distributions to Shareholders
Dividends:
Class A Shares (719,094) (3,806,231) (3,716,215)
Class C Shares (108,128) (613,221) (790,131)
Class R3 Shares
(1)
— — (69,107)
Class R6 Shares (1,806,717) (8,731,621) (2,233,938)
Class I Shares (2,530,818) (13,540,313) (13,610,712)
Decrease in net assets from distributions to shareholders (5,164,757) (26,691,386) (20,420,103)
Fund Share Transactions
Proceeds from sale of shares 45,375,187 365,153,490 262,293,562
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,245,251 21,214,611 14,543,140
49,620,438 386,368,101 276,836,702
Cost of shares redeemed (56,355,925) (238,194,913) (241,434,814)
Net increase (decrease) in net assets from Fund share transactions (6,735,487) 148,173,188 35,401,888
Net increase (decrease) in net assets 1,987,346 28,402,174 66,397,268
Net assets at the beginning of period 691,604,827 663,202,653 596,805,385
Net assets at the end of period $ 693,592,173 $ 691,604,827 $ 663,202,653
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Credit Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022(e) $ 6.22 $ 0.06 $ 0.14 $ 0.20 $ (0.05) $ — $ (0.01) $ (0.06) $ 6.36
2022 7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
2021 6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
2020 7.44 0.38 (0.75) (0.37) (0.35) — (0.03) (0.38) 6.69
2019 7.51 0.46 (0.04) 0.42 (0.49) — — (0.49) 7.44
2018 7.80 0.52 (0.28) 0.24 (0.53) — — (0.53) 7.51
Class
C
2022(e) 6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
2022 7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
2021 6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
2020 7.43 0.33 (0.74) (0.41) (0.30) — (0.03) (0.33) 6.69
2019 7.50 0.40 (0.04) 0.36 (0.43) — — (0.43) 7.43
2018 7.79 0.46 (0.28) 0.18 (0.47) — — (0.47) 7.50
Class
I
2022(e) 6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
2022 7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
2021 6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
2020 7.47 0.40 (0.76) (0.36) (0.37) — (0.03) (0.40) 6.71
2019 7.54 0.48 (0.04) 0.44 (0.51) — — (0.51) 7.47
2018 7.82 0.54 (0.27) 0.27 (0.55) — — (0.55) 7.54
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
For the two months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
3.16% $ 51,908 1.50% (f) 1.03% (f) 5.53% (f) 6%
(12.23) 51,332 1.15 1.00 4.51 120
16.01 77,953 1.12 1.00 4.75 196
(5.15) 82,545 1.12 1.00 5.31 80
5.86 151,673 1.01 1.00 6.19 113
3.16 126,376 1.04 1.00 6.70 126
3.02 8,926 2.25 (f) 1.78 (f) 4.77 (f) 6
(12.92) 8,887 1.90 1.75 3.70 120
15.03 15,101 1.87 1.75 4.02 196
(5.75) 22,612 1.87 1.75 4.58 80
5.04 35,655 1.77 1.75 5.46 113
2.37 41,121 1.80 1.75 6.00 126
3.20 60,706 1.25 (f) 0.78 (f) 5.55 (f) 6
(12.23) 25,439 0.90 0.75 4.63 120
16.40 94,051 0.87 0.75 4.99 196
(5.03) 80,728 0.86 0.75 5.47 80
6.10 101,560 0.76 0.75 6.45 113
3.52 139,777 0.79 0.75 6.95 126

Financial Highlights

Flexible Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 22.27 $ 0.72 $ (3.16) $ (2.44) $ (0.90) $ — $ (0.90) $ 18.93
2021 21.36 0.81 1.04 1.85 (0.94) — (0.94) 22.27
2020 22.06 0.88 (0.39) 0.49 (1.19) — (1.19) 21.36
2019 21.44 1.02 0.76 1.78 (1.16) — (1.16) 22.06
2018 22.13 1.01 (0.52) 0.49 (1.18) — (1.18) 21.44
2017 21.81 1.11 0.33 1.44 (1.12) — (1.12) 22.13
Class
C
2022(f) 22.22 0.58 (3.15) (2.57) (0.75) — (0.75) 18.90
2021 21.31 0.64 1.04 1.68 (0.77) — (0.77) 22.22
2020 22.01 0.72 (0.39) 0.33 (1.03) — (1.03) 21.31
2019 21.40 0.86 0.75 1.61 (1.00) — (1.00) 22.01
2018 22.08 0.85 (0.52) 0.33 (1.01) — (1.01) 21.40
2017 21.77 0.95 0.32 1.27 (0.96) — (0.96) 22.08
Class
R6
2022(f) 22.42 0.79 (3.19) (2.40) (0.96) — (0.96) 19.06
2021 21.50 0.89 1.04 1.93 (1.01) — (1.01) 22.42
2020 22.20 0.96 (0.40) 0.56 (1.26) — (1.26) 21.50
2019 21.57 1.11 0.74 1.85 (1.22) — (1.22) 22.20
2018 22.19 1.13 (0.51) 0.62 (1.24) — (1.24) 21.57
2017 21.88 1.21 0.26 1.47 (1.16) — (1.16) 22.19
Class
I
2022(f) 22.29 0.77 (3.16) (2.39) (0.95) — (0.95) 18.95
2021 21.38 0.87 1.03 1.90 (0.99) — (0.99) 22.29
2020 22.08 0.93 (0.39) 0.54 (1.24) — (1.24) 21.38
2019 21.47 1.08 0.74 1.82 (1.21) — (1.21) 22.08
2018 22.16 1.07 (0.53) 0.54 (1.23) — (1.23) 21.47
2017 21.84 1.17 0.33 1.50 (1.18) — (1.18) 22.16
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
For the eleven months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended September 30, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(11.18) % (11.18) % $ 230,505 1.02% (g) 0.95% (g) 3.78% (g) 3.78% (g) 31%
8.71 8.71 298,734 1.04 0.95 3.66 3.65 30
2.35 N/A 264,865 1.04 0.96 4.13 N/A 38
8.69 N/A 221,484 1.06 0.96 4.85 N/A 24
2.27 N/A 176,014 1.08 0.96 4.66 N/A 29
6.77 N/A 125,547 1.12 0.96 5.11 N/A 24
(11.81) (11.81) 208,775 1.77 (g) 1.70 (g) 3.03 (g) 3.03 (g) 31
7.97 7.97 276,035 1.79 1.70 2.91 2.90 30
1.59 N/A 262,068 1.79 1.71 3.38 N/A 38
7.85 N/A 223,364 1.81 1.71 4.10 N/A 24
1.49 N/A 182,049 1.83 1.71 3.91 N/A 29
6.04 N/A 128,801 1.87 1.71 4.37 N/A 24
(10.96) (10.96) 15,113 0.71 (g) 0.64 (g) 4.12 (g) 4.12 (g) 31
9.09 9.09 14,881 0.72 0.64 3.97 3.96 30
2.69 N/A 6,682 0.72 0.64 4.46 N/A 38
9.03 N/A 649 0.74 0.64 5.22 N/A 24
2.86 N/A 272 0.75 0.64 5.12 N/A 29
6.95 N/A 43 0.80 0.63 5.51 N/A 24
(11.00) (11.00) 1,040,308 0.77 (g) 0.70 (g) 4.03 (g) 4.03 (g) 31
9.02 9.02 1,283,908 0.79 0.70 3.90 3.89 30
2.60 N/A 1,060,386 0.79 0.71 4.38 N/A 38
8.91 N/A 961,413 0.80 0.71 5.09 N/A 24
2.53 N/A 632,596 0.83 0.71 4.92 N/A 29
7.05 N/A 413,189 0.86 0.71 5.40 N/A 24

Financial Highlights
(continued)
Floating Rate Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
m
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 19.06 $ 0.63 $ (0.93) $ (0.30) $ (0.65) $ — $ (0.65) $ 18.11
2021 17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
2020 19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
2019 19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
2018 19.64 0.79 0.05 0.84 (0.83) — (0.83) 19.65
2017 19.71 0.78 0.18 0.96 (1.03) — (1.03) 19.64
Class
C
2022(e) 19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
2021 17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
2020 19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
2019 19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
2018 19.63 0.64 0.06 0.70 (0.68) — (0.68) 19.65
2017 19.71 0.64 0.16 0.80 (0.88) — (0.88) 19.63
Class
R6
2022(e) 19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
2021 17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
2020 19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
2019 19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
2018 19.68 0.90 0.02 0.92 (0.87) — (0.87) 19.73
2017 19.74 0.86 0.16 1.02 (1.08) — (1.08) 19.68
Class
I
2022(e) 19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
2021 17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
2020 19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
2019 19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
2018 19.65 0.84 0.05 0.89 (0.87) — (0.87) 19.67
2017 19.72 0.82 0.19 1.01 (1.08) — (1.08) 19.65
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfol io Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
For the eleven months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
(1.61) % $ 246,410 0.94% (f) 3.70% (f) 37%
11.67 121,925 1.03 3.88 52
(1.81) 90,684 1.01 4.43 63
1.93 112,723 1.00 4.81 32
4.40 220,648 1.04 4.02 33
4.95 257,236 0.99 3.96 58
(2.30) 55,285 1.69 (f) 2.93 (f) 37
10.79 34,192 1.78 3.14 52
(2.50) 33,375 1.76 3.66 63
1.21 53,639 1.75 4.10 32
3.61 87,289 1.79 3.28 33
4.12 90,616 1.74 3.22 58
(1.29) 227,215 0.61 (f) 4.03 (f) 37
12.03 83,970 0.70 4.20 52
(1.46) 55,634 0.67 4.75 63
2.34 54,122 0.66 5.53 32
4.80 2,298 0.65 4.58 33
5.26 1,114 0.66 4.33 58
(1.32) 1,795,387 0.69 (f) 3.97 (f) 37
11.93 828,572 0.78 4.10 52
(1.56) 535,410 0.76 4.65 63
2.24 895,304 0.76 5.04 32
4.65 2,126,985 0.79 4.29 33
5.20 1,866,183 0.75 4.20 58

Financial Highlights
(continued)
High Yield Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 19.77 $ 0.77 $ (2.68) $ (1.91) $ (0.77) $ — $ (0.77) $ 17.09
2021 18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
2020 20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
2019 20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
2018 20.36 1.04 (0.12) 0.92 (1.14) — (1.14) 20.14
2017 20.11 1.25 0.50 1.75 (1.50) — (1.50) 20.36
Class
C
2022(e) 19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
2021 18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
2020 20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
2019 20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
2018 20.33 0.89 (0.13) 0.76 (0.98) — (0.98) 20.11
2017 20.08 1.11 0.49 1.60 (1.35) — (1.35) 20.33
Class
R6
2022(e) 19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
2021 18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
2020 20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
2019 20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
2018 20.42 1.12 (0.13) 0.99 (1.19) — (1.19) 20.22
2017 20.14 1.39 0.45 1.84 (1.56) — (1.56) 20.42
Class
I
2022(e) 19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
2021 18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
2020 20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
2019 20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
2018 20.37 1.10 (0.13) 0.97 (1.19) — (1.19) 20.15
2017 20.11 1.28 0.53 1.81 (1.55) — (1.55) 20.37
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
For the eleven months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
(9.85) % $ 50,895 1.05% (f) 1.00% (f) 4.54% (f) 116%
12.44 53,994 1.06 0.99 4.40 134
(2.58) 39,747 1.04 1.00 5.43 128
5.73 47,647 1.04 1.00 5.22 70
4.68 52,494 1.04 1.00 5.19 43
8.95 86,950 0.99 0.99 6.14 55
(10.46) 18,123 1.80 (f) 1.75 (f) 3.76 (f) 116
11.61 30,391 1.81 1.75 3.69 134
(3.33) 36,222 1.80 1.75 4.70 128
4.94 54,408 1.80 1.75 4.47 70
3.93 63,854 1.79 1.75 4.43 43
8.15 80,828 1.75 1.74 5.45 55
(9.50) 7,779 0.67 (f) 0.62 (f) 4.94 (f) 116
12.87 7,568 0.70 0.63 4.78 134
(2.19) 6,567 0.68 0.63 5.82 128
6.09 6,651 0.68 0.64 5.58 70
5.09 7,064 0.68 0.64 5.54 43
9.32 4,494 0.67 0.67 6.76 55
(9.63) 458,620 0.80 (f) 0.75 (f) 4.77 (f) 116
12.69 579,139 0.81 0.74 4.66 134
(2.29) 427,818 0.79 0.75 5.67 128
5.98 492,539 0.79 0.75 5.45 70
4.93 586,060 0.79 0.75 5.45 43
9.26 556,776 0.74 0.74 6.31 55

Financial Highlights
(continued)
Preferred Securities and Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022(e) $ 17.84 $ 0.66 $ (2.25) $ (1.59) $ (0.73) $ — $ (0.03) $ (0.76) $ 15.49
2021 16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
2020 17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
2019 16.75 0.90 0.46 1.36 (0.90) — — (0.90) 17.21
2018 17.72 0.90 (0.97) (0.07) (0.90) — — (0.90) 16.75
2017 17.14 0.90 0.62 1.52 (0.94) — — (0.94) 17.72
Class
C
2022(e) 17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
2021 16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
2020 17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
2019 16.77 0.78 0.44 1.22 (0.78) — — (0.78) 17.21
2018 17.73 0.77 (0.96) (0.19) (0.77) — — (0.77) 16.77
2017 17.15 0.77 0.62 1.39 (0.81) — — (0.81) 17.73
Class
R6
2022(e) 17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
2021 16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
2020 17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
2019 16.79 0.95 0.46 1.41 (0.95) — — (0.95) 17.25
2018 17.74 0.97 (0.97) — (0.95) — — (0.95) 16.79
2017 17.15 0.95 0.62 1.57 (0.98) — — (0.98) 17.74
Class
I
2022(e) 17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
2021 16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
2020 17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
2019 16.77 0.95 0.44 1.39 (0.94) — — (0.94) 17.22
2018 17.73 0.94 (0.95) (0.01) (0.95) — — (0.95) 16.77
2017 17.14 0.95 0.62 1.57 (0.98) — — (0.98) 17.73
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
For the eleven months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
(9.07) % $ 551,741 0.99% (f) 4.34% (f) 12%
11.79 597,657 0.99 4.32 14
2.33 458,391 1.03 4.97 37
8.45 416,289 1.03 5.44 34
(0.39) 383,353 1.03 5.20 30
9.11 458,980 1.04 5.19 9
(9.72) 184,904 1.74 (f) 3.57 (f) 12
10.96 232,618 1.74 3.57 14
1.63 235,790 1.78 4.21 37
7.54 260,290 1.79 4.69 34
(1.07) 276,059 1.78 4.47 30
(8.31) 291,647 1.79 4.46 9
(8.84) 1,051,040 0.67 (f) 4.65 (f) 12
12.16 944,235 0.68 4.65 14
2.66 453,348 0.69 5.32 37
8.77 382,299 0.70 5.73 34
(0.01) 673,119 0.71 5.63 30
9.42 4,021 0.72 5.51 9
(8.91) 3,338,638 0.74 (f) 4.57 (f) 12
12.11 3,842,118 0.74 4.57 14
2.57 2,792,500 0.78 5.20 37
8.66 2,800,599 0.78 5.69 34
(0.09) 2,650,158 0.78 5.47 30
9.43 3,035,551 0.78 5.47 9

Financial Highlights
(continued)
Strategic Income
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022(e) $ 9.66 $ 0.07 $ 0.12 $ 0.19 $ (0.07) $ — $ — $ (0.07) $ 9.78
2022 11.23 0.35 (1.59) (1.24) (0.33) — — (0.33) 9.66
2021 10.69 0.34 0.53 0.87 (0.33) — — (0.33) 11.23
2020 10.60 0.36 0.12 0.48 (0.39) — — (0.39) 10.69
2019 10.17 0.40 0.38 0.78 (0.35) — — (0.35) 10.60
2018 10.65 0.36 (0.43) (0.07) (0.21) — (0.20) (0.41) 10.17
Class
C
2022(e) 9.61 0.05 0.13 0.18 (0.06) — — (0.06) 9.73
2022 11.17 0.26 (1.57) (1.31) (0.25) — — (0.25) 9.61
2021 10.64 0.26 0.52 0.78 (0.25) — — (0.25) 11.17
2020 10.55 0.28 0.12 0.40 (0.31) — — (0.31) 10.64
2019 10.12 0.32 0.39 0.71 (0.28) — — (0.28) 10.55
2018 10.59 0.28 (0.42) (0.14) (0.13) — (0.20) (0.33) 10.12
Class
R6
2022(e) 9.69 0.07 0.13 0.20 (0.07) — — (0.07) 9.82
2022 11.27 0.39 (1.60) (1.21) (0.37) — — (0.37) 9.69
2021 10.73 0.38 0.53 0.91 (0.37) — — (0.37) 11.27
2020 10.64 0.40 0.12 0.52 (0.43) — — (0.43) 10.73
2019 10.20 0.44 0.38 0.82 (0.38) — — (0.38) 10.64
2018 10.67 0.39 (0.42) (0.03) (0.24) — (0.20) (0.44) 10.20
Class
I
2022(e) 9.66 0.07 0.12 0.19 (0.07) — — (0.07) 9.78
2022 11.23 0.37 (1.58) (1.21) (0.36) — — (0.36) 9.66
2021 10.69 0.37 0.53 0.90 (0.36) — — (0.36) 11.23
2020 10.60 0.39 0.12 0.51 (0.42) — — (0.42) 10.69
2019 10.17 0.42 0.39 0.81 (0.38) — — (0.38) 10.60
2018 10.65 0.38 (0.42) (0.04) (0.24) — (0.20) (0.44) 10.17
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
For the two months ended August 31, 2022.  Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
1.94% $ 105,182 1.02% (f) 0.84% (f) 3.99% (f) 10%
(11.26) 102,000 0.93 0.83 3.19 75
8.25 139,845 0.95 0.84 3.07 128
4.63 101,886 0.97 0.84 3.42 62
7.89 87,084 0.96 0.84 3.90 54
(0.70) 106,805 0.93 0.83 3.41 124
1.82 18,212 1.77 (f) 1.59 (f) 3.23 (f) 10
(11.91) 19,754 1.68 1.58 2.43 75
7.39 30,993 1.70 1.59 2.33 128
3.84 37,285 1.72 1.59 2.71 62
7.11 42,024 1.71 1.59 3.15 54
(1.40) 59,612 1.68 1.58 2.66 124
2.10 240,575 0.69 (f) 0.51 (f) 4.31 (f) 10
(10.97) 236,581 0.59 0.49 3.59 75
8.59 67,689 0.62 0.51 3.40 128
4.96 59,099 0.63 0.50 3.77 62
8.24 50,127 0.62 0.50 4.26 54
(0.38) 46,588 0.60 0.50 3.75 124
1.99 329,623 0.77 (f) 0.59 (f) 4.23 (f) 10
(11.01) 333,270 0.68 0.58 3.46 75
8.51 424,677 0.70 0.59 3.32 128
4.86 395,502 0.72 0.59 3.71 62
8.15 400,059 0.71 0.59 4.15 54
(0.47) 493,098 0.68 0.58 3.67 124

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen
Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund (“Strategic Income”),
among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and Nuveen High Yield
Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible
Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the
“Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment
Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.
Change in Fiscal and Tax Year End
Effective February 24, 2022, the Funds’ Board of Directors/Trustees (the “Board”) approved that each Fund’s fiscal and tax year end (collectively,
“fiscal year ends”) be changed from June 30 to August 31 for Credit Income and Strategic Income and from September 30 to August 31 for Flexible
Income, Floating Rate Income, High Yield Income and Preferred Securities and Income. As a result, effective July 1, 2022, the Funds began to adhere to the fiscal reporting and regulatory filing schedule required by an August 31 fiscal year end.
Current Fiscal Period
The end of the reporting period for the Funds is August 31, 2022. The period covered by these Notes to Financial Statements for Credit Income and
Strategic Income is the period July 1, 2022 through August 31, 2022, while the reporting period for Flexible Income, Floating Rate Income, High
Yield Income and Preferred Securities and Income is October 1, 2021 through August 31, 2022 (collectively the “current fiscal period”).
Investment Adviser and Sub-Advisers
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. For Flexible
Income, prior to December 31, 2021, the Adviser had entered into a sub-advisory agreement with NWQ Investment Management, LLC (“NWQ”), an affiliate of the Adviser, under which NWQ managed the investment portfolio of the Fund.
Sub-Adviser and Fund Name Change
In August 2021, Flexible Income’s Board approved an amended and restated sub-advisory agreement for the Fund, effective on December 31, 2021, between the Adviser and NAM, pursuant to which NAM replaced NWQ as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen. In connection therewith, the Board also approved that the Fund be renamed from Nuveen NWQ Flexible Income Fund to Nuveen Flexible Income Fund, effective December 31, 2021.
The Fund’s portfolio management team and investment strategy were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)

Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
None of the Trusts pay compensation directly to those of its directors/trustees or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables directors/
trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, Preferred Securities and Income’s investments in non-U.S. securities were as follows:
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each
Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 611,246,957 11.9%
Switzerland 395,141,737 7.7
France 264,393,033 5.2
Spain 120,479,157 2.3
Netherlands 112,643,373 2.2
Canada 108,991,736 2.1
Australia 108,646,492 2.1
Germany 80,423,292 1.6
Ireland 65,678,674 1.3
Other 172,367,346 3.4
Total non-U.S. Securities $2,040,011,797 39.8%

Notes to Financial Statements
(continued)
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Prices of fixed-income securities are generally provided by a pricing service approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated

Notes to Financial Statements
(continued)
cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 57,581,447 $ –** $ 57,581,447
Asset-Backed and Mortgage-Backed Securities – 25,841,836 – 25,841,836
Variable Rate Senior Loan Interests – 11,317,454 – 11,317,454
Exchange-Traded Funds 4,786,689 – – 4,786,689
Sovereign Debt – 4,346,069 – 4,346,069
Contingent Capital Securities – 2,511,757 – 2,511,757
$1,000 Par (or similar) Institutional Preferred – 2,200,364 – 2,200,364
$25 Par (or similar) Retail Preferred 777,465 – – 777,465
Common Stocks – – 89*** 89
Investments Purchased with Collateral from Securities
Lending 7,467,287 – – 7,467,287
Short-Term Investments:
Repurchase Agreements – 13,204,016 – 13,204,016
Investments in Derivatives:
Credit Default Swaps**** – (79,080) – (79,080)
Total
$ 13,031,441 $ 116,923,863 $ 89 $ 129,955,393
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 679,582,733 $ – $ 679,582,733
$1,000 Par (or similar) Institutional Preferred – 378,343,586 – 378,343,586
Common Stocks 219,614,123 – – 219,614,123
$25 Par (or similar) Retail Preferred 80,689,920 – – 80,689,920
Convertible Preferred Securities 55,561,458 – – 55,561,458
Structured Notes – 23,911,482 – 23,911,482
Convertible Bonds – 14,361,812 – 14,361,812
Investments Purchased with Collateral from Securities
Lending 29,611,664 – – 29,611,664
Short-Term Investments:
Repurchase Agreements – 29,313,890 – 29,313,890
Total
$ 385,477,165 $ 1,125,513,503 $ – $ 1,510,990,668
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Variable Rate Senior Loan Interests $ – $ 1,971,372,564 $ 2,892,177*** $ 1,974,264,741
Corporate Bonds – 277,156,825 – 277,156,825
Exchange-Traded Funds 46,196,980 – – 46,196,980
Common Stocks 1,386,071 19,923,633
*****
11,979*** 21,321,683
$1,000 Par (or similar) Institutional Preferred – 15,818,342 – 15,818,342
Warrants 9,175 7,108,503
*****
– 7,117,678
Convertible Preferred Securities – 375,187
*****
– 375,187
Investments Purchased with Collateral from Securities
Lending 4,818,092 – – 4,818,092
Short-Term Investments:
Investment Companies 33,358,107 – – 33,358,107
Total
$ 85,768,425 $ 2,291,755,054 $ 2,904,156 $ 2,380,427,635

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 444,157,901 $ – $ 444,157,901
Variable Rate Senior Loan Interests – 35,046,397 5,170,564*** 40,216,961
$1,000 Par (or similar) Institutional Preferred – 6,499,896 – 6,499,896
Common Stocks – 3,061,208
*****
– 3,061,208
Warrants – 1,910,159
*****
– 1,910,159
Investments Purchased with Collateral from Securities
Lending 15,820,798 – – 15,820,798
Short-Term Investments:
Investment Companies 31,582,470 – – 31,582,470
Total
$ 47,403,268 $ 490,675,561 $ 5,170,564 $ 543,249,393
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,493,512,642 $ – $ 2,493,512,642
Contingent Capital Securities – 1,636,323,782 – 1,636,323,782
$25 Par (or similar) Retail Preferred 735,322,325 188,437,768
*****
– 923,760,093
Investments Purchased with Collateral from Securities
Lending 53,834,118 – – 53,834,118
Short-Term Investments:
Repurchase Agreements – 65,121,741 – 65,121,741
Total
$ 789,156,443 $ 4,383,395,933 $ – $ 5,172,552,376
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Asset-Backed and Mortgage-Backed Securities $ – $ 277,627,059 $ 1,822,171*** $ 279,449,230
Corporate Bonds – 212,824,353 –** 212,824,353
$1,000 Par (or similar) Institutional Preferred – 46,952,725 – 46,952,725
Sovereign Debt – 45,292,280 – 45,292,280
Contingent Capital Securities – 27,348,072 – 27,348,072
U.S. Government and Agency Obligations – 23,976,875 – 23,976,875
Variable Rate Senior Loan Interests – 23,319,957 – 23,319,957
$25 Par (or similar) Retail Preferred 3,487,815 1,481,900
*****
– 4,969,715
Investments Purchased with Collateral from Securities
Lending 10,771,866 – – 10,771,866
Short-Term Investments:
Repurchase Agreements – 44,212,268 – 44,212,268
Investments in Derivatives:
Futures Contracts**** 901,059 – – 901,059
Total
$ 15,160,740 $ 703,035,489 $ 1,822,171 $ 720,018,400
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
*** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
**** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
***** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

Notes to Financial Statements
(continued)
Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund
Outstanding
Unfunded Senior Loan
Commitments
Credit Income
$ —
Flexible Income
—
Floating Rate Income
1,925,772
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Credit Income Exchange-Traded Funds $4,738,767 $4,879,591
Corporate Bonds 1,824,699 1,918,483
Contingent Capital Securities 350,184 368,500
Sovereign Debt 293,941 300,713
Total $7,207,591 $7,467,287
Flexible Income Corporate Bonds $18,213,843 $19,110,134
$1,000 Par (or similar) Institutional Preferred 10,088,008 10,446,930
$25 Par (or similar) Retail Preferred 52,520 54,600
Total $28,354,371 $29,611,664
Floating Rate Income Corporate Bonds 2,647,929 $2,775,418
Exchange-Traded Funds 1,227,290 1,258,309
Common Stocks 349,447 406,965
$1,000 Par (or similar) Institutional Preferred 365,325 377,400
Total $4,589,991 $4,818,092
High Yield Income Corporate Bonds $15,084,535 $15,820,798
Preferred Securities and Income $1,000 Par (or similar) Institutional Preferred $33,409,302 $35,006,733
Contingent Capital Securities 15,844,356 16,465,095
$25 Par (or similar) Retail Preferred 2,258,207 2,362,290
Total $51,511,865 $53,834,118

Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the
Strategic Income Corporate Bonds $7,069,703 $8,013,205
Sovereign Debt 2,520,895 2,620,108
$1,000 Par (or similar) Institutional Preferred 133,334 138,553
Total $9,723,932 $10,771,866
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $13,204,016 $(13,468,100)
Flexible Income Fixed Income Clearing Corporation 29,313,890 (29,900,199)
Preferred Securities and Income Fixed Income Clearing Corporation 65,121,741 (66,424,189)
Strategic Income Fixed Income Clearing Corporation 44,212,268 (45,096,547)
Fund
Purchases
Sales and
Maturities
Credit Income
$ 27,559,174 $ 6,046,263
Flexible Income
521,679,545 561,910,291
Floating Rate Income
2,101,767,750 686,265,953
High Yield Income
634,776,478 694,608,192
Preferred Securities and Income
892,196,582 623,824,850
Strategic Income
67,154,541 80,567,843

Notes to Financial Statements
(continued)
credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of
Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, Credit Income and High Yield Income used credit default swaps to increase their portfolio’s exposure to high yield credit. Strategic Income used credit default swap index contracts to buy credit protection on a portion of the portfolio’s exposure to high yield credit.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
Credit Income $ 2,475,000
High Yield Income** $ -
Strategic Income** $ -
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
**The Fund used credit default swaps during the current fiscal period. However, the Fund did not have any such positions outstanding at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Credit Income
Credit
Swaps (OTC
Cleared) - $- Payable for variation margin on swaps*** $79,080
*** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net Unrealized
Appreciation (Depreciation)
of Swaps
Credit Income Credit Swaps $(30,109) $(79,080)
High Yield Income Credit Swaps $315,061 $ -
Strategic Income Credit Swaps $162,518 $ -

Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Preferred Securities and Income sold interest rate futures to reduce the duration of its portfolio and Strategic Income sold interest rate futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Options Transactions
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of
“Options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options written during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options written” on the Statement of
Operations. When an option is exercised or expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options written” on the Statement of Operations. The Fund, as a writer of an option, has no control over whether
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Preferred Securities and Income $76,219,782
Strategic Income $204,103,042
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Strategic Income
Interest rate
Futures
contracts
Receivable for variation
margin on futures contracts** $347,244
Payable for variation margin
on futures contracts** $553,815
** Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation)
of Futures Contracts
Preferred Securities and Income Interest rate Future contracts $11,792,157 $(2,069,139)
Strategic Income Interest rate Future contracts $1,022,630 $(313,952)

Notes to Financial Statements
(continued)
the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
During the current fiscal period, Flexible Income wrote call options on Applied Materials, Inc. and Qualcomm Incorporated to partially hedge against the long common stock position in the Fund’s portfolio.
The average notional amount of outstanding options written during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on options written on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Average Notional Amount of
Outstanding Options Written*
Flexible Income $ 3,327,800
* The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Options Written
Change in Net Unrealized
Appreciation (Depreciation)
of Options Written
Flexible Income Equity price Options written $469,014 $(165,293)

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Two Months Ended
8/31/22
Year Ended
6/30/22
Year Ended
6/30/21
Credit Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 60,356 $385,630 1,318,841 $9,494,449 4,713,474 $33,650,595
Class A - automatic conversion of Class C
Shares 198 1,368 181 1,298 2,903 21,166
Class A - automatic conversion of Class R3
Shares — — — — 33,499 247,561
Class C 44,595 286,664 108,118 767,238 161,941 1,164,088
Class R3
(1)
— — — — 3,490 25,745
Class I 5,580,492 36,045,244 8,821,750 64,215,598 17,507,057 124,921,019
Shares issued to shareholders due to reinvestment of distributions:
Class A 67,327 431,100 382,466 2,700,475 463,537 3,331,198
Class C 10,584 67,651 67,514 477,445 100,501 720,396
Class R3
(1)
— — — — 1,222 8,957
Class I 59,662 381,752 350,312 2,516,058 579,184 4,191,831
5,823,214 37,599,409 11,049,182 80,172,561 23,566,808 168,282,556
Shares redeemed:
Class A (213,920) (1,369,798) (3,950,941) (28,481,462) (7,044,878) (50,346,706)
Class C (80,232) (513,994) (781,245) (5,508,093) (1,604,428) (11,502,815)
Class C - automatic conversion to Class A
Shares (199) (1,368) (181) (1,298) (2,907) (21,166)
Class R3
(1)
— — — — (7,230) (52,700)
Class R3 - automatic conversion to Class A
Shares — — — — (32,790) (247,561)
Class I (195,615) (1,252,865) (17,717,847) (128,315,850) (17,488,589) (124,454,752)
(489,966) (3,138,025) (22,450,214) (162,306,703) (26,180,822) (186,625,700)
Net increase (decrease) 5,333,248 $34,461,384 (11,401,032) $(82,134,142) (2,614,014) $(18,343,144)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Flexible Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 2,051,982 $43,395,542 3,908,647 $86,693,116 5,469,009 $118,261,432
Class A - automatic conversion of Class C
Shares 773 15,063 4,029 88,963 — —
Class C 968,231 20,585,586 2,268,130 50,169,131 4,052,604 87,617,607
Class R6 240,094 5,174,437 494,981 11,097,087 605,008 13,311,022
Class I 14,965,232 315,344,066 19,629,637 435,944,594 25,654,804 550,945,285
Shares issued to shareholders due to reinvestment of distributions:
Class A 560,789 11,581,424 538,418 11,936,665 637,377 13,618,018
Class C 426,470 8,794,848 424,858 9,395,795 559,344 11,925,868
Class R6 16,294 337,096 12,715 283,470 14,871 322,014
Class I 2,644,023 54,621,376 2,348,984 52,151,620 2,771,662 59,275,925
21,873,888 459,849,438 29,630,399 657,760,441 39,764,679 855,277,171
Shares redeemed:
Class A (3,853,653) (79,032,714) (3,436,627) (76,080,859) (3,744,898) (78,677,896)
Class C (2,769,780) (56,610,478) (2,561,954) (56,616,512) (2,460,839) (51,681,376)
Class C - automatic conversion to Class A
Shares (774) (15,063) (4,038) (88,963) — —
Class R6 (127,357) (2,578,883) (154,768) (3,450,716) (338,319) (7,374,455)
Class I (20,312,303) (413,125,433) (13,983,751) (310,238,395) (22,369,613) (459,123,958)
(27,063,867) (551,362,571) (20,141,138) (446,475,445) (28,913,669) (596,857,685)
Net increase (decrease) (5,189,979) $(91,513,133) 9,489,261 $211,284,996 10,851,010 $258,419,486

Notes to Financial Statements
(continued)
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Floating Rate Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 13,551,835 $253,448,417 3,057,096 $57,723,358 1,506,851 $27,100,155
Class A - automatic conversion of Class C
Shares 56 1,071 168 3,138 1,990 37,153
Class C 1,889,053 35,301,463 426,509 8,050,219 208,562 3,863,094
Class R6 10,599,284 200,849,228 1,213,886 22,572,822 281,994 5,040,233
Class I 114,760,443 2,145,693,666 29,640,494 559,966,794 20,322,145 375,667,024
Shares issued to shareholders due to reinvestment of distributions:
Class A 317,556 5,847,005 156,481 2,930,167 208,774 3,780,579
Class C 63,152 1,163,862 51,823 969,296 86,431 1,568,431
Class R6 328,684 6,097,582 174,422 3,285,824 163,051 2,955,415
Class I 2,683,635 49,477,323 1,283,649 24,079,369 2,016,547 36,499,651
144,193,698 2,697,879,617 36,004,528 679,580,987 24,796,345 456,511,735
Shares redeemed:
Class A (6,663,962) (122,682,242) (1,911,842) (35,575,148) (2,529,746) (45,221,584)
Class C (694,359) (12,792,746) (559,193) (10,414,528) (1,229,054) (22,262,056)
Class C - automatic conversion to Class A
Shares (56) (1,071) (168) (3,138) (1,990) (37,153)
Class R6 (2,831,644) (52,794,499) (116,078) (2,202,856) (157,317) (2,777,845)
Class I (61,877,403) (1,141,389,325) (17,555,830) (329,163,438) (39,165,677) (704,103,527)
(72,067,424) (1,329,659,883) (20,143,111) (377,359,108) (43,083,784) (774,402,165)
Net increase (decrease) 72,126,274 $1,368,219,734 15,861,417 $302,221,879 (18,287,439) $(317,890,430)
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
High Yield Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 1,500,570 $27,860,791 1,520,705 $29,402,853 2,094,513 $40,219,136
Class A - automatic conversion of Class C
Shares 398 7,093 5,972 117,155 — —
Class C 118,553 2,182,576 189,392 3,702,756 81,248 1,545,578
Class R6 112,595 2,087,033 115,018 2,253,904 125,000 2,338,363
Class I 15,485,412 287,038,217 13,486,053 261,943,830 15,169,152 283,663,295
Shares issued to shareholders due to reinvestment of distributions:
Class A 110,743 2,030,857 107,438 2,094,316 144,454 2,750,271
Class C 42,446 783,152 73,557 1,428,123 111,220 2,104,305
Class R6 17,923 329,845 18,076 353,647 19,643 372,380
Class I 1,153,933 21,220,370 1,355,185 26,421,644 1,352,713 25,680,175
18,542,573 343,539,934 16,871,396 327,718,228 19,097,943 358,673,503
Shares redeemed:
Class A (1,365,824) (25,180,847) (1,049,758) (20,206,270) (2,455,553) (43,116,496)
Class C (638,471) (11,894,931) (676,630) (13,154,080) (935,950) (17,636,706)
Class C - automatic conversion to Class A
Shares (398) (7,093) (5,978) (117,155) — —
Class R6 (58,891) (1,088,848) (105,319) (2,056,147) (120,000) (2,269,095)
Class I (19,103,934) (352,072,284) (8,666,649) (168,890,433) (17,848,561) (342,050,609)
(21,167,518) (390,244,003) (10,504,334) (204,424,085) (21,360,064) (405,072,906)
Net increase (decrease) (2,624,945) $(46,704,069) 6,367,062 $123,294,143 (2,262,121) $(46,399,403)

Eleven Months Ended
8/31/22
Year Ended
9/30/21
Year Ended
9/30/20
Preferred Securities and Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 10,359,212 $171,859,699 11,922,417 $210,085,022 11,753,037 $195,406,185
Class A - automatic conversion of Class C
Shares 552 9,091 7,509 132,718 — —
Class A - automatic conversion of Class R3
Shares — — 251,245 4,479,699 — —
Class C 1,408,003 23,688,870 2,577,549 45,555,914 3,018,249 51,114,830
Class R3
(1)
— — 86,505 1,512,818 192,889 2,723,003
Class R6 39,902,273 661,420,867 37,067,835 656,128,075 14,148,938 226,588,031
Class I 97,231,970 1,610,251,971 90,130,117 1,593,509,790 96,458,330 1,593,997,999
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,422,197 23,479,939 1,271,233 22,429,537 1,221,797 20,313,209
Class C 458,851 7,595,861 498,716 8,791,619 598,821 9,968,473
Class R3
(1)
— — 6,683 117,913 5,584 92,139
Class R6 2,821,696 46,663,173 1,882,645 33,386,241 1,328,993 22,125,087
Class I 8,809,478 145,747,766 7,802,803 137,837,268 7,633,690 127,195,547
162,414,232 2,690,717,237 153,505,257 2,713,966,614 136,360,328 2,249,524,503
Shares redeemed:
Class A (9,651,585) (160,212,474) (7,352,832) (129,339,236) (9,769,365) (160,262,711)
Class C (2,967,859) (49,210,602) (4,122,450) (72,507,967) (4,650,693) (76,526,327)
Class C - automatic conversion to Class A
Shares (552) (9,091) (7,505) (132,718) — —
Class R3
(1)
— — (21,135) (375,110) (97,306) (1,565,508)
Class R3 - automatic conversion to Class A
Shares — — (249,565) (4,479,699) — —
Class R6 (27,827,832) (464,961,000) (13,198,700) (232,626,251) (10,616,657) (172,880,021)
Class I (105,798,930) (1,750,308,020) (49,578,571) (874,628,412) (99,967,576) (1,625,531,165)
(146,246,758) (2,424,701,187) (74,530,758) (1,314,089,393) (125,101,597) (2,036,765,732)
Net increase (decrease) 16,167,474 $266,016,050 78,974,499 $1,399,877,221 11,258,731 $212,758,771
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, foreign currency transactions, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, taxes paid, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
Two Months Ended
8/31/22
Year Ended
6/30/22
Year Ended
6/30/21
Strategic Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 449,641 $4,418,739 2,074,903 $22,023,970 4,300,992 $47,607,779
Class A - automatic conversion of Class C
Shares 1,692 17,629 1,698 17,693 11,336 125,494
Class A - automatic conversion of Class R3
Shares — — — — 166,701 1,860,249
Class C 27,874 269,737 175,027 1,905,437 654,656 7,202,856
Class R3
(1)
— — — — 56,077 624,947
Class R6 234,052 2,294,446 19,948,897 225,387,789 3,340,178 37,090,284
Class I 3,902,489 38,374,636 10,873,634 115,818,601 15,118,572 167,781,953
Shares issued to shareholders due to reinvestment of distributions:
Class A 62,109 610,080 294,729 3,152,123 281,391 3,122,654
Class C 10,661 104,186 55,381 589,068 67,933 749,356
Class R3
(1)
— — — — 5,023 55,799
Class R6 179,604 1,771,429 800,966 8,544,118 189,462 2,111,437
Class I 179,158 1,759,556 837,346 8,929,302 766,117 8,503,894
5,047,280 49,620,438 35,062,581 386,368,101 24,958,438 276,836,702
Shares redeemed:
Class A (323,423) (3,165,099) (4,264,306) (45,949,857) (1,835,769) (20,377,866)
Class C (221,537) (2,156,843) (947,420) (10,091,244) (1,441,974) (15,874,191)
Class C - automatic conversion to Class A
Shares (1,701) (17,629) (1,706) (17,693) (11,388) (125,494)
Class R3
(1)
— — — — (177,761) (1,980,525)
Class R3 - automatic conversion to Class A
Shares — — — — (166,106) (1,860,249)
Class R6 (318,704) (3,137,555) (2,343,991) (24,558,640) (3,031,536) (33,769,016)
Class I (4,895,084) (47,878,799) (15,013,236) (157,577,479) (15,061,631) (167,447,473)
(5,760,449) (56,355,925) (22,570,659) (238,194,913) (21,726,165) (241,434,814)
Net increase (decrease) (713,169) $(6,735,487) 12,491,922 $148,173,188 3,232,273 $35,401,888
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 138,718,145 $ 357,650 $ (9,072,684) $ (8,715,034)
Flexible Income
1,691,339,076 30,174,364 (210,522,772) (180,348,408)
Floating Rate Income
2,474,748,293 17,567,150 (111,887,808) (94,320,658)
High Yield Income
597,206,931 4,351,270 (58,308,807) (53,957,537)
Preferred Securities and Income
5,525,760,171 33,389,051 (386,596,846) (353,207,795)
Strategic Income
797,094,254 1,095,865 (78,171,719) (77,075,854)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ — $ — $ (8,715,034) $ (134,175,790) $ — $ (593,780) $ (143,484,604)
Flexible Income
18,275,324 — (180,348,408) (93,968,944) — (6,283,539) (262,325,567)
Floating Rate Income
10,263,157 — (94,320,658) (208,818,190) — (10,108,933) (302,984,624)
High Yield Income
2,247,772 — (53,957,543) (179,788,682) — (2,484,837) (233,983,290)
Preferred Securities and
Income
— — (353,207,795) (197,374,914) — (24,083,283) (574,665,992)
Strategic Income
3,184,616 — (77,075,716) (51,047,183) — (2,773,288) (127,711,571)
Two Months Ended
8/31/22 6/30/22 6/30/21
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Credit Income $822,059 $– $102,400 $6,007,353 $– $— $8,713,741 $– $—
Strategic Income 5,164,757 – — 26,691,386 – — 20,420,103 – —
Eleven Months Ended
8/31/22 9/30/21 9/30/20
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Flexible Income $77,109,851 $– $— $74,989,357 $– $— $85,513,881 $– $—
Floating Rate
Income 70,515,376 – — 34,891,011 – — 49,539,771 – —
High Yield
Income 25,304,840 – — 31,735,722 – — 32,789,767 – —
Preferred
Securities and
Income 245,467,982 – 8,080,719 232,436,444 – — 207,046,837 – —

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for Credit Income and Strategic Income, making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes,
Fund
Short-Term Long-Term Total
Credit Income
$ 45,528,173 $ 88,647,617 $ 134,175,790
Flexible Income
57,414,734 36,554,210 93,968,944
Floating Rate Income
48,559,269 160,258,921 208,818,190
High Yield Income
24,483,847 155,304,835 179,788,682
Preferred Securities and Income
103,663,738 93,711,176 197,374,914
Strategic Income
30,510,750 20,536,433 51,047,183
Average Daily Net
Assets
Credit
Income
Flexible
Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of August 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Flexible Income receives voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as “Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Complex-Level Fee
Credit Income
0 .2000%
Flexible Income
0 .1567%
Floating Rate Income
0 .1567%
High Yield Income
0 .1567%
Preferred Securities and Income
0 .1567%
Strategic Income
0 .1931%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2024 N/A
Flexible Income 0.75% July 31, 2024 1.25%
Floating Rate Income 0.85% July 31, 2024 1.10%
High Yield Income 0.79% July 31, 2024 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2024 N/A
N/A - Not Applicable.
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Credit Income
$ 893 $ 768
Flexible Income
436,911 391,616
Floating Rate Income
598,000 559,201
High Yield Income
90,988 80,707
Preferred Securities and Income
1,008,019 933,308
Strategic Income
7,421 7,210

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
Fund
Commission
Advances
(Unaudited)
Credit Income
$ 575
Flexible Income
251,712
Floating Rate Income
582,493
High Yield Income
14,648
Preferred Securities and Income
588,915
Strategic Income
6,843
Fund
12b-1 Fees
Retained
(Unaudited)
Credit Income
$ 843
Flexible Income
371,143
Floating Rate Income
155,473
High Yield Income
30,279
Preferred Securities and Income
376,307
Strategic Income
2,419
Fund
CDSC
Retained
(Unaudited)
Credit Income
$ 3,790
Flexible Income
59,953
Floating Rate Income
47,235
High Yield Income
3,384
Preferred Securities and Income
111,226
Strategic Income
433
Fund Nuveen Owned Shares
Floating Rate Income -%*
*Rounds to less than 1%.

8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
45,100,000
Preferred Securities and Income
152,100,000
Strategic Income
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
— $ — — %
Flexible Income
— — —
Floating Rate Income
— — —
High Yield Income
60 14,035,000 1.32
Preferred Securities and Income
6 56,433,333 1.28
Strategic Income
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Credit Income $ —
Flexible Income —
Floating Rate Income —
High Yield Income —
Preferred Securities and Income —
Strategic Income —
Fund Percentage
Credit Income
2 .4%
Flexible Income
27 .8
Floating Rate Income
–
High Yield Income
–
Preferred Securities and Income
48 .5
Strategic Income
12 .7
Fund Percentage
Credit Income
7 .5%
Flexible Income
31 .0
Floating Rate Income
–
High Yield Income
–
Preferred Securities and Income
92 .2
Strategic Income
21 .7
Fund
7/1/21 to
12/31/21
Percentage
1/1/22 to
6/30/22
Percentage
7/1/22 to Current
Year End
Percentage
Credit Income
71.3% 53.3% 58.9%
Strategic Income
47 .2 59.6 55.0

163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Flexible Income
72.3% 56.4%
Floating Rate Income
46.9 92.2
High Yield Income
79.9 84.7
Preferred Securities and Income
7.0 4.2
Fund Percentage
Credit Income
100 .0%
Flexible Income
69 .7
Floating Rate Income
84 .3
High Yield Income
91 .3
Preferred Securities and Income
14 .6
Strategic Income
86 .5

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Bloomberg Capital Securities Index:
An Index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index:
An issuer-constrained version of the U.S.
Corporate High Yield Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market that limits each issuer to 2% of the index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to
CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s
CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the

Glossary of Terms Users in the Report
(Unaudited) (continued)

trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Flexible Income Blended Benchmark:
Consists of: 1) 50% ICE BofA U.S. Corporate Index (defined herein), and 2) 50%
ICE BofA U.S. High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Hybrid Security:
A hybrid security combines two or more different financial instruments. A hybrid security generally combines both debt and equity characteristics.
ICE BofA Contingent Capital Securities (USD Hedged) Index (COCO):
An index designed to measure the
performance of all contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and sub-investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Fixed Rate Preferred Securities Index:
An Index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Corporate Index:
An index comprised of USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and a minimum amount outstanding of $250 million. Index returns assume reinvestment of distributions, but do not include the effects of any sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index (CDLR):
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Flexible Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Global High Yield Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Loan Participation Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Sector Income Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Multi-Sector Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-
agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Option-adjusted spread (OAS):
The option-adjusted spread (OAS) for a fixed-income security is the amount of yield that would need to be added to each of the discount rates used to value each of the security’s cash flows (typically based on the yields of U.S. Treasury securities) so that the sum of the discounted value of all of the security’s cash flows matches its market price, using a dynamic pricing model that takes into account any embedded options, such as call features, applicable to the security.
Preferred Securities and Income Blended Benchmark (effective January 29, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (defined herein)
through December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index (defined herein), and 2)
40% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Preferred Securities and Income Blended Benchmark (through January 28, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (see Fund’s
current Blended Benchmark) until December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index
(defined herein), and 2) 40% ICE BofA Contingent Capital Securities (USD Hedged) Index (COCO) (defined herein).
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the Fund’s dividends paid deduction.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Funds’ liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors/Trustees (the
“Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen Floating Rate Fund
determined that it would hold a minimum of 10% of its assets in highly liquid investments, and it maintained at least that amount during the Review
Period. Similarly during the Review Period, Nuveen High Yield Income Fund determined that it would hold a minimum of 20% of its assets in highly liquid investments, and it maintained at least that amount during the review period. All of the other Funds in this Report primarily held highly liquid investments and therefore were exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Directors or Trustees, as applicable (the “Board” and each Director or
Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Credit Income Fund (the “Credit Income Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its Performance Peer
Group for the one- and three-year periods ended December 31, 2021 and the third quartile for the five-year period ended December 31, 2021.
Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31,
2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and the third quartile for the three- and five-
year periods ended March 31, 2022. The Board was also aware that there were changes to the Fund’s investment objective and certain investment policies effective in July 2020 and changes to the portfolio management team, and that the performance data prior to such time would not reflect such changes. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Flexible Income Fund (the “Flexible Income Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year periods ended December 31, 2021 and March 31, 2022 and the second quartile for the three- and five-year periods ended December 31,
2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Floating Rate Income Fund (the “Floating Rate Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021 and March 31, 2022. However, the Fund outperformed its benchmark for the one-year periods ended December 31, 2021 and March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen High Yield Income Fund (the “High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-year period ended
December 31, 2021. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period, the fourth quartile for the three-year period and the third quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March 31, 2022. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period, the fourth quartile for the three-year period and the third quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Preferred Securities and Income Fund (the “Preferred Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its blended benchmark for the one-year period and ranked in the first quartile of its Performance Peer Group for the one-year period, the second quartile for the three-year period and the third quartile for the five-year period ended December 31, 2021. In addition, although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended March 31, 2022, the Fund outperformed its blended benchmark for the one- and three-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Strategic Income Fund (the “Strategic Income Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three-
and five-year periods ended December 31, 2021 and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2021 and the first quartile for the three-year period ended December 31, 2021. Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022 and ranked in the third quartile of its Performance Peer Group for the one-year period, the first quartile for the three-year period and the second quartile for the five-year period ended March 31, 2022. Based on its review, the
Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Credit Income Fund, the Flexible Income Fund and the Strategic Income Fund each had a net management fee and a net expense ratio that were below the respective peer averages; (b) the Floating Rate Fund had a net management fee that was the same as the peer average and a net expense ratio that was below the peer average; (c) the High Yield Fund had a net management fee that was below the peer average and a net expense ratio that was in line with the peer average; and (d) the
Preferred Fund had a net management fee that was in line with the peer average and a net expense ratio that was below the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020), including (a) the temporary expense caps applicable to the Credit Income Fund and the Strategic Income Fund; (b) the permanent expense cap applicable to the Preferred Fund; and (c) the temporary and permanent expense caps applicable to the Flexible Income Fund, the Floating Rate
Fund and the High Yield Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in
Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; Vice President and Assistant Secretary (since 2022) of Winslow Capital Management, LLC;
formerly, Vice President and Assistant Secretary of NWQ Investment Management
Company, LLC (2002-2020) and Santa Barbara Asset Management, LLC (2006-
2020) Chartered Financial Analyst.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-TFI-0822D 2452032-INV-Y-10/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended August 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Preferred Securities and Income Fund	31,690	0	0	0
Nuveen Flexible Income Fund	31,690	0	0	0

Total	$63,380	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Preferred Securities and Income Fund	0%	0%	0%	0%
Nuveen Flexible Income Fund	0%	0%	0%	0%

September 30, 2021[5]	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Preferred Securities and Income Fund	30,490	0	0	0
Nuveen Flexible Income Fund	30,490	0	0	0

Total	$60,980	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	FYE changed from 09/30 to 08/31

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Preferred Securities and Income Fund	0%	0%	0%	0%
Nuveen Flexible Income Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended September 30, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2022	Total Non-Audit Fees Billed to Funds	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Funds)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Preferred Securities and Income Fund	0	0	0	0
Nuveen Flexible Income Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended September 30, 2021	Total Non-Audit Fees Billed to Funds	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Funds)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Preferred Securities and Income Fund	0	0	0	0
Nuveen Flexible Income Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: November 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: November 4, 2022